     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 29, 2003.


                                                               FILE NO. 33-58041
                                                               FILE NO. 811-7257
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 12       /X/

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 13              /X/



                            ------------------------

                      SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                         C/O THE CT CORPORATION SYSTEM
                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)
        Registrant's Telephone Number, including Area Code 610-989-1000

                               EDWARD D. LOUGHLIN
                          C/O SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

     Richard W. Grant, Esquire            Thomas P. Lemke, Esquire
     Morgan, Lewis & Bockius LLP          Morgan, Lewis & Bockius LLP
     1701 Market Street                   1111 Pennsylvania Avenue, N.W.
     Philadelphia, Pennsylvania 19103     Washington, D.C. 20004

                            ------------------------

       Title of Securities Being Registered Units of Beneficial Interest

 It is proposed that this filing will become effective (check appropriate box):


   / /     immediately upon filing pursuant to paragraph (b)
   /X/     on July 31, 2003 pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   / /     on July 31, 2003 pursuant to paragraph (a)(2) of Rule 485
   / /     75 days after filing pursuant to paragraph (a)(2)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEI INVESTMENTS

Equity

Large Cap Disciplined
Equity Fund

Prospectus as of
July 31, 2003

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INSTITUTIONAL INVESTMENTS TRUST
------------------------------------------------------------------------------

About This Prospectus


SEI Institutional Investments Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients that have signed an Investment Management Agreement (as discussed below). This prospectus gives you important information about shares of the Large Cap Disciplined Equity Fund that you should know before investing. Please read this prospectus and keep it for future reference.



This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:



Principal Investment Strategies and Risks                    2
--------------------------------------------------------------
Performance Information and Expenses                         4
--------------------------------------------------------------
More Information About Fund Investments                      5
--------------------------------------------------------------
Investment Adviser and Sub-Advisers                          5
--------------------------------------------------------------
Purchasing and Selling Fund Shares                           7
--------------------------------------------------------------
Dividends, Distributions and Taxes                          10
--------------------------------------------------------------
How to Obtain More Information About SEI
  Institutional Investments Trust                   Back Cover
--------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1


Asset Allocation



The Large Cap Disciplined Equity Fund has distinct risk and reward characteristics, investment objectives, policies, and strategies. In addition to managing the Fund, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by the Fund varies, as does the investment risk/return potential represented by the Fund. Because of the historical lack of correlation among various asset classes, an investment in the Fund representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, an asset allocation strategy may reduce risk.



In managing the Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Fund to ensure that they do not deviate from their stated investment philosophy or process.



Eligible Investors


Eligible investors are principally institutions, including defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans, and Taft-Hartley plans, that have entered into an Investment Management Agreement (an Agreement) with SIMC (collectively, Eligible Investors). More information about Eligible Investors is in the "Purchasing and Selling Fund Shares" section of this prospectus.


Risk/Return Information



The Large Cap Disciplined Equity Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.



The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goals. No matter how good a job the Adviser and Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.



The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2                                       SEI INVESTMENTS / PROSPECTUS


LARGE CAP DISCIPLINED EQUITY FUND

------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                      Capital Appreciation

SHARE PRICE VOLATILITY:               Medium to High

PRINCIPAL INVESTMENT STRATEGY:        Utilizing multiple sub-advisers, the
                                      Fund invests in common stocks and other
                                      equity investments

--------------------------------------------------------------------------------

Investment Strategy


Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets in equity investments (E.G., common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities) of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (S&P 500 Index) (currently between $387 million and $284 billion). The Fund also may engage in short sales.



The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments. The Fund uses a multi-manager approach, relying on Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Overall, the Fund utilizes one or more Sub-Advisers who rely on rigorous application of proprietary stock analysis, rather than traditional fundamental analysis, to select securities. The Fund also may utilize one or more additional Sub-Advisers who manage in a complementary style with the objective to add value over the S&P 500 Index while maintaining similar level of volatility as the S&P 500 Index.



What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.


Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the

SEI INVESTMENTS / PROSPECTUS                                       3


borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.



The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

4                                       SEI INVESTMENTS / PROSPECTUS

Performance Information

As of July 31, 2003, the Fund had not commenced operations, and did not have a performance history.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                    CLASS A SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                       0.40%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                       None
----------------------------------------------------------------------
Other Expenses                                                 0.15%*
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                         0.55%**
----------------------------------------------------------------------



* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and the Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:



Large Cap Disciplined Equity Fund                   0.33%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                          1 YEAR  3 YEARS
---------------------------------------------------------
Large Cap Disciplined Equity Fund         $   56  $   176
---------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.



INVESTMENT ADVISER AND SUB-ADVISERS



SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.



Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).



SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of June 30, 2003, SIMC had approximately $46.4 billion in assets under management. SIMC receives investment advisory fees, as a percentage of the Fund's average net assets, at the annual rate of 0.40%.



SUB-ADVISERS AND PORTFOLIO MANAGERS



ANALYTIC INVESTORS, INC.: Analytic Investors, Inc. (Analytic), located at 700 South Flower, Suite 2400, Los Angeles, California 90017, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at Analytic manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to Analytic.



BARCLAYS GLOBAL FUND ADVISORS: Barclays Global Fund Advisors (BGFA), located at 45 Fremont Street, San Francisco, California 94105, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at BGFA manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to BGFA.



ENHANCED INVESTMENT TECHNOLOGIES, LLC: Enhanced Investment Technologies, LLC (INTECH), located at 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at INTECH, led by Dr. E. Robert Fernholz, Chief Investment Officer of INTECH, manages the portion of the Large Cap Disciplined Equity

6                                       SEI INVESTMENTS / PROSPECTUS


Fund's assets allocated to INTECH. Dr. Fernholz has been with INTECH for 16 years and has 32 years of investment experience.



PRUDENTIAL INVESTMENT MANAGEMENT, INC.: Prudential Investment Management, Inc.
(PIM), located at Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at PIM, led by James H. Scott, Senior Managing Director, Quantitative Management and Margaret Stumpp, Senior Managing Director, Quantitative Management, manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to PIM. Mr. Scott and Ms. Stumpp have held their current positions since 1997.

SEI INVESTMENTS / PROSPECTUS                                       7

PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.



The Fund offers shares only to Eligible Investors that have signed an Investment Management Agreement with SIMC. Under each Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of its assets. Each Agreement sets forth the fee to be paid to SIMC, which is ordinarily expressed as a percentage of the Eligible Investor's assets managed by SIMC. This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance based fee or a fixed-dollar fee for certain specified services.


For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).


Eligible Investors (as defined above) may purchase shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund may reject any purchase order if they determine that accepting the order would not be in the best interests of the Fund or its shareholders. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through these financial institutions, you should contact these financial institutions directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.



The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern

8                                       SEI INVESTMENTS / PROSPECTUS


time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.



HOW THE FUND CALCULATES NAV



NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of the Fund's investments may change on days when you cannot purchase or sell Fund shares.


MINIMUM PURCHASES


To purchase shares for the first time, Eligible Investors must invest at least $100,000 in the Fund. The Fund may accept investments of smaller amounts at its discretion.

--------------------------------------------------------------------------------

How to Sell Your Fund Shares


If you hold Fund shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.


REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

SEI INVESTMENTS / PROSPECTUS                                       9

TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.


Distribution of Fund Shares


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's shares.

10                                       SEI INVESTMENTS / PROSPECTUS


DIVIDENDS, DISTRIBUTIONS AND TAXES


Dividends and Distributions


The Fund distributes its investment income periodically as a dividend to shareholders. It is the policy of the Fund to pay dividends quarterly. The Fund makes distributions of capital gains, if any, at least annually.


You will receive dividends and distributions in cash unless otherwise stated.

Taxes


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.



At least annually, the Fund will distribute substantially all of its net investment income and net realized capital gains, if any. If you are a taxable investor, the dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event.



MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

NOTES:

SEI INVESTMENTS

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2003 includes detailed information about SEI Institutional Investments Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN AN SAI OR MORE INFORMATION:

By Telephone:    Call 1-8OO-DIAL-SEI

By Mail:         Write to the Funds at:
                 1 Freedom Valley Drive
                 Oaks, PA 19456

By Internet:     http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual Report and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:
Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Investments Trust's Investment Company Act registration number is 811-7257.

[Code to come]

                       SEI INSTITUTIONAL INVESTMENTS TRUST

                                   PROSPECTUS

                                  JULY 31, 2003




                            SMALL/MID CAP EQUITY FUND

                               INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                            INVESTMENT SUB-ADVISERS:


                            BLACKROCK ADVISORS, INC.
                       DELAWARE MANAGEMENT BUSINESS TRUST
                         MAZAMA CAPITAL MANAGEMENT, INC.
               SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED
                       WELLINGTON MANAGEMENT COMPANY, LLP


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS


SEI Institutional Investments Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients that have signed an Investment Management Agreement (as discussed below). This prospectus gives you important information about shares of the Small/Mid Cap Equity Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:



                                                                      PAGE
      PRINCIPAL INVESTMENT STRATEGIES AND RISKS, PERFORMANCE
        INFORMATION AND EXPENSES                                      XX
      MORE INFORMATION ABOUT FUND INVESTMENTS                         XX
      INVESTMENT ADVISER AND SUB-ADVISERS                             XX
      PURCHASING AND SELLING FUND SHARES                              XX
      DIVIDENDS, DISTRIBUTIONS AND TAXES                              XX
      HOW TO OBTAIN MORE INFORMATION ABOUT
        SEI INSTITUTIONAL INVESTMENTS TRUST                           BACK COVER

ASSET ALLOCATION

The Small/Mid Cap Equity Fund has distinct risk and reward characteristics, investment objectives, policies, and strategies. In addition to managing the Fund, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by the Fund varies, as does the investment risk/return potential represented by the Fund. Because of the historical lack of correlation among various asset classes, an investment in the Fund representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, an asset allocation strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Fund to ensure that they do not deviate from their stated investment philosophy or process.

ELIGIBLE INVESTORS


Eligible investors are principally institutions, including defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans, and Taft-Hartley plans, that have entered into an Investment Management Agreement (an Agreement) with SIMC (collectively, Eligible Investors). More information about Eligible Investors is in the "Purchasing and Selling Fund Shares" section of this prospectus.


RISK/RETURN INFORMATION

The Small/Mid Cap Equity Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goals. No matter how good a job the Adviser and Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

SMALL/MID CAP EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL:                          Long-term capital appreciation

SHARE PRICE VOLATILITY:                   High

PRINCIPAL INVESTMENT STRATEGY:            Utilizing multiple sub-advisers, the Fund invests in
                                          the common stocks and other equity securities of small
                                          to medium sized issuers

INVESTMENT STRATEGY


Under normal circumstances, the Small/Mid Cap Equity Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (currently between $67 million and $3.6 billion). The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. For example, the Sub-Advisers may include both value managers (i.e., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, cash flow or book value), and growth managers (i.e., managers that select stocks they believe have significant earnings growth potential based on new product introductions, revenue growth and/or margin improvement and other factors).

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small to medium capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

The smaller and medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

PERFORMANCE INFORMATION

As of July 31, 2003, the Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


                                                      CLASS A SHARES
--------------------------------------------------------------------
Investment Advisory Fees                                  0.65%
Distribution (12b-1) Fees                                 None
Other Expenses                                            0.15%*
                                                      --------------
Total Annual Fund Operating Expenses                      0.80%**



----------
*     Other expenses are based on estimated amounts for the current fiscal year.
**    The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and the Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:



      Small/Mid Cap Equity Fund          0.65%


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                            1 YEAR              3 YEARS
Small/Mid Cap Equity Fund                   $   82              $   255

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of June 30, 2003, SIMC had approximately $46.4 billion in assets under management. SIMC receives investment advisory fees, as a percentage of the Fund's average net assets, at the annual rate of 0.65%.

SUB-ADVISERS AND PORTFOLIO MANAGERS

BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 100 Bellevue Parkway, Wilmington, Delaware 19809, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Wayne Archambo and Kate O'Connor serve as portfolio managers of the portion of the Small/Mid Cap Equity Fund's assets allocated to BlackRock. Mr. Archambo and Ms. O'Connor each has 20 and 10 years of investment experience, respectively.

DELAWARE MANAGEMENT BUSINESS TRUST: Delaware Management Business Trust (DMBT), located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103 serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals at DMBT manages the portion of the Small/Mid Cap Equity Fund's assets allocated to DMBT. The team members have an average of 14 years of investment experience.

MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the

Small/Mid Cap Equity Fund. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama and Stephen C. Brink, CFA, Vice President, Director of Research and Portfolio Manager of Mazama serve as portfolio managers of the portion of the Small/Mid Cap Equity Fund's assets managed by Mazama. Prior to founding Mazama in October 1997, Mr. Sauer was President and Director of Research at Black & Company Asset Management. Mr. Sauer has over 22 years of investment experience. Prior to joining Mazama in 1997, Mr. Brink was Chief Investment Officer at US Trust's Pacific Northwest office. Mr. Brink has over 25 years of investment experience.

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED: Security Capital Research & Management Incorporated (SC-R&M), located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals at SC-R&M, led by Anthony R. Manno, CEO, President and Chief Investment Officer, Kenneth D. Statz, Managing Director and Senior Marketing Strategist and Kevin W. Bedell, Senior Vice President, manages the portion of the Small/Mid Cap Equity Fund's assets allocated to SC-R&M. Mr. Manno, Mr. Statz and Mr. Bedell each has 28, 21 and 16 years of investment experience, respectively.

WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. James P. Hoffman, Senior Vice President and Partner, serves as portfolio manager of the portion of the Small/Mid Cap Equity Fund's assets allocated to Wellington Management. Mr. Hoffman has been with Wellington Management since 1997 and has 8 years of investment experience.

PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

The Fund offers shares only to Eligible Investors that have signed an Investment Management Agreement with SIMC. Under each Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of its assets. Each Agreement sets forth the fee to be paid to SIMC, which is ordinarily expressed as a percentage of the Eligible Investor's assets managed by SIMC. This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance based fee or a fixed-dollar fee for certain specified services.


For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).


Eligible Investors (as defined above) may purchase shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund may reject any purchase order if they determine that accepting the order would not be in the best interests of the Fund or its shareholders. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through these financial institutions, you should contact these financial institutions directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of the Fund's investments may change on days when you cannot purchase or sell Fund shares.


MINIMUM PURCHASES


To purchase shares for the first time, Eligible Investors must invest at least $100,000 in the Fund. The Fund may accept investments of smaller amounts at its discretion.


HOW TO SELL YOUR FUND SHARES


If you hold Fund shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.


REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.


DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS


The Fund distributes its investment income periodically as a dividend to shareholders. It is the policy of the Fund to pay dividends quarterly. The Fund makes distributions of capital gains, if any, at least annually.


You will receive dividends and distributions in cash unless otherwise stated.

TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

At least annually, the Fund will distribute substantially all of its net investment income and net realized capital gains, if any. If you are a taxable investor, the dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

                       SEI INSTITUTIONAL INVESTMENTS TRUST

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


More information about the Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2003 includes detailed information about SEI Institutional Investments Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN AN SAI OR MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI


By Mail:  Write to the Fund at:

1 Freedom Valley Drive
Oaks, PA 19456

By Internet:  http://www.seic.com

From the SEC: You can obtain the SAI or the Annual Report and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Investments Trust's Investment Company Act registration number is 811-7257.

                      SEI INSTITUTIONAL INVESTMENTS TRUST

Adviser:

  SEI Investments Management Corporation

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Sub-Advisers:


  Analytic Investors, Inc.
  Barclays Global Fund Advisors
  BlackRock Advisors, Inc.
  Delaware Management Business Trust
  Enhanced Investment Technologies, LLC
  Mazama Capital Management, Inc.
  Prudential Investment Management, Inc.
  Security Capital Research & Management Incorporated
  Wellington Management Company, LLP



    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the SEI Institutional Investments Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus relating to Class A Shares of the Large Cap Disciplined Equity and Small/Mid Cap Equity Funds. A Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.


    July 31, 2003

                               TABLE OF CONTENTS


The Trust.................................................................   S-3
Investment Objectives and Policies........................................   S-3
Description of Permitted Investments and Risk Factors.....................   S-4
Description of Ratings....................................................  S-21
Investment Limitations....................................................  S-23
The Administrator and Transfer Agent......................................  S-24
The Adviser and Sub-Advisers..............................................  S-24
Distribution and Shareholder Servicing....................................  S-27
Trustees and Officers of the Trust........................................  S-27
Performance...............................................................  S-32
Purchase and Redemption of Shares.........................................  S-34
Taxes.....................................................................  S-35
Fund Portfolio Transactions...............................................  S-38
Description of Shares.....................................................  S-40
Limitation of Trustees' Liability.........................................  S-40
Code of Ethics............................................................  S-40
Voting....................................................................  S-40
Shareholder Liability.....................................................  S-41
Control Persons and Principal Holders of Securities.......................  S-41
Master/Feeder Option......................................................  S-41
Custodian.................................................................  S-41
Legal Counsel.............................................................  S-41


July 31, 2003

                                   THE TRUST

    SEI Institutional Investments Trust (the "Trust") is an open-end management investment company that has diversified and non-diversified funds. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares. Shareholders may purchase shares in certain funds through separate classes, which may provide for variations in transfer agent fees, shareholder service fees, dividends and certain voting rights. Except for such differences, each share of each fund represents an equal proportionate interest in that fund with each other share of that fund.

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any fund, and all assets of such fund belong to that fund and would be subject to the liabilities related thereto. The Trust pays its expenses, including the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.


    This Statement of Additional Information relates to the following funds:
Large Cap Disciplined Equity and Small/Mid Cap Equity Funds (each a "Fund" and, together, the "Funds").


                       INVESTMENT OBJECTIVES AND POLICIES


    LARGE CAP DISCIPLINED EQUITY FUND--The investment objective of the Large Cap Disciplined Equity Fund is capital appreciation.



    Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets in equity investments (E.G., include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities) of large companies. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (the "S&P 500 Index") (currently between
$387 million and $284 billion). The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments. The Fund may also engage in short sales. In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."


    SMALL/MID CAP EQUITY FUND--The investment objective of the Small/Mid Cap Equity Fund is long-term capital appreciation.


    Under normal circumstances, the Small/Mid Cap Equity Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (currently between $67 million and $3.6 billion). In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."


    There can be no assurance that the Funds will achieve their respective investment objectives.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRs") AND GLOBAL DEPOSITARY RECEIPTS ("GDRs")--ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market, EDRs are designed for trading in European securities market and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.


    ASSET-BACKED SECURITIES--Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and overcollateralization. A Fund may also invest in other asset-backed securities that may be created in the future if the Sub-Advisers determine that they are suitable.


    Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be limited secondary market for such securities.

    BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. Certificates of deposit have penalties for early withdrawal.

    COMMERCIAL PAPER--The term commercial paper is used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. (See "Description of Ratings").

    CONSTRUCTION LOANS--In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration (FHA) under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA- or GNMA-insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development (HUD) through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

    Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

    Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate (CLC). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate (PLC). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

    CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

    EQUITY-LINKED WARRANTS--Equity linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position the shares are sold and the warrant redeemed with the proceeds.

    Each warrant represents one share of the underlying stock, therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar denominated and priced daily on several international stock exchanges.


    There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker, (but the Sub-Advisers can mitigate this by only purchasing from issuers with the highest credit rating). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.


    EQUITY SECURITIES--Equity securities represent ownership interests in a company or corporation and consist of common stock, preferred stock, warrants and other rights to acquire such instruments. Equity securities may be listed on exchanges or traded in the over-the-counter market. Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

    Investments in the equity securities of small capitalization companies involves greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

    FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not affect cash income derived from these securities, but will affect a Fund's net asset value.

    Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Fund's Sub-Advisers. See "Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded, the Sub-Adviser will review the situation and take appropriate action with regard to the security.

    FOREIGN SECURITIES--Foreign securities may consist of obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, a Fund may invest in ADRs traded on registered exchanges or NASDAQ. While a Fund expects to invest primarily in sponsored ADRs, a joint arrangement between the issuer and the depositary, some ADRs may be unsponsored. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in the exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

    In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

    FORWARD FOREIGN CURRENCY CONTRACTS--Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

    When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a foreign forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

    Also, when a Fund's Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it generally will not be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars. The Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

    FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging and risk management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, and that amount will be marked to market on a daily basis.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with a demand notice period exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations over seven days in length.


    INVESTMENT COMPANIES--Investment company securities are securities of other open-end or closed-end investment companies. The 1940 Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund's total assets in any one investment company and no more than 10% in any combination of investment companies. A Fund may invest in investment companies in excess of these limits to the extent permitted by any rule, regulation or order of the U.S. Securities and Exchange Commission (the "SEC"). A Fund may invest in investment companies managed by the Adviser or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by rule, regulation or order of the SEC. To the extent a Fund invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Fund also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses. A Fund does not intend to invest in other investment companies unless, in the judgment of its Sub-Advisers, the potential benefits of such investments exceed the associated costs (which includes any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities.


    Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuers' fund securities, and are subject to limitations under the 1940 Act. A Fund may incur additional tax liability and be subject to special tax rules with respect to any investments in the stock of a foreign issuer that constitutes a "passive foreign investment company" under the Code.

    EXCHANGE TRADED FUNDS. Exchange Traded Funds (ETFs) are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts ("UITs"). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.


    LOWER RATED SECURITIES--Lower-rated bonds are commonly referred to as "junk bonds" or high yield/high risk securities. These securities are rated "Baa" or "BBB" or lower by an NRSRO. Each Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P. These ratings indicate that the obligations are speculative and may be in default. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.


    The high yield market is relatively new and its growth paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund's Sub-Advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

    Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

    GROWTH OF HIGH YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic down turn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

    LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

    TAXES. A Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

    MONEY MARKET SECURITIES--Money market securities are high-quality dollar and nondollar-denominated, short-term debt instruments. They consist of:
(i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. and foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations and governments that issue high-quality commercial paper or similar securities; (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers; and
(vi) foreign government obligations.


    MORTGAGE-BACKED SECURITIES--The Funds may invest in mortgage-backed securities issued by Government National Mortgage Association ("GNMA") and certain government-related organizations such as Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.


    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the FHLMC. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold
PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan on sale of the property. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"): CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

    REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments while the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

    PARALLEL PAY SECURITIES; PAC BONDS: Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which

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must be retired by its stated maturity date or final distribution date, but may be retired earlier. It is possible that payments on one class of parallel pay security may be deferred or subordinated to payments on other classes. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    MORTGAGE DOLLAR ROLLS--Mortgage "dollar rolls" or "covered rolls," are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held.

    To avoid any leveraging concerns, a Fund will place liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation.


    OBLIGATIONS OF SUPRANATIONAL AGENCIES--Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Currently, each Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.


    OPTIONS--A Fund may purchase and write put and call options on indices or securities and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    Options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. Alternatively, a Fund may choose to terminate an option position by entering into a closing transaction. All settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    All options written on indices or securities must be covered. When a Fund writes an option or security on an index, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open, or will

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otherwise cover the transaction. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

    A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write covered call options on securities as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

    A segregated account is maintained to cover the difference between the closing price of the index and the exercise price of the index option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, the ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

    RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PRIVATIZATIONS--Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

    PUT TRANSACTIONS--All of the Funds may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the

"writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Fund's Sub-Advisers believe present minimum credit risks, and the Fund's Sub-Advisers would use their best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

    The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of fund securities that a Fund may purchase subject to a put but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

    RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

    REITs--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

    A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. A Fund's Sub-Advisers enter into repurchase agreements only with financial institutions that they deem to present minimal risk of bankruptcy during the term of the agreement, based on guidelines that are periodically reviewed by the Board of Trustees. These guidelines currently permit each Fund to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. A Fund's Sub-Advisers will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements are considered loans under the 1940 Act.

    SECURITIES LENDING--Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to the Adviser, Sub-Advisers or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively.

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Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

    The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

    By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand;
(iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

    SHORT SALES--Selling securities short involves selling securities the Fund does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. A Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

    SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS--Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

    A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

    A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

    Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to the another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

    Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

    The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

    Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

    Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the

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other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

    A Fund will enter into swaps only with counterparties that the Adviser or Sub-Advisers believe to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise cover the transaction by entering into an offsetting position or agreement.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

    Time deposits with a withdrawal penalty are considered to be illiquid securities.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--U.S. Government agency obligations are obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Agencies of the U.S. Government that issue obligations, including, among others, Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. A Fund may purchase securities issued or guaranteed by GNMA which represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools.

    Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Fund's shares.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations are bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). No Fund may actively trade STRIPS. STRIPS are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

    U.S. TREASURY RECEIPTS--U. S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

    VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. These instruments may involve a demand feature and may include variable amount master demand notes available through the custodian, or otherwise. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at

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par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Fund's Sub-Advisers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Fund. Each Fund's Sub-Advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average fund maturity.

    WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued and delayed delivery securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate to do so. When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for purposes of leveraging.

    One form of when-issued or delayed-delivery security that a Fund may purchase is a "to be announced" ("TBA") mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

    Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

    When a Fund agrees to purchase when-issued securities, it will earmark or segregate cash or liquid securities in an amount equal to the Fund's commitment to purchase these securities. If the value of these assets declines, the Fund will earmark or segregate additional liquid assets on a daily basis so that the value of the earmarked or segregated assets is equal to the amount of such commitments.

    YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933 (the "Securities Act"). These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

    The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

    ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value, and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

    To avoid any leveraging concerns, the Fund will place cash or liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

    Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or
(ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".
A-3 Debt carrying this designation has an adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B Debt rated 'B' is regarded as having only speculative capacity for timely payment.
C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D This rating indicates that the obligation is in payment default.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'
F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned
           'F-1+' and 'F-1' ratings.
F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.
D Default. Issues assigned this rating are in actual or imminent payment default.
LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies of the Funds and may not be changed without shareholder approval.

A Fund may not:

1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

3. Issue any class of senior security (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and
    (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

    The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in this Statement of Additional Information.

    For purposes of the industry concentration limitation specified in the Statement of Additional Information, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies of the Funds and may be changed without shareholder approval.

A Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

                      THE ADMINISTRATOR AND TRANSFER AGENT

    SEI Investments Fund Management (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

    The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days written notice to the Administrator; or (b) by the Administrator on not less than 90 days written notice to the Trust.

    If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

                        THE ADVISER AND THE SUB-ADVISERS


    SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of money managers. SIMC and its affiliates currently serve as adviser to more than 9 investment companies, including more than 53 portfolios, with more than $46.4 billion in assets under management as of June 30, 2003.


    SIMC is the investment adviser for each of the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated Sub-Advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers for a Fund.

    The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board of Trustees, a number of sub-advisers (the "Sub-Advisers") are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to the Funds. Sub-Advisers are selected for the Funds based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    For its advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):


Large Cap Disciplined Equity Fund...........................   0.40%
Small/Mid Cap Equity Fund...................................   0.65%


    SIMC pays the Sub-Advisers a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

    The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

    The continuance of each Investment Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Advisers, or by the Adviser or Sub-Advisers on 90 days' written notice to the Trust.

THE SUB-ADVISERS



    ANALYTIC INVESTORS, INC.--Analytic Investors, Inc. ("Analytic") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. Analytic, a wholly owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970.



    BARCLAYS GLOBAL FUND ADVISORS--Barclays Global Fund Advisors ("BGFA") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. BGFA is a majority-owned indirect subsidiary of Barclays Bank PLC, which is wholly-owned by Barclays PLC, a publicly listed holding company based in London, England.



    BLACKROCK ADVISORS, INC.--BlackRock Advisors, Inc. ("BlackRock") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity Fund. BlackRock is a wholly-owned subsidiary of BlackRock, Inc. and an indirect, majority-owned subsidiary of PNC Financial Services Group, Inc. BlackRock is a Delaware corporation.



    DELAWARE MANAGEMENT BUSINESS TRUST--Delaware Management Business Trust ("DMBT") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity Fund. DMBT is a wholly owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation. DMBT traces its origins to 1929.



    ENHANCED INVESTMENT TECHNOLOGIES, LLC--Enhanced Investment Technologies, LLC ("INTECH") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. Janus Capital Group, Inc. owns 50.1% of INTECH and 49.9% of INTECH is owned by its employees. INTECH was founded in 1987.



    MAZAMA CAPITAL MANAGEMENT, INC.--Mazama Capital Management, Inc. ("Mazama") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity Fund. Mazama is 93% employee-owned.



    PRUDENTIAL INVESTMENT MANAGEMENT, INC.--Prudential Investment
Management, Inc. ("Prudential") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. Prudential is a wholly owned subsidiary of Prudential Asset Management Holding Company, Inc., which in turn is wholly owned by Prudential Financial, Inc. Prudential was founded in 1984.



    SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED--Security Capital Research & Management Incorporated ("SC-R&M") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity Fund. SC-R&M is 100% owned by GECIA Holdings, Inc., which in turn is indirectly 100% owned by General Electric Company.



    WELLINGTON MANAGEMENT COMPANY, LLP--Wellington Management Company, LLP ("Wellington Management") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

                     DISTRIBUTION AND SHAREHOLDER SERVICING

    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement ("Distribution Agreement") with the Trust. The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

    The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor may receive compensation.

    The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares.

                       TRUSTEES AND OFFICERS OF THE TRUST

    BOARD OF TRUSTEES RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of 66 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

    MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

    INTERESTED TRUSTEES.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since
1995)--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Global Master Fund plc, SEI Global Assets Fund, plc, SEI Global Investments Fund plc, SEI Investments Global, Limited, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1995)--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor. Director of SEI Investments since 1978; Secretary of SEI Investments since 1974. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional

International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    INDEPENDENT TRUSTEES.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1995)--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., July 1984 to January 1997. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Attorney, Sole Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, State Street Capital Trust (consisting of 24 portfolios), Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1996)--Self Employed Consultant, Newfound Consultants Inc. since April 1997. Hedge Fund Manager, Teton Partners, L.P., June 1991-December 1996; Hedge Fund Manager, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, State Street Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Consultant, Grecoventures Ltd. Consulting since May 1999. Interim President & Chief Executive Officer, Private Industry Council of Philadelphia, April 1998--August 1998; Co-Chairman, Welfare to Work Program. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997; Director, Sunoco, Inc.; Director, Exelon Corporation; Director, Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

------------------------

 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their relationship with the Trust's Adviser and Distributor.

    BOARD STANDING COMMITTEES. The Board has established the following standing committees:


    - AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times in the Trust's most recently completed fiscal year.



    - FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met 21 times in the most recently completed Trust fiscal year.



    - NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibilities of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Nominating Committee. The Nominating Committee meets, as necessary, and did not meet in during the most recently completed Trust fiscal year.


    BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS. The approval of each Investment Advisory Agreement must be specifically approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. In connection with these approvals, the Board requests and reviews a wide variety of information from the Adviser and Sub-Advisers. The Trustees use this information, as well as other information that the Adviser, the Sub-Advisers and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to approve each Investment Advisory Agreement.

    Before meeting for the approval of the Investment Advisory Agreements, the Board requested and received written materials from the Adviser and each Sub-Adviser about: (a) the quality of the Adviser's and Sub-Advisers' investment management and other services; (b) the Adviser's and Sub-Advisers' investment management personnel; (c) the Adviser's and Sub-Advisers' operations and financial condition; (d) the Adviser's and Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser and each Sub-Adviser charges a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the Adviser's and Sub-Advisers' compliance systems; (h) the Adviser's and Sub-Advisers' policies on and compliance procedures for personal securities transactions; and (i) the Adviser's and Sub-Advisers' reputation, expertise and resources in domestic financial markets.

    At the meeting, representatives from the Adviser and Sub-Advisers presented additional oral and written information to the Board to help the Board evaluate the Adviser's and Sub-Advisers' fees and other aspects of the Agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and the Adviser's and Sub-Advisers' oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal and approval, as applicable, of each Investment Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

    Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve each Investment Advisory Agreement in consideration that: (i) the terms of the each Investment Advisory Agreement are fair and reasonable; and (ii) the Adviser's and Sub-Advisers' fees are reasonable in light of the services that the Adviser and the Sub-Advisers provide to the Funds.

    FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                                              AGGREGATE DOLLAR RANGE
                                                      DOLLAR RANGE OF            OF SHARES (FUND
NAME                                                FUND SHARES (FUND)*             COMPLEX)*
----                                            ---------------------------   ----------------------
Mr. Nesher....................................             None                   Over $100,000
Mr. Doran.....................................             None                     None
Mr. Gooch.....................................             None                   Over $100,000
Mr. Storey....................................             None                     None
Mr. Sullivan..................................             None                     None
Ms. Greco.....................................             None                     None

------------------------

*  Valuation date is December 31, 2002.

    BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.


                                                        PENSION OR
                                                    RETIREMENT BENEFITS
                                                        ACCRUED AS        ESTIMATED ANNUAL   TOTAL COMPENSATION FROM
                                      AGGREGATE           PART OF          BENEFITS UPON          THE TRUST AND
NAME                                 COMPENSATION      FUND EXPENSES         RETIREMENT           FUND COMPLEX*
----                                 ------------   -------------------   ----------------   -----------------------
Mr. Nesher.........................     $     0             N/A                 N/A                  $      0
Mr. Doran..........................     $     0             N/A                 N/A                  $      0
Mr. Gooch..........................     $20,794             N/A                 N/A                  $133,000
Mr. Storey.........................     $20,794             N/A                 N/A                  $133,000
Mr. Sullivan.......................     $20,794             N/A                 N/A                  $133,000
Ms. Greco..........................     $20,794             N/A                 N/A                  $133,000


------------------------


    TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.


    Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates act as investment adviser, administrator or distributor.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since 1995)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of the Adviser and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since
2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999. Associate, Richter, Miller & Finn (law firm), 1993-1997.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary (since 1995)--Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Adviser, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995.

    JAMES R. FOGGO (DOB 06/30/64)--Controller and Chief Financial Officer (since
2000)--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President and Secretary of the Adviser, the Administrator and the Distributor since May 1999. Associate, Paul, Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since 1998)--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Employed by SEI Investments since November 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.

    SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Assistant Secretary (since 2002)--Vice President and Secretary of the Trust, 2001-2002. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.

    ROBERT S. LUDWIG (DOB 03/12/50)--Vice President and Assistant Secretary (since 1995)--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985-1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974-1985.

    WILLIAM E. ZITELLI, JR. (DOB 06/14/68)--Vice President and Assistant Secretary (since 2001)--Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate, Pepper Hamilton LLP (law firm), 1997-1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.

    JOHN C. MUNCH (DOB 05/07/71)--Vice President and Assistant Secretary (since
2002)--Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since November 2001. Associate, Howard, Rice, Nemorvoski, Canady, Falk & Rabkin (law firm), 1998-2001. Associate, Seward & Kissel LLP (law firm), 1996-1998.

    JOHN MUNERA (DOB 01/14/63)--Vice President and Assistant Secretary (since
2002)--Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia (1998-2000).

                                  PERFORMANCE

    From time to time, each of the Funds may include the Fund's yield, effective yield, total return (on a before taxes basis, after taxes on distributions or after taxes on distributions and redemption) or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

    Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

    In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

    The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. Yield will be calculated according to the following formula:

       Yield = 2[((a-b)/cd+1) TO THE POWER OF 6 - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

    TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.


    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T) TO THE POWER OF n = ATV TO THE BASE OF D, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV TO THE BASE OF D= value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.


    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T) TO THE POWER OF n = ATV TO THE BASE OF DR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV TO THE BASE OF DR = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

                       PURCHASE AND REDEMPTION OF SHARES

    Each Fund's securities are valued by SEI Management pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

    Shares of a Fund may be purchased in exchange for securities included in the Fund subject to SEI Management's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the Shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or loss for federal income tax purposes in making the exchange.

    SEI Management will not accept securities for a Fund unless (1) such securities are appropriate for the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Trust's Board of Trustees; and
(5) the securities may be acquired under the investment restrictions applicable to the Fund.

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange ("NYSE") is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the fund securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Distributor, the Sub-Advisers and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The securities may be traded on foreign markets on days other than Business Days or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern time or the close of normal trading on the NYSE. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the Sub-Advisers determine that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the federal, state, local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.


    Distributions of net short-term capital gains will be taxable to you as ordinary income. In general, distributions by the fund of investment company taxable income (excluding net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the fund). All or a portion of these distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations.



    The fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year. If you have not held fund shares for a full year, the fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the fund.



    If the fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.


    Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.


    For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 15% and short-term capital gains are currently taxed at ordinary income tax rates.



    Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.


    If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction will generally be available for eligible corporate shareholders (which are subject to certain limitations). The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

    In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

    A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer such Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by such Fund.

    A Fund will be required in certain cases to withhold, at applicable withholding rates, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify to the Fund that they are a U.S. person (including a resident alien). Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.

    Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to, and intends to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the affect of federal, state and local taxes affecting an investment in Fund shares. Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are generally different for corporate shareholders.

                          FUND PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any broker or dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser and Sub-Advisers are responsible for placing orders to execute fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser and Sub-Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase fund securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The money market securities in which a Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser and Sub-Advisers will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing fund securities transactions of a Fund will primarily consist of dealer spreads and underwriting commissions.

    It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for a Fund on an exchange. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, a Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Fund's Sub-Advisers may place fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser and Sub-Advisers may select a broker based upon brokerage or research services provided to the Adviser and Sub-Advisers. The Adviser and Sub-Advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

    Section 28(e) of the Exchange Act ("Section 28(e)") permits the Adviser and Sub-Advisers, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include
(1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser and Sub-Advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, The Funds' Adviser or Sub-Advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.

    To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser or Sub-Advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Sub-Advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser and Sub-Advisers will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser and Sub-Advisers under the Advisory and Sub-Advisory Agreements. Any advisory, sub-advisory, or other fees paid to the Adviser and Sub-Advisers are not reduced as a result of the receipt of research services.

    In some cases the Adviser or Sub-Advisers receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser or Sub-Advisers make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Sub-Advisers will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser or Sub-Advisers face a potential conflict of interest, but the Adviser or Sub-Advisers believe that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

    From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser or Sub-Advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

    In connection with transactions effected for Funds operating within the "Manager of Managers" structure, under this policy, SIMC and the various firms that serve as money managers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS

    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Sub-Advisers and Distributor have adopted Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

                                     VOTING

    Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    Where the Prospectus for the Funds or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of
(i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust
(i) contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and (ii) provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of the date of this Statement of Additional Information, no persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act.

                              MASTER/FEEDER OPTION

    The Trust may in the future seek to achieve any Fund's investment objective by investing all of that Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the existing Fund. The initial shareholder(s) of each Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Funds. However, shareholders of the Funds will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of a Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Funds believe that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

                                   CUSTODIAN


    Wachovia Bank, N.A. (formerly, First Union National Bank) ("Wachovia"), located at Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, acts as custodian and wire agent for each of the Funds. Wachovia holds cash, securities and other assets of the Funds as required by the 1940 Act.



                                    EXPERTS



    PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent public accountants to the Trust.


                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                      SEI INSTITUTIONAL INVESTMENTS TRUST
                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS:

           (a)        Registrant's Declaration of Trust is incorporated herein by reference to Exhibit (1) of Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041), filed with the
                        Securities and Exchange Commission ("SEC") on March 10,
                        1995.
           (b)        Amended By-Laws, dated February 20, 2001, are herein
                        incorporated by reference to Exhibit (b)(3) of Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2001.
           (c)        Not Applicable.
           (d)(1)     Investment Advisory Agreement between the Trust and SEI
                        Investments Management Corporation ("SIMC") (formerly "SEI
                        Financial Management Corporation") as previously filed with Registrant's Pre-Effective Amendment No. 2 on
                        Form N-1A (File No. 33-58041), filed with the SEC on
                        June 7, 1996 is herein incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(2)     Investment Sub-Advisory Agreement between SIMC and BlackRock
                        Investment Management, Inc. with respect to the Core Fixed
                        Income Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(g) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(3)     Investment Sub-Advisory Agreement between SIMC and LSV Asset
                        Management with respect to the Trust's Large Cap and Small
                        Cap Funds as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(k) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(4)     Investment Sub-Advisory Agreement between SIMC and Western
                        Asset Management Company with respect to the Core Fixed
                        Income Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(5)     Schedule B dated January 1, 1997 to the Trust's Sub-Advisory
                        Agreement dated June 14, 1996 between SIMC and LSV Asset
                        Management with respect to the Large Cap and Small Cap
                        Value Funds is incorporated by reference to Exhibit (5)(ee) of Registrant's Registration Statement on
                        Form N-1A (File No. 33-58041), filed with the SEC on
                        September 29, 1997.
           (d)(6)     Investment Sub-Advisory Agreement between SIMC and RS
                        Investments with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (5)(hh) of Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.
           (d)(7)     Investment Sub-Advisory Agreement between SIMC and Capital
                        Guardian Trust Company with respect to the International
                        Equity Fund is herein incorporated by reference to Exhibit (5)(ii) of Post-Effective Amendment No. 3 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041), filed with the SEC on September 25, 1998.

           (d)(8)     Assignment and Assumption Agreement dated June 26, 2002 and
                        Consent dated June 28, 2002 between SIMC and BlackRock
                        Advisors, Inc. is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 10 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2002.
           (d)(9)     Investment Sub-Advisory Agreement between SIMC and Artisan
                        Partners Limited Partnership with respect to the Small Cap
                        Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 4 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on July 16, 1999.
           (d)(10)    Investment Sub-Advisory Agreement between SIMC and Nomura
                        Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment
                        No. 7 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on September 28,
                        2001.
           (d)(11)    Investment Sub-Advisory Agreement between SIMC and Security
                        Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 5 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 1999.
           (d)(12)    Investment Sub-Advisory Agreement between SIMC and The
                        Boston Company Asset Management with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment
                        No. 6 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on September 27,
                        2000.
           (d)(13)    Investment Sub-Advisory Agreement between SIMC and McKinley
                        Capital Management Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
           (d)(14)    Investment Sub-Advisory Agreement between SIMC and David J.
                        Greene & Company, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2001.
           (d)(15)    Investment Sub-Advisory Agreement between SIMC and Morgan
                        Stanley Investment Management Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment
                        No. 7 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on September 28,
                        2001.
           (d)(16)    Investment Sub-Advisory Agreement between SIMC and Peregrine
                        Capital Management Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.
           (d)(17)    Investment Sub-Advisory Agreement between SIMC and
                        Sanford C. Bernstein & Co., LLC, as revised October 2,
                        2000, with respect to the Large Cap and Large Cap Value
                        Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.

           (d)(18)    Investment Sub-Advisory Agreement between SIMC and Shenkman
                        Capital Management, Inc. with respect to the High Yield
                        Bond Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.
           (d)(19)    Investment Sub-Advisory Agreement between SIMC and
                        Transamerica Investment Management, LLC with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2001.
           (d)(20)    Investment Sub-Advisory Agreement dated March 19, 2002
                        between SIMC and Barclays Global Fund Advisors, with respect to the Large Cap Index, Large Cap Value Index, and
                        Large Cap Growth Index Funds, is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment
                        No. 9 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on March 29, 2002.
           (d)(21)    Investment Sub-Advisory Agreement dated March 12, 2002
                        between SIMC and Montag & Caldwell Inc., with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 9 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on March 29, 2002.
           (d)(22)    Investment Sub-Advisory Agreement dated March 14, 2002,
                        between SIMC and Wellington Management Company, LLP, with respect to the Small Cap Fund, is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment
                        No. 9 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on March 29, 2002.
           (d)(23)    Investment Sub-Advisory Agreement between SIMC and Lloyd
                        George Investment Management (Bermuda) Limited dated
                        September 16, 2002 with respect to the Emerging Markets
                        Equity Fund is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 10 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2002.
           (d)(24)    Investment Sub-Advisory Agreement between SIMC and Mazama
                        Capital Management, Inc. dated December 13, 1999 with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment
                        No. 10 to Registrant's Registration Statement on
                        Form N-1A (File No. 33-58041) filed with the SEC on
                        September 30, 2002.
           (d)(25)    Investment Sub-Advisory Agreement between SIMC and
                        Metropolitan West Asset Management LLC dated June 26, 2002 with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 10 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2002.
           (d)(26)    Form of Investment Sub-Advisory Agreement between SIMC and
                        Fischer Francis Trees & Watts, Inc. with respect to the
                        International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment
                        No. 10 to Registrant's Registration Statement on
                        Form N-1A (File No. 33-58041) filed with the SEC on
                        September 30, 2002.
           (d)(27)    Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment
                        No. 10 to Registrant's Registration Statement on
                        Form N-1A (File No. 33-58041) filed with the SEC on
                        September 30, 2002.

           (d)(28)    Investment Sub-Advisory Agreement between SIMC and Lee
                        Munder Investments, Ltd. with respect to the Small Cap
                        Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 11 to
                        Registrant's Registration Statement on Form N-1A (File No.
                        33-58041) filed with the SEC on May 16, 2003.
           (d)(29)    Investment Sub-Advisory Agreement between SIMC and
                        Martingale Asset Management with respect to the Small Cap
                        Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 11 to
                        Registrant's Registration Statement on Form N-1A (File No.
                        33-58041) filed with the SEC on May 16, 2003.
           (d)(30)    Investment Sub-Advisory Agreement between SIMC and Goldman
                        Sachs Asset Management, L.P. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment
                        No. 11 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on May 16, 2003.
           (d)(31)    Investment Sub-Advisory Agreement between SIMC and Emerging
                        Markets Management, L.L.C. with respect to the Emerging
                        Markets Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 11 to
                        Registrant's Registration Statement on Form N-1A (File No.
                        33-58041) filed with the SEC on May 16, 2003.
           (d)(32)    Investment Sub-Advisory Agreement between SIMC and McKinley
                        Capital Management, Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 11 to
                        Registrant's Registration Statement on Form N-1A (File No.
                        33-58041) filed with the SEC on May 16, 2003.
           (d)(33)    Form of Investment Sub-Advisory Agreement between SIMC and
                        LSV Asset Management with respect to the Large Cap Value
                        Fund is herein incorporated by reference to Exhibit
                        (d)(41) of Post-Effective Amendment No. 11 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on May 16, 2003.
           (d)(34)    Investment Sub-Advisory Agreement between SIMC and Alliance
                        Capital Management L.P. with respect to the Emerging
                        Markets Equity Fund is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 11 to
                        Registrant's Registration Statement on Form N-1A (File No.
                        33-58041) filed with the SEC on May 16, 2003.
           (d)(35)    Form of Investment Sub-Advisory Agreement between SIMC and
                        Nicholas-Applegate Capital Management with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 11 to
                        Registrant's Registration Statement on Form N-1A (File No.
                        33-58041) filed with the SEC on May 16, 2003.
           (d)(36)    Investment Sub-Advisory Agreement between SIMC and
                        Aronson+Johnson+Oritz, LP with respect to the Large Cap and Large Cap Value Funds is filed herewith.
           (d)(37)    Investment Sub-Advisory Agreement between SIMC and Franklin
                        Portfolio Associates, LLC with respect to the Large Cap and Large Cap Value Funds is filed herewith.
           (d)(38)    Investment Sub-Advisory Agreement between SIMC and Barclays
                        Global Fund Advisors with respect to the Large Cap
                        Disciplined Equity Fund is filed herewith.
           (d)(39)    Investment Sub-Advisory Agreement between SIMC and Enhanced
                        Investment Technologies, LLC with respect to the Large Cap
                        Disciplined Equity Fund is filed herewith.
           (d)(40)    Investment Sub-Advisory Agreement between SIMC and Analytic
                        Investors, Inc. with respect to the Large Cap Disciplined
                        Equity Fund is filed herewith.

           (d)(41)    Investment Sub-Advisory Agreement between SIMC and
                        Prudential Investment Management, Inc. with respect to the Large Cap Disciplined Equity Fund is filed herewith.
           (d)(42)    Investment Sub-Advisory Agreement between SIMC and Delaware
                        Management Business Trust with respect to the Small Cap and Small/Mid Cap Equity Funds is filed herewith.
           (d)(43)    Investment Sub-Advisory Agreement between SIMC and Mazama
                        Capital Management, Inc. with respect to the Small/Mid Cap
                        Equity Fund is filed herewith.
           (d)(44)    Investment Sub-Advisory Agreement between SIMC and
                        Wellington Management Company, LLP with respect to the Small/Mid Cap Equity Fund is filed herewith.
           (d)(45)    Investment Sub-Advisory Agreement between SIMC and Security
                        Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is filed herewith.
           (d)(46)    Investment Sub-Advisory Agreement between SIMC and BlackRock
                        Advisors, Inc. with respect to the Small Cap and Small/Mid
                        Cap Equity Funds is filed herewith.
           (d)(47)    Investment Sub-Advisory Agreement between SIMC and Fisher
                        Investments, Inc. with respect to the International Equity
                        Fund is filed herewith.
           (d)(48)    Investment Sub-Advisory Agreement between SIMC and Alliance
                        Capital Management, L.P. with respect to the International
                        Equity Fund is filed herewith.
           (d)(49)    Investment Sub-Advisory Agreement between SIMC and McKinley
                        Capital Management, Inc. with respect to the International
                        Equity Fund is filed herewith.
           (e)        Amended and Restated Distribution Agreement between the
                        Trust and SEI Investments Distribution Co. dated
                        September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 10 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2002.
           (f)        Not Applicable.
           (g)(1)     Custodian Agreement between the Trust and First Union
                        National Bank, N.A. with respect to the Trust's Large Cap,
                        Small Cap, Core Fixed Income and High Yield Bond Funds as previously filed with Registrant's Pre-Effective Amendment
                        No. 2 on Form N-1A (File No. 33-58041), filed with the
                        SEC on June 7, 1996 is herein incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (g)(2)     Custodian Agreement between the Trust and State Street Bank and Trust Company is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 2 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041), filed with the SEC on September 29, 1997.
           (h)(1)     Amended and Restated Administration and Transfer Agency
                        Agreement between the Trust and SEI Investments Fund
                        Management dated September 16, 2002 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment
                        No. 10 to Registrant's Registration Statement on
                        Form N-1A (File No. 33-58041) filed with the SEC on
                        September 30, 2002.
           (h)(2)     Form of Administrative Services Plan and Agreement between the Trust and the Distributor relating to the Class T
                        Shares is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 10 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2002.

           (h)(3)     Form of Amended Shareholder Service Plan and Agreement
                        between the Trust and the Distributor relating to the Class T Shares is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 10 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2002.
           (i)        Opinion and Consent of Counsel is filed herewith.
           (j)        Consent of Independent Accountants is filed herewith.
           (k)        Not Applicable.
           (l)        Not Applicable.
           (m)        Not Applicable.
           (n)        Amended and Restated Rule 18f-3 Multiple Class Plan dated
                        November 14, 2001, as approved September 16, 2002, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 10 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2002.
           (o)        Not Applicable.
           (p)(1)     The Code of Ethics for SEI Investments Company dated
                        December 2001 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 50 of SEI
                        Tax Exempt Trust's Registration Statement on Form N-1A
                        (File Nos. 2-76990 and 811-3447), filed with the SEC on December 30, 2002 (Accession #0001047469-02-008648).
           (p)(2)     The Code of Ethics for SEI Institutional Investments Trust
                        dated March 20, 2000 is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 of
                        SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on July 3, 2000
                        (Accession #0000912057-00-030741).
           (p)(3)     The Code of Ethics dated 2002 for Alliance Capital
                        Management, L.P. is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 10 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2002.
           (p)(4)     The Code of Ethics dated 2002 for Artisan Partners Limited
                        Partnership is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 10 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2002.
           (p)(5)     The Code of Ethics for Barclays Global Fund Advisors is
                        herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 10 to Registrant's
                        Registration Statement on Form N-1A filed with the SEC on March 29, 2002.
           (p)(6)     The Code of Ethics for BlackRock Advisors, Inc. is herein
                        incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(7)     The Code of Ethics for The Boston Company Asset Management
                        is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
           (p)(8)     The Code of Ethics for Capital Guardian Trust Company is
                        herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 30 of SEI Institutional
                        International Trust's Registration Statement on Form N-1A
                        (File No. 33-22821), filed with the SEC on June 30, 2000.

           (p)(9)     The Code of Ethics for David J. Greene and Company, LLC is
                        herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 34 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        No. 33-9504), filed with the SEC on July 14, 2000
                        (Accession #0000912057-00-032065).
           (p)(10)    The Code of Ethics for Emerging Markets Management, L.L.C.
                        is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 5 of SEI Insurance Products
                        Trust's Registration Statement on Form N-1A (File
                        No. 333-70013), filed with the SEC on April 30, 2003.
           (p)(11)    Code of Ethics for Fischer Francis Trees & Watts, Inc. is
                        herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 10 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2002.
           (p)(12)    The Code of Ethics for Goldman Sachs Asset Management, L.P.
                        is herein incorporated by reference to Exhibit (p)(34) of SEI Insurance Products Trust's Registration Statement on
                        Form N-1A (File Nos. 333-70013 and 811-09183) filed with the SEC on April 30, 2003.
           (p)(13)    The Code of Ethics for Lee Munder Investments, Ltd. is
                        herein incorporated by reference to Exhibit (p)(35) of SEI
                        Insurance Products Trust's Registration Statement on
                        Form N-1A (File Nos. 333-70013 and 811-09183) filed with the SEC on April 30, 2003.
           (p)(14)    Code of Ethics for Lloyd George Investment Management is
                        herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 10 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2002.
           (p)(15)    The Code of Ethics for LSV Asset Management is herein
                        incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(16)    The Code of Ethics for Martingale Asset Management, L.P. is
                        herein incorporated by reference to Exhibit (p)(39) of SEI
                        Insurance Products Trust's Registration Statement on
                        Form N-1A (File Nos. 333-70013 and 811-09183) filed with the SEC on April 30, 2003.
           (p)(17)    The Code of Ethics for Mazama Capital Management, Inc. is
                        herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504) filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(18)    The Code of Ethics for McKinley Capital Management Inc. is
                        herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
           (p)(19)    Code of Ethics for Metropolitan Asset Management LLC is
                        herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 10 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2002.
           (p)(20)    The Code of Ethics for Montag & Caldwell Inc. is herein
                        incorporated by reference to Exhibit (p)(43) of Post-Effective Amendment No. 10 to Registrant's
                        Registration Statement on Form N-1A filed with the SEC on March 29, 2002.
           (p)(21)    The Code of Ethics, for Morgan Stanley Investment
                        Management Inc. is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.

           (p)(22)    The Code of Ethics for Nicholas-Applegate Capital Management
                        is herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(23)    The Code of Ethics for Nomura Corporate Resesarch & Asset
                        Management Inc. is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 33 of SEI
                        Institutional Managed Trust's Registration Statement on
                        Form N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on July 3, 2000
                        (Accession #0000912057-00-030741).
           (p)(24)    The Code of Ethics for Peregrine Capital Management Inc. is
                        herein incorporated by reference to Exhibit (p)(30) of Post-Effective Amendment No. 36 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        No. 33-9504), filed with the SEC on January 29, 2001
                        (Accession #0000912057-01-003276).
           (p)(25)    The Code of Ethics for RS Investments is herein incorporated by reference to Exhibit (p)(16) of Post-Effective
                        Amendment No. 33 of SEI Institutional Managed Trust's
                        Registration Statement on Form N-1A (File Nos. 811-4878
                        and 33-9504), filed with the SEC on July 3, 2000
                        (Accession #0000912057-00-030741).
           (p)(26)    The Code of Ethics for Sanford C. Bernstein & Co., LLC is
                        herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(27)    The Code of Ethics for Security Capital Research &
                        Management Incorporated is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment
                        No. 33 of SEI Institutional Managed Trust's Registration
                        Statement on Form N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on July 3, 2000
                        (Accession #0000912057-00-030741).
           (p)(28)    The Code of Ethics for Shenkman Capital Management is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2001.
           (p)(29)    The Code of Ethics for Transamerica Investment
                        Management, LLC is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.
           (p)(30)    The Code of Ethics for Wellington Management Company, LLP
                        incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 43 to SEI Daily Income
                        Trust's Registration Statement (File Nos. 2-77048 and
                        811-03451) on Form N-1A, filed with the SEC on January 19, 2001.
           (p)(31)    The Code of Ethics dated 2002 for Western Asset Management
                        Company is herein incorporated by reference to Exhibit (p)(37) of Post-Effective Amendment No. 10 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2002.
           (p)(32)    The Code of Ethics for Aronson+Johnson+Oritz, LP is filed
                        herewith.
           (p)(33)    The Code of Ethics for Franklin Portfolio Associates, LLC is
                        filed herewith.
           (p)(34)    The Code of Ethics for Enhanced Investment Technologies, LLC
                        is filed herewith.
           (p)(35)    The Code of Ethics for Analytic Investors, Inc. is filed
                        herewith.
           (p)(36)    The Code of Ethics for Prudential Investment Management,
                        Inc. is filed herewith.
           (p)(37)    The Code of Ethics for Delaware Management Business Trust is
                        filed herewith.
           (p)(38)    The Code of Ethics for Fisher Investments, Inc. is filed
                        herewith.

           (q)        Powers of Attorney for Robert A. Nesher, William M. Doran,
                        George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B.
                        Greco, James R. Foggo, James M. Storey and Edward D.
                        Loughlin are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 5 to SEI
                        Insurance Products Trust's Registration Statement on
                        Form N-1A (File No. 333-70013) filed with the SEC on
                        April 30, 2003.

ITEM 24.

    See the Prospectus and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the Distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust is filed as
Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER AND SUB-ADVISERS:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ALLIANCE CAPITAL MANAGEMENT L.P.


    Alliance Capital Management L.P. ("Alliance") is a sub-adviser for the Registrant's Emerging Markets Equity and International Equity Funds. The principal business address of Alliance is 1345 Avenue of the Americas, New York, New York 10105. Alliance is an investment adviser registered under the Advisers Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Bruce W. Calvert               AXA                            Director
Chairman of the Board,
  Chief Executive Officer

                               ELAS                           Director

                               ACMC                           Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Donald H. Brydon               AXA Investment Managers S.A.   Chairman of the Board, Chief
Director                                                        Executive Officer

John D. Carifa                 ACMC                           Director/Executive Officer
Director, President, Chief
  Operating Officer

Henri de Castries              AXA                            Chairman, Management Board
Director

                               AXF                            Chairman of the Board

                               ELAS                           Director

Christopher M. Condron         AXF                            Director, President, Chief
Director                                                        Executive Officer

                               ELAS                           Chairman of the Board, Chief
                                                                Executive Officer

Denis Duverne                  AXA                            Group Executive Vice
Director                                                        President- Finance,
                                                                Control & Strategy

                               ACMC                           Director/Executive Officer

Richard S. Dziadzio            ACMC                           Director/Executive Officer
Director

Alfred Harrison                ACMC                           Director/Executive Officer
Vice Chairman/Director

Roger Hertog                   ACMC                           Director
Vice Chairman/Director

Benjamin D. Holloway           Continental Companies          Financial Consultant
Director

                               ACMC                           Director

W. Edwin Jarmain               Jarmain Group Inc.             President
Director

Peter D. Noris                 AXF                            Executive Vice President,
Director                                                        Chief Investment Officer

                               ELAS                           Executive Vice President,
                                                                Chief Investment Officer

                               ACMC                           Director/Executive Officer

Lewis A. Sanders               ACMC                           Director/Executive Officer
Vice Chairman, Chief
  Investment Officer

Frank Savage                   Savage Holdings LLC            Chief Executive Officer
Director

Peter J. Tobin                 Tobin College of Business      Dean
Director                         Administration

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Stanley B. Tulin               AXF                            Vice Chairman,Chief Financial
Director                                                        Officer

                               ELAS                           Vice Chairman, Chief
                                                                Financial Officer

                               ACMC                           Director/Executive Officer

Dave H. Williams               White Williams Private Equity  Chairman, Managing Board
Chairman Emeritus                Partners GmbH

                               ACMC                           Director

Kathleen A. Corbet             ACMC                           Director/Executive Officer
Executive Vice President,
  Chief Executive Officer,
  Alliance Fixed Income
  Investors

Gerald M. Lieberman            ACMC                           Director/Executive Officer
Executive Vice President,
  Finance & Operations

Robert H. Joseph, Jr.                       --                             --
Senior Vice President, Chief
  Financial Officer

David R. Brewer, Jr.           ACMC                           Director/Executive Officer
Senior Vice President,
  General Counsel

Alliance Capital Management                 --                             --
  Holding L. P. Limited
  Partner of Alliance Capital

Alliance Capital Management    Alliance Capital Management    General Partner
  Corporation ("ACMC")           Holding L.P.
  General Partner of Alliance
  Capital

The Equitable Life Assurance                --                             --
  Society of the United
  States ("ELAS") Parent of
  General Partner

AXA Financial, Inc. ("AXF")                 --                             --
  Parent of ELAS

Lorie Slutsky                  The New York Community Trust   President
Director

Andrew Adelson                 ACMC                           Executive Officer
Senior Vice President & Chief
  Investment Officer

John Blundin                   ACMC                           Executive Officer
Executive Vice President

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Marilyn Fedak                  ACMC                           Executive Officer
Senior Vice President & Chief
  Investment Officer

Thomas S. Hexner               ACMC                           Executive Officer
Executive Vice President

Michael Laughlin               ACMC                           Executive Officer
Executive Vice President

Marc Mayer                     ACMC                           Executive Officer
Executive Vice President

James Reilly                   ACMC                           Executive Officer
Executive Vice President

Paul Rissman                   ACMC                           Executive Officer
Executive Vice President

Christopher Toub               ACMC                           Executive Officer
Executive Vice President

Lisa Shalett                   ACMC                           Executive Officer
Chairman/CEO of Sanford C.
  Bernstein


ANALYTIC INVESTORS, INC.



    Analytic Investors, Inc. ("Analytic") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of Analytic is 700 South Flower Street, Suite 2400, Los Angeles, California 90017. Analytic is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Roger G. Clarke                Ensign Peak Advisors           President
Chairman

Scott Powers                   Old Mutual (US) Holdings,      Chief Executive Officer
Director                         Inc.

                               Old Mutual Asset Managers      Chief Executive Officer
                                 (US) LLC



ARONSON+JOHNSON+ORITZ



    Aronson+Johnson+Oritz, LP ("Aronson") is a sub-adviser for the Registrant's Large Cap and Large Cap Value Funds. The principal business address of Aronson is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102. Aronson is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Theodore R. Aronson                         --                             --
Managing Principal
Portfolio Manager

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Kevin M. Johnson                            --                             --
Principal
Portfolio Manager

Martha F. Oritz                             --                             --
Principal
Portfolio Manager

Stefani Cranston                            --                             --
Principal
Accounting

Paul Dodge                                  --                             --
Principal
Operations

Gina Marie N. Moore                         --                             --
Principal
Research

Gregory J. Rogers                           --                             --
Principal
Trading


ARTISAN PARTNERS LIMITED PARTNERSHIP

    Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Artisan is 1000 North Water Street, Suite 1770, Milwaukee, WI 53202. Artisan is an investment adviser registered under the Adviser Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andrew A. Ziegler              Artisan Investment             President, Treasurer,
Managing Director                Corporation, Artisan's         Director
                                 general partner

                               Artisan Distributors LLC       Chairman, President

                               Artisan Funds, Inc.            Chairman, Director, Chief
                                                                Executive Officer

Lawrence A. Totsky             Artisan Investment             Chief Financial Officer
Managing Director                Corporation

                               Artisan Distributors LLC       Vice President, Chief
                                                                Financial Officer,
                                                                Treasurer

                               Artisan Funds, Inc.            Chief Financial Officer,
                                                                Treasurer

Carlene M. Ziegler             Artisan Investment             Vice President, Director
Managing Director & Portfolio    Corporation
  Manager

                               Heidrick & Struggles           Independent Director
                                 International, Inc.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Artisan Funds, Inc.            Vice President, Director

Janet D. Olsen                 Artisan Investment             Vice President, Secretary
Managing Director                Corporation

                               Artisan Funds, Inc.            General Counsel, Secretary

BARCLAYS GLOBAL FUND ADVISORS


    Barclays Global Fund Advisors ("BGFA") is a sub-adviser for the Registrant's Large Cap Index, Large Cap Growth Index, Large Cap Value Index and Large Cap Disciplined Equity Funds. The principal business address of BGFA is 45 Fremont Street, San Francisco, California 94105. BGFA is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Blake Grossman                 Barclays Global Investors,     Director, Chairman
Director and Managing            N.A.
  Director

Andrew Skirton                 Barclays Global Investors,     Director
Director                         N.A.

Andrea Zulberti                Barclays Global Investors,     Chief Administrative Officer
Director and Chief               N.A.
  Administrative Officer

Frank Ryan                     Barclays Global Investors,     Chief Financial Officer
Chief Financial Officer          N.A.


BLACKROCK ADVISORS, INC.


    BlackRock Advisors, Inc. ("BlackRock") is a sub-adviser for the Registrant's Core Fixed Income, Small Cap and Small/Mid Cap Equity Funds. The principal business address of BlackRock is 40 East 52nd Street, New York, New York 10022. BlackRock is an investment adviser registered under the Advisers Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Laurence D. Fink               BlackRock, Inc.                Chairman & CEO
Chief Executive Officer

                               BlackRock Financial            Chairman & CEO
                                 Management, Inc.

                               BlackRock International, Ltd.  Chairman & CEO

                               BlackRock Institutional        CEO
                                 Management Corporation

                               BlackRock Capital              CEO
                                 Management, Inc.

                               BlackRock (Japan), Inc.        Chairman & CEO

                               BlackRock Investments, Inc.    Chairman & CEO

                               BlackRock Funds                President & Trustee

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ralph L. Sclosstein            BlackRock, Inc.                President & Director
President and Director

                               BlackRock                      President & Director
                                 International, Ltd.

                               BlackRock Financial            President & Director
                                 Management, Inc.

                               BlackRock Institutional        President & Director
                                 Management Corporation

                               BlackRock Capital              President & Director
                                 Management, Inc.

                               BlackRock (Japan), Inc.        President & Director

                               BlackRock Investments, Inc.    Director

                               BlackRock Closed-End Funds     Chairman & Director

                               BlackRock Provident            Chairman & President
                                 Institutional Funds

Robert S. Kapito               BlackRock, Inc.                Vice Chairman
Vice Chairman and Director

                               BlackRock Financial            Vice Chairman & Director
                                 Management, Inc.

                               BlackRock Institutional        Vice Chairman & Director
                                 Management Corporation

                               BlackRock (Japan), Inc.        Vice Chairman & Director

                               BlackRock's Closed-End Funds   President & Director

                               BlackRock Capital              Vice Chairman & Director
                                 Management, Inc.

                               BlackRock Investments, Inc.    Director

Robert P. Connolly             BlackRock, Inc.                Managing Director, General
Managing Director, General                                      Counsel & Secretary
  Counsel & Secretary

                               BlackRock Financial            Managing Director, General
                                 Management, Inc.               Counsel & Secretary

                               BlackRock Institutional        Managing Director, General
                                 Management Corporation         Counsel & Secretary

                               BlackRock Capital              Managing Director, General
                                 Management, Inc.               Counsel & Secretary

                               BlackRock (Japan), Inc.        Managing Director, General
                                                                Counsel & Secretary

                               BlackRock International, Ltd.  General Counsel, Secretary &
                                                                Managing Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Investments, Inc.    General Counsel, Secretary

Paul L. Audet                  BlackRock, Inc.                Chief Financial Officer &
Director                                                        Managing Director

                               BlackRock Financial            Chief Financial Officer &
                                 Management, Inc.               Managing Director

                               BlackRock Institutional        Director
                                 Management Corporation

                               BlackRock Capital              Director
                                 Management, Inc.

                               BlackRock (Japan), Inc.        Chief Financial Officer &
                                                                Managing Director

                               BlackRock International, Ltd.  Chief Financial Officer &
                                                                Managing Director

                               BlackRock Provident            Treasurer
                                 Institutional Funds

                               BlackRock Funds                Treasurer

Laurence Carolan               BlackRock Capital              Managing Director & Director
Managing Director & Director     Management, Inc.

                               BlackRock Institutional        Managing Director & Director
                                 Management Corp.

Kevin Klingert                 BlackRock Capital              Managing Director & Director
Managing Director & Director     Management, Inc.

                               BlackRock Institutional        Managing Director & Director
                                 Management Corp.

                               BlackRock, Inc.                Managing Director

                               BlackRock Financial            Managing Director
                                 Management, Inc.

John Moran                     BlackRock Capital              Managing Director & Director
Managing Director & Director     Management, Inc.

                               BlackRock Institutional        Managing Director, Director
                                 Management Corp.

                               BlackRock, Inc.                Managing Director

                               BlackRock Investments, Inc.    President

Thomas Nevin                   BlackRock Capital              Managing Director & Director
Managing Director & Director     Management, Inc.

                               BlackRock Institutional        Managing Director & Director
                                 Management Corp.

                               BlackRock, Inc.                Managing Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Financial            Managing Director
                                 Management, Inc.


THE BOSTON COMPANY ASSET MANAGEMENT, LLC

    The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of The Boston Company is 1 Boston Place, Boston, MA 02108-4402. The Boston Company is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Francis D. Antin               Mellon Growth Advisors LLC     President, CEO
Chief Executive Officer,
  Director

                               Boston Safe Deposit and Trust  Senior Vice President
                                 Company

                               TBCAM Holdings, LLC            Director

Corey Griffin                  Boston Safe Deposit and Trust  Senior Vice President
CEO, Director                    Company

                               TBCAM Holdings, LCC            Director

                               The Boston Company Asset       President and CEO
                                 Management, LLC

Stephen Canter                 Dreyfus Corporation            CEO, COO, Chairman of the
Director                                                        Board

                               Dreyfus Trust Company          Director, Chairman,
                                                                President, CEO

                               Newton Management Limited      Director

                               Franklin Portfolio             Director
                                 Associates, LLC

                               Franklin Portfolio             Director
                                 Holdings, Inc.

                               TBCAM Holdings, LCC            Director

                               Mellon Capital Management      Director
                                 Corp.

                               Mellon Growth Advisers         Member of Board of Managers

                               Mellon Financial Corp.         Vice Chairman

                               Mellon Equity Associates, LLP  Executive Committee

                               Mellon Bond Associates, LLP    Executive Committee

                               Founders Asset Management,     Member of Board of Managers
                                 LLC

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
John Nagoniak                  Franklin Portfolio Holdings    Director
Director                         LLC

                               Mellon Equity Associates, LLP  Director

                               Mellon Bond Associates, LLP    Director

                               Certus Asset Advisors          Director
                                 Corporation

                               TBCAM Holdings LLC             Director

                               Mellon Capital Management      Director
                                 Corp.

                               Newton Investment Management   Director
                                 Limited

                               Standish Mellon Asset          Director
                                 Management LLC

                               Standish Mellon Asset          Member of Board of Managers
                                 Management Holdings LLC

Ronald O'Hanley                Mellon Financial Corporation   Vice Chairman
Director

                               Mellon Growth Advisors         Director

                               Newton Asset Management        Director

                               Mellon Capital Management      Director

                               Standish Mellon Asset          Director
                                 Management LLC

                               Certus Advisors                Director

                               Prime Advisors                 Director

                               Franklin Portfolio Associates  Director

                               Mellon Bond Associates, LLP    Director

                               Mellon Equity Associates, LLP  Director

                               TBCAM Holdings LLC             Director

                               Mellon Global Investments      Director

Peter Higgins                  TBCAM Holdings, LLC            Director
Director

                               Boston Safe Deposit and Trust  Vice President

                               The Dreyfus Corporation        Portfolio Manager

David K. Henry                 Boston Safe Deposit and Trust  Senior Vice President
Senior Vice President            Company

                               The Dreyfus Corporation        Portfolio Manager

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               The Boston Company Asset       Senior Vice President
                                 Management, LLC

Carolyn Kedersha               The Dreyfus Corporation        Portfolio Manager
Senior Vice President

                               The Boston Company Asset       Senior Vice President
                                 Management, LLC

CAPITAL GUARDIAN TRUST COMPANY

    Capital Guardian Trust Company ("CGTC") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of CGTC is 333 South Hope Street, 55th Floor, Los Angeles, California 90071. CGTC is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andrew F. Barth                Capital International          Director, President and
Director and President           Research, Inc.                 Research Director

Michael D. Beckman             The Capital Group Companies    Director
Director, Senior Vice
  President

                               Capital International Asset    Chief Financial Officer and
                                 Management (Canada), Inc.      Secretary

                               Capital Group International,   Senior Vice President
                                 Inc.

                               Capital Guardian Trust         Director
                                 Company of Nevada

                               Capital International Asset    Director and President
                                 Management, Inc.

                               Capital International          Director, President and
                                 Financial Services, Inc.       Treasurer

Michael A. Burik               Capital International          Vice President and Secretary
Senior Vice President and        Financial Services, Inc.
  Senior Counsel

                               Capital International, Inc.    Senior Vice President and
                                                                Senior Counsel

Elizabeth A. Burns                          --                             --
Senior Vice President

Roberta A. Conroy              Capital Group International,   Secretary
Senior Vice President and        Inc.
  Senior Counsel

                               Capital International, Inc.    Senior Vice President and
                                                                Senior Counsel

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
John B. Emerson                Capital Guardian Trust         Director and President
Senior Vice President            Company, a Nevada
                                 Corporation

Michael R. Ericksen            Capital International Limited  Director and Senior Vice
Director and Senior Vice                                        President
  President

Michael A. Felix               Capital Guardian (Canada),     Senior Vice President and
Senior Vice President and        Inc.                           Treasurer
  Treasurer

                               Capital International, Inc.    Director and Senior Vice
                                                                President

David I. Fisher                Capital International, Inc.    Director, Vice Chairman
Director, Chairman

                               Capital International Limited  Director, Vice Chairman

                               Capital International K.K.     Director, Vice Chairman

                               Capital Group                  Director, Chairman
                                 International, Inc.

                               Capital Guardian Trust         Director, Chairman
                                 Company

                               Capital International Limited  Director, President
                                 (Bermuda)

                               The Capital Group Companies,   Director
                                 Inc.

                               Capital International          Director
                                 Research, Inc.

                               Capital Group Research, Inc.   Director

Clive N. Gershon                            --                             --
Senior Vice President

Richard N. Havas               Capital International, Inc.    Senior Vice President
Senior Vice President

                               Capital International Limited  Senior Vice President

                               Capital International          Senior Vice President
                                 Research, Inc.

                               Capital Guardian               Director and Senior Vice
                                 (Canada), Inc.                 President

                               Capital International Asset    Director
                                 Management (Canada), Inc.

Frederick M. Hughes, Jr.                    --                             --
Senior Vice President

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Mary M. Humphrey                            --                             --
Senior Vice President

William H. Hurt                Capital Guardian Trust         Director, Chairman
Senior Vice President            Company, a Nevada
                                 Corporation

                               Capital Strategy               Director, Chairman
                                 Research, Inc.

Peter C. Kelly                 Capital International, Inc.    Director, Senior Vice
Director, Senior Vice                                           President, Senior Counsel,
  President, Senior Counsel                                     Secretary

                               Capital International          Director
                                 Emerging Markets Fund

Charles A. King                             --                             --
Senior Vice President

Robert G. Kirby                The Capital Group Companies,   Senior Partner
Chairman Emeritus                Inc.

Nancy J. Kyle                  Capital Guardian               Director, President
Director, Senior Vice            (Canada), Inc.
  President

Karin L. Larson                Capital Group Research, Inc.   Director, Chairperson,
Director                                                        President

                               Capital International          Director, Chairperson
                                 Research, Inc.

Lianne K. Mair                              --                             --
Senior Vice President

James R. Mulally               Capital International Limited  Senior Vice President
Director, Senior Vice
  President

Shelby Notkin                  Capital Guardian Trust         Director
Director, Senior Vice            Company, a Nevada
  President                      Corporation

Michael E. Nyeholt                          --                             --
Senior Vice President

Mary M. O'Hern                 Capital International Limited  Senior Vice President
Senior Vice President

                               Capital International, Inc.    Vice President

Jeffrey C. Paster                           --                             --
Senior Vice President

Jason M. Pilalas               Capital International          Senior Vice President
Director                         Research, Inc.

Paula B. Pretlow                            --                             --
Senior Vice President

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
George L. Romine, Jr.                       --                             --
Senior Vice President

Robert Ronus                   Capital Guardian               Director, Chairman
Director, Vice Chairman          (Canada), Inc.

                               The Capital Group              Director, Non-Executive
                                 Companies, Inc.                Chairman

                               Capital Group                  Director
                                 International, Inc.

                               Capital International, Inc.    Senior Vice President

                               Capital International Limited  Senior Vice President

                               Capital International S.A.     Senior Vice President

Theodore R. Samuels            Capital Guardian Trust         Director
Director, Senior Vice            Company, a Nevada
  President                      Corporation

Lionel A. Sauvage              Capital International, Inc.    Senior Vice President
Director, Senior Vice
  President

                               Capital International          Director
                                 Research, Inc.

John H. Seiter                 The Capital Group Companies    Director
Director, Executive Vice
  President

Karen L. Sexton                             --                             --
Senior Vice President

Lawrence R. Solomon            Capital International          Senior Vice President
Director, Vice President         Research, Inc.

                               Capital Management Services,   Director
                                 Inc.

Eugene P. Stein                The Capital Group Companies,   Director
Director, Vice President         Inc.

Andrew P. Stenovec                          --                             --
Senior Vice President

Phillip A. Swan                             --                             --
Senior Vice President

Shaw B. Wagener                The Capital Group              Director
Director                         Companies, Inc.

                               Capital International          Director
                                 Management Company S. A.

                               Capital International, Inc.    Director, Chairman

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Capital Group                  Director, Senior Vice
                                 International, Inc.            President

Eugene M. Waldron                           --                             --
Senior Vice President

Alan J. Wilson                 Capital International          Director, Executive Vice
Director, Vice President         Research, Inc.                 President, Research
                                                                Director--U.S.


DAVID J. GREENE & CO., LLC


    David J. Greene & Co., LLC ("D.J. Greene") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of D.J. Greene is 599 Lexington Avenue, 12th Floor, New York, NY 10022. D.J. Greene is an investment adviser registered under the Advisers Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Michael C. Greene                           --                             --
Chief Executive Officer

Alan I. Greene                              --                             --
Chairman of Investment
  Committee

Marcia R. Dachs, CPA                        --                             --
Chief Financial Officer

E. Stephen Walsh                            --                             --
Chief Administrative Officer

David R. Pedowitz                           --                             --
Director of Research

Erwin A. Zeuschner                          --                             --
Director of Portfolio
  Management

Ralph Ruiz                                  --                             --
Director of Trading

Robert J. Ravitz, CFA                       --                             --
Senior Vice President

Benjamin H. Nahum                           --                             --
Executive Vice President

Jordan F. Posner                            --                             --
Vice President

James R. Greene                             --                             --
Senior Vice President

Stanley G. Lee,                             --                             --
CFA Vice President

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Clarissa Moore                              --                             --
Director of Marketing/Client
  Services

Jack Estes                                  --                             --
Vice President

Pong Chan                                   --                             --
Director of MIS


DELAWARE MANAGEMENT BUSINESS TRUST



    Delaware Management Business Trust ("DMBT") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of DMBT is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. DMBT is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jude T. Driscoll               Delaware Management Company    CEO, Trustee
President, CEO

                               DIAL Holding Company, Inc.     CEO, Trustee

                               Delaware General               CEO, Trustee
                                 Management, Inc.

                               Delaware Management            CEO, Trustee
                                 Company, Inc.

                               Delaware Investments Fund      Chairman, Trustee
                                 Family

                               Delaware Management            President, CEO, Director/
                                 Holdings, Inc.                 Trustee

                               DMH Corp                       President, CEO, Director/
                                                                Trustee

                               Delaware Investments           President, CEO, Director/
                                 U.S., Inc.                     Trustee

                               Delaware Distributors, Inc.    President, CEO, Director/
                                                                Trustee

                               Lincoln National Investment    President, CEO, Director/
                                 Companies, Inc.                Trustee

                               Delaware Investment Advisers   President, CEO

                               Delaware Capital Management    President, CEO

                               Delaware Distributors, L.P.    President, CEO

                               Delaware Lincoln Cash          President
                                 Management

                               Delaware Service               Director
                                 Company, Inc.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Retirement Financial, Inc.     Director

                               LNC Administrative Services    Director
                                 Corporation

                               HYPPCO Finance Company Ltd.    Director

David K. Downes                Delaware Management Company    President
Executive Vice President,
  COO, CFO

                               Delaware Services              Chairman, President, CEO,
                                 Company, Inc.                  Director/Trustee

                               Retirement Financial           Chairman, President, CEO,
                                 Service, Inc.                  Director/Trustee

                               LNC Administrative Services    Chairman, President, CEO,
                                 Corporation                    Director/Trustee

                               Delaware Management Trust      Chairman, CEO, Director/
                                 Company                        Trustee

                               Delaware Investments Funds     President, CEO, CFO
                                 Family

                               Delaware International         President, COO, CFO,
                                 Holdings Ltd                   Director/ Trustee

                               Delaware General               President, COO, Director/
                                 Management, Inc.               Trustee

                               Delaware Management            President, Director
                                 Company, Inc.

                               Delaware Management            Executive Vice President,
                                 Holdings, Inc.                 COO, CFO, Director/Trustee

                               DMH Corp.                      Executive Vice President,
                                                                COO, CFO, Director/Trustee

                               Delaware Distributors, Inc.    Executive Vice President,
                                                                COO, CFO, Director/Trustee

                               DIAL Holding Company, Inc.     Executive Vice President,
                                                                COO, CFO, Director/Trustee

                               Delaware Investments           Executive Vice President,
                                 U.S., Inc.                     COO, CFO, Director/Trustee

                               Lincoln National Investment    Executive Vice President,
                                 Companies, Inc.                COO, CFO, Director/Trustee

                               Delaware Investment Advisers   Executive Vice President,
                                                                COO, CFO

                               Delaware Capital Management    Executive Vice President,
                                                                COO, CFO

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Delaware Lincoln Cash          Executive Vice President,
                                 Management                     COO, CFO

                               Delaware Distributors, L.P.    Executive Vice President,
                                                                COO, CFO

                               Delaware International         Director
                                 Advisers Ltd.

                               Lincoln National Income        President, Director
                                 Fund, Inc.

                               Lincoln National Convertible   President, Director
                                 Securities Fund, Inc.

Patrick P. Coyne               Delaware Management Company    Managing Director, CEO
Senior Vice President, Deputy
  Chief Investment Officer-
  Fixed Income, Managing
  Director

                               Delaware Investments Funds     Managing Director, CEO
                                 Family

                               Delaware Investment Advisers   Managing Director, Deputy CIO

                               Delaware Capital Management    Managing Director, Deputy CIO

                               Delaware Management            Managing Director-Fixed
                                 Holdings, Inc.                 Income

                               Lincoln National Investment    Managing Director-Fixed
                                 Companies, Inc.                Income

Gerald S. Frey                 Delaware Management Company    Managing Director/CIO-Growth
Managing Director/CIO-Growth                                    Investing
  Investing

                               Delaware Investment Advisers   Managing Director/CIO-Growth
                                                                Investing

                               Delaware Capital Management    Managing Director/CIO-Growth
                                                                Investing

                               Delaware Management            Managing Director/CIO-Growth
                                 Holdings, Inc.                 Investing

                               Lincoln National Investment    Managing Director/CIO-Growth
                                 Companies, Inc.                Investing

                               Delaware Investments Funds     Managing Director/CIO-Growth
                                 Family                         Investing

Lisa O. Brinkley               Delaware Management Company    Senior Vice President,
Senior Vice President,                                          Compliance Director
  Compliance Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Delaware Investment Advisers   Senior Vice President,
                                                                Compliance Director

                               Delaware Capital Management    Senior Vice President,
                                                                Compliance Director

                               Delaware Lincoln Cash          Senior Vice President,
                                 Management                     Compliance Director

                               Delaware Management            Senior Vice President,
                                 Holdings, Inc.                 Compliance Director

                               DMH Corp.                      Senior Vice President,
                                                                Compliance Director

                               Delaware Management            Senior Vice President,
                                 Company, Inc.                  Compliance Director

                               Delaware Service               Senior Vice President,
                                 Company, Inc.                  Compliance Director

                               Retirement Financial           Senior Vice President,
                                 Services, Inc.                 Compliance Director

                               Delaware Distributors, L.P.    Senior Vice President,
                                                                Compliance Director

                               Delaware Distributors, Inc.    Senior Vice President,
                                                                Compliance Director

                               Delaware General               Senior Vice President,
                                 Management, Inc.               Compliance Director

                               DIAL Holding Company, Inc.     Senior Vice President,
                                                                Compliance Director

                               Lincoln National Investment    Senior Vice President,
                                 Companies, Inc.                Compliance Director

                               LNC Administrative Services    Senior Vice President,
                                 Corporation                    Compliance Director

                               Delaware Investments Funds     Senior Vice President,
                                 Family                         Compliance Director

                               Delaware Management Trust      Senior Vice President,
                                 Company                        Compliance Director,
                                                                Assistant Secretary

Joseph H. Hastings             Delaware Management Company    Senior Vice President,
Senior Vice President,                                          Treasurer, Controller
  Treasurer, Controller

                               Delaware Lincoln Cash          Senior Vice President,
                                 Management                     Treasurer, Controller

                               Delaware Capital Management    Senior Vice President,
                                                                Treasurer, Controller

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Delaware Management            Senior Vice President,
                                 Holdings, Inc.                 Treasurer, Controller

                               DMH Corp.                      Senior Vice President,
                                                                Treasurer, Controller

                               Delaware Management            Senior Vice President,
                                 Company, Inc.                  Treasurer, Controller

                               Delaware Service               Senior Vice President,
                                 Company, Inc.                  Treasurer, Controller

                               Delaware Distributors, L.P.    Senior Vice President,
                                                                Treasurer, Controller

                               Delaware Distributors, Inc.    Senior Vice President,
                                                                Treasurer, Controller

                               Delaware General               Senior Vice President,
                                 Management, Inc.               Treasurer, Controller

                               Delaware Investments           Senior Vice President,
                                 U.S., Inc.                     Treasurer, Controller

                               DIAL Holding Company, Inc.     Senior Vice President,
                                                                Treasurer, Controller

                               Lincoln National Investment    Senior Vice President,
                                 Companies, Inc.                Treasurer, Controller

                               LNC Administrative Services    Senior Vice President,
                                 Corporation                    Treasurer, Controller

Joanne O. Hutcheson            Delaware Management Company    Senior Vice President, Human
Senior Vice President, Human                                    Resources
  Resources

                               Delaware Investment Advisers   Senior Vice President, Human
                                                                Resources

                               Delaware Capital Management    Senior Vice President, Human
                                                                Resources

                               Delaware Lincoln Cash          Senior Vice President, Human
                                 Management                     Resources

                               Delaware Management            Senior Vice President, Human
                                 Holdings, Inc.                 Resources

                               DMH Corp.                      Senior Vice President, Human
                                                                Resources

                               Delaware Management            Senior Vice President, Human
                                 Company, Inc.                  Resources

                               Delaware Service               Senior Vice President, Human
                                 Company, Inc.                  Resources

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Retirement Financial           Senior Vice President, Human
                                 Services, Inc.                 Resources

                               Delaware Management Trust      Senior Vice President, Human
                                 Company                        Resources

                               Delaware Distributors, L.P.    Senior Vice President, Human
                                                                Resources

                               Delaware Distributors, Inc.    Senior Vice President, Human
                                                                Resources

                               Delaware General               Senior Vice President, Human
                                 Management, Inc.               Resources

                               Delaware Investments           Senior Vice President, Human
                                 U.S., Inc.                     Resources

                               DIAL Holding Company, Inc.     Senior Vice President, Human
                                                                Resources

                               Lincoln National Investment    Senior Vice President, Human
                                 Companies, Inc.                Resources

                               LNC Administrative Services    Senior Vice President, Human
                                 Corporation                    Resources

                               Delaware Investments Funds     Senior Vice President, Human
                                 Family                         Resources

Richelle S. Maestro            Delaware Management Company    Senior Vice President,
Senior Vice President,                                          General Counsel, Secretary
  General Counsel, Secretary

                               Delaware Investment Advisers   Senior Vice President,
                                                                General Counsel, Secretary

                               Delaware Lincoln Cash          Senior Vice President,
                                 Management                     General Counsel, Secretary

                               Delaware Management            Senior Vice President,
                                 Holdings, Inc.                 General Counsel, Secretary

                               DMH Corp., Inc.                Senior Vice President,
                                                                General Counsel, Secretary

                               Delaware Management Trust      Senior Vice President,
                                 Company                        General Counsel, Secretary

                               Delaware Management Business   Senior Vice President,
                                 Trust                          General Counsel, Secretary

                               Lincoln National Investment    Senior Vice President,
                                 Companies, Inc.                General Counsel, Secretary

                               DIAL Holding Company           Senior Vice President, Deputy
                                                                General Counsel, Secretary

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Delaware Investments           Senior Vice President, Deputy
                                 U.S., Inc.                     General Counsel, Secretary

                               Delaware General               Senior Vice President, Deputy
                                 Management, Inc.               General Counsel, Secretary

                               Delaware Management            Senior Vice President, Deputy
                                 Company, Inc.                  General Counsel, Secretary

                               Delaware Service               Senior Vice President, Deputy
                                 Company, Inc.                  General Counsel, Secretary

                               Retirement Financial           Senior Vice President, Deputy
                                 Services, Inc.                 General Counsel, Secretary

                               LNC Administrative Services    Senior Vice President, Deputy
                                 Corporation                    General Counsel, Secretary

                               Delaware Investments Funds     Senior Vice President, Deputy
                                 Family                         General Counsel, Secretary

                               Delaware International         Senior Vice President, Deputy
                                 Holdings Ltd.                  General Counsel, Assistant
                                                                Secretary

                               Delaware Distributors, Inc.    Senior Vice President,
                                                                General Counsel, Secretary,
                                                                Director

                               Delaware Capital Management    Senior Vice President,
                                                                General Counsel, Secretary,
                                                                Director

                               Delaware Distributors, L.P.    Senior Vice President,
                                 Tri-R Associates               General Counsel, Secretary
                                                                General Partner

David F. Connor                Delaware Management Company    Vice President, Deputy
Vice President, Deputy                                          General Counsel, Assistant
  General Counsel, Assistant                                    Secretary
  Secretary

                               Delaware Investment Advisers   Vice President, Deputy
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Lincoln Cash          Vice President, Deputy
                                 Management                     General Counsel, Assistant
                                                                Secretary

                               Delaware Capital Management    Vice President, Deputy
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Management            Vice President, Deputy
                                 Holdings, Inc.                 General Counsel, Assistant
                                                                Secretary

                               DMH Corp.                      Vice President, Deputy
                                                                General Counsel, Assistant
                                                                Secretary

                               DIAL Holding Company, Inc.     Vice President, Deputy
                                                                General Counsel, Assistant
                                                                Secretary

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Delaware Investments           Vice President, Deputy
                                 U.S., Inc.                     General Counsel, Assistant
                                                                Secretary

                               Delaware Management            Vice President, Deputy
                                 Company, Inc.                  General Counsel, Assistant
                                                                Secretary

                               Delaware Service               Vice President, Deputy
                                 Company, Inc.                  General Counsel, Assistant
                                                                Secretary

                               Retirement Financial           Vice President, Deputy
                                 Services, Inc.                 General Counsel, Assistant
                                                                Secretary

                               Delaware Management Trust      Vice President, Deputy
                                 Company                        General Counsel, Assistant
                                                                Secretary

                               Delaware Distributors, L.P.    Vice President, Deputy
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Distributors, Inc.    Vice President, Deputy
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware General               Vice President, Deputy
                                 Management, Inc.               General Counsel, Assistant
                                                                Secretary

                               Lincoln National Investment    Vice President, Deputy
                                 Companies, Inc.                General Counsel, Assistant
                                                                Secretary

                               LNC Administrative Services    Vice President, Deputy
                                 Corporation                    General Counsel, Assistant
                                                                Secretary

                               Delaware Investments Fund      Vice President, Deputy
                                 Family                         General Counsel, Assistant
                                                                Secretary

                               Lincoln National Income        Secretary
                                 Fund, Inc.

                               Lincoln National Convertible   Secretary
                                 Securities Fund, Inc.

David P. O'Connor              Delaware Management Company    Vice President, Associate
Vice President, Associate                                       General Counsel, Assistant
  General Counsel, Assistant                                    Secretary
  Secretary

                               Delaware Investment Advisers   Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Capital Management    Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Management            Vice President, Associate
                                 Holdings, Inc.                 General Counsel, Assistant
                                                                Secretary

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               DMH Corp.                      Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Management            Vice President, Associate
                                 Company, Inc.                  General Counsel, Assistant
                                                                Secretary

                               Delaware Service Company Inc.  Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Distributors, L.P.    Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Distributors, Inc.    Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware General               Vice President, Associate
                                 Management, Inc.               General Counsel, Assistant
                                                                Secretary

                               Delaware Investments           Vice President, Associate
                                 U.S., Inc.                     General Counsel, Assistant
                                                                Secretary

                               DIAL Holding Company, Inc.     Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Lincoln National Investment    Vice President, Associate
                                 Companies, Inc.                General Counsel, Assistant
                                                                Secretary

                               LNC Administrative Services    Vice President, Associate
                                 Corporation                    General Counsel, Assistant
                                                                Secretary

                               Delaware Investments Funds     Vice President, Associate
                                 Family                         General Counsel, Assistant
                                                                Secretary

Kevin S. Lee                   Delaware Management Company    Vice President, Assistant
Vice President, Assistant                                       Controller
  Controller

                               Delaware Investment Advisers   Vice President, Assistant
                                                                Controller

                               Delaware Lincoln Cash          Vice President, Assistant
                                 Management                     Controller

                               Delaware Capital               Vice President, Assistant
                                 Management, Inc.               Controller

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Delaware Management            Vice President, Assistant
                                 Holdings, Inc.                 Controller

                               DMH Corp.                      Vice President, Assistant
                                                                Controller

                               DIAL Holding Company, Inc.     Vice President, Assistant
                                                                Controller

                               Delaware Investments           Vice President, Assistant
                                 U.S., Inc.                     Controller

                               Delaware Management            Vice President, Assistant
                                 Company, Inc.                  Controller

                               Delaware Service               Vice President, Assistant
                                 Company, Inc.                  Controller

                               Retirement Financial           Vice President, Assistant
                                 Services, Inc.                 Controller

                               Delaware Management Trust      Vice President, Assistant
                                 Company                        Controller

                               Delaware Distributor, L.P.     Vice President, Assistant
                                                                Controller

                               Delaware Distributors, Inc.    Vice President, Assistant
                                                                Controller

                               Delaware General               Vice President, Assistant
                                 Management, Inc.               Controller

                               Lincoln National Investment    Vice President, Assistant
                                 Companies, Inc.                Controller

                               LNC Administrative Services    Vice President, Assistant
                                 Corporation                    Controller

Brian L. Murray. Jr.           Delaware Management Company    Vice President, Associate
Vice President, Associate                                       General Counsel, Assistant
  General Counsel, Assistant                                    Secretary
  Secretary

                               Delaware Investment Advisers   Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Capital Management    Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Service               Vice President, Associate
                                 Company, Inc.                  General Counsel, Assistant
                                                                Secretary

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Delaware Distributors, Inc.    Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Retirement Financial           Vice President, Associate
                                 Services, Inc.                 General Counsel, Assistant
                                                                Secretary

                               Delaware Distributors, L.P.    Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Investments Funds     Vice President, Associate
                                 Family                         General Counsel, Assistant
                                                                Secretary

Richard Salus                  Delaware Management Company    Vice President, Assistant
Vice President, Assistant                                       Controller
  Controller

                               Delaware Investment Advisers   Vice President, Assistant
                                                                Controller

                               Delaware Lincoln Cash          Vice President, Assistant
                                 Management                     Controller

                               Delaware Capital Management    Vice President, Assistant
                                                                Controller

                               Delaware Management            Vice President, Assistant
                                 Holdings, Inc.                 Controller

                               DMH Corp.                      Vice President, Assistant
                                                                Controller

                               Delaware Management            Vice President, Assistant
                                 Company, Inc.                  Controller

                               Delaware Service               Vice President, Assistant
                                 Company, Inc.                  Controller

                               Retirement Financial           Vice President, Assistant
                                 Service, Inc.                  Controller

                               Delaware Management Trust      Vice President, Assistant
                                 Company                        Controller

                               Delaware Distributors, L.P.    Vice President, Assistant
                                                                Controller

                               Delaware Distributors, Inc.    Vice President, Assistant
                                                                Controller

                               Delaware International         Vice President, Assistant
                                 Holdings Ltd.                  Controller

                               Delaware General               Vice President, Assistant
                                 Management, Inc.               Controller

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Delaware Investments           Vice President, Assistant
                                 U.S., Inc.                     Controller

                               DIAL Holding Company, Inc.     Vice President, Assistant
                                                                Controller

                               Lincoln National Investment    Vice President, Assistant
                                 Companies, Inc.                Controller

                               LNC Administrative Services    Vice President, Assistant
                                 Corporation                    Controller

Richard D. Seidel              Delaware Management Company    Vice President, Assistant
Vice President, Assistant                                       Controller, Manager-Payroll
  Controller, Manager-Payroll

                               Delaware Investment Advisers   Vice President, Assistant
                                                                Controller, Manager-Payroll

                               Delaware Lincoln Cash          Vice President, Assistant
                                 Management                     Controller, Manager-Payroll

                               Delaware Investments           Vice President, Assistant
                                 U.S., Inc.                     Controller, Manager-Payroll

                               Delaware General               Vice President, Assistant
                                 Management, Inc.               Controller, Manager-Payroll

                               Delaware Distributors, Inc.    Vice President, Assistant
                                                                Controller, Manager-Payroll

                               Delaware Management Business   Vice President, Assistant
                                 Trust                          Controller, Manager-Payroll

                               Retirement Financial           Vice President, Assistant
                                 Services, Inc.                 Controller, Manager-Payroll

                               Lincoln Investment             Vice President, Assistant
                                 Companies, Inc.                Controller, Manager-Payroll

                               LNC Administrative Services    Vice President, Assistant
                                 Corporation                    Controller, Manager-Payroll

                               Delaware Capital Management    Vice President, Assistant
                                                                Treasurer

                               Delaware Management            Vice President, Assistant
                                 Holdings, Inc.                 Treasurer

                               DMH Corp.                      Vice President, Assistant
                                                                Treasurer

                               DIAL Holding Company, Inc.     Vice President, Assistant
                                                                Treasurer

                               Delaware Service               Vice President, Assistant
                                 Company, Inc.                  Treasurer

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Delaware Distributors, L.P.    Vice President, Assistant
                                                                Treasurer

See Yeng Quek                               --                             --
Senior Vice President, Deputy
  CIO-Fixed Income

Joel A. Ettinger                            --                             --
Vice President, Taxation

James E. Blake                              --                             --
Compliance Officer

Cindy Lindenberg                            --                             --
Compliance Officer

Lisa B. Patton                              --                             --
Compliance Officer


EMERGING MARKETS MANAGEMENT, L.L.C.

    Emerging Markets Management, L.L.C. ("EMM") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of EMM is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722. EMM is a registered investement adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Antoine W. van Agtmael         Emerging Markets Investors     Managing Director, President,
Managing Director, President,    Corporation                    Chief Investment Officer
  Chief Investment Officer                                      and Chairman of the
  and Chairman of the                                           Investment Committee
  Investment Committee

                               The Emerging Markets           Director
                                 Strategic Fund

                               The Africa Emerging Markets    Director
                                 Fund

                               The Emerging Markets New       Director
                                 Economy Fund PLC

                               Strategic Investment           Director
                                 Management (SIM)

                               Strategic Investment           Director
                                 Management International
                                 (SIMI)

                               Strategic Investment Partners  Director
                                 (SIP)

                               The Washington Opera           Member of the Board of
                                                                Trustees, Executive
                                                                Committee and Co-Chair of
                                                                the Education Committee

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               The Lab School of Washington   Member of the Board of
                                                                Trustees and the Finance
                                                                Committee

                               Yale University                Member of the University
                                                                Council and International
                                                                Advisory Council

                               George Washington University   Member of the National
                                                                Council for Education &
                                                                Human Development

                               Paul H. Nitze School of        Member of Advisory Council
                                 Advanced International
                                 Studies at Johns Hopkins
                                 University

                               International Human Rights     Member of the Board of
                                 Law Group                      Directors

Michael A. Duffy               Emerging Markets Investors     Managing Director, Secretary/
Managing Director, Secretary/    Corporation                    Treasurer and member of the
  Treasurer and member of the                                   Investment Committee
  Investment Committee

                               The Latin America Small        Director
                                 Capitalization Fund

                               Strategic Investment           Managing Director, Secretary/
                                 Management (SIM)               Treasurer and member of the
                                                                Investment Committee

                               Strategic Investment           Managing Director, Secretary/
                                 Management International       Treasurer and member of the
                                 (SIMI)                         Investment Committee

                               Strategic Investment Partners  Managing Director, Secretary/
                                 (SIP)                          Treasurer and member of the
                                                                Investment Committee

                               China Medical Board            Trustee and Treasurer

Felicia J. Morrow              Emerging Markets Investors     Managing Director and member
Managing Director, Lead          Corporation                    of the Investment Committee
  Portfolio Manager, Chief
  Operating Officer and
  member of the Investment
  Committee

Hilda M. Ochoa-Brillembourg    Emerging Markets Investors     Director
Director                         Corporation

                               Strategic Investment           President, Director and a
                                 Management (SIM)               member of the Investment
                                                                Committee

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Strategic Investment           President, Director and a
                                 Management International       member of the Investment
                                 (SIMI)                         Committee

                               Strategic Investment Partners  President, Director and a
                                 (SIP)                          member of the Investment
                                                                Committee

                               Youth Orchestra of the         Founding Chairman
                                 Americas

                               National Symphony Orchestra    Trustee

                               The Washington Opera           Trustee and Member of the
                                                                Executive Committee

                               Rockefeller Center for Latin   Member of the Advisory
                                 American Studies at Harvard    Committee
                                 University

                               Carnegie Endowment for         Vice Chairman of the Group of
                                 International Peace            Fifty (G-50)

                               Rockefeller Family Fund        Member of the Investment and
                                                                Finance Committees

                               US Airway Group                Member of the Board of
                                                                Directors

                               General Mills                  Member of the Board of
                                                                Directors

                               The World Bank/IMF Credit      Member of the Board of
                                 Union                          Directors

                               Harvard Management Company     Member of the Board of
                                                                Directors

                               Capital Children's Museum      Trustee

                               Hauser Center at Harvard       Member of the Advisory
                                 University                     Committee

Mary C. Choksi                 Emerging Markets Investors     Managing Director, Director
Managing Director and            Corporation
  Director

                               The Value Fifty Portfolio      Director

                               Emerging Markets South Asian   Director
                                 Fund

                               Strategic Investment           Managing Director, Director
                                 Management (SIM)               and member of the
                                                                Investment Committee

                               Strategic Investment           Managing Director, Director
                                 Management International       and member of the
                                 (SIMI)                         Investment Committee

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Strategic Investment Partners  Managing Director, Director
                                 (SIP)                          and member of the
                                                                Investment Committee

                               H.J. Heinz Company             Member of the Board of
                                                                Directors

                               Beauvoir--The National         Member of the Board of
                                 Cathedral Elementary School    Directors Investment
                                                                Committee Chairman

                               The National Museum of Women   Trustee and Chair of the
                                 in the Arts                    Finance Committee

Carol A. Grefenstette          Emerging Markets Investors     Managing Director and
Managing Director                Corporation                    Director

                               Strategic Investment           Managing Director
                                 Management (SIM)

                               Strategic Investment           Managing Director
                                 Management International
                                 (SIMI)

                               Strategic Investment Partners  Managing Director and
                                 (SIP)                          Director

                               Georgetown University          Member of the Board of
                                 McDonough School of            Advisors
                                 Business

                               Archdiocese of Washington      Member of the Finance Council

George M. Alvarez-Correa       Emerging Markets Investors     Managing Director and
Director                         Corporation                    Director

                               The Value Fifty Portfolio      Director

                               Strategic Investment           Managing Director and member
                                 Management (SIM)               of the Investment Committee

                               Strategic Investment           Managing Director and member
                                 Management International       of the Investment Committee
                                 (SIMI)

                               Strategic Investment Partners  Managing Director, Director
                                 (SIP)                          and member of the
                                                                Investment Committee

ENHANCED INVESTMENT TECHNOLOGIES, LLC



    Enhanced Investment Technologies, LLC ("INTECH") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of INTECH is 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410. INTECH is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert E. Fernholz             Enhanced Investment            Director, Executive Vice
                                 Technologies, LLC (fka         President and Chief
                                 Enhanced Investment            Investment Officer
                                 Technologies, Inc.)

Robert A. Garvy                Enhanced Investment            Director, President and Chief
                                 Technologies, LLC (fka         Executive Officer
                                 Enhanced Investment
                                 Technologies, Inc.)

David E. Hurley                Enhanced Investment            Chief Operating Officer and
                                 Technologies, LLC (fka         Senior Vice President;
                                 Enhanced Investment            formerly Chief Compliance
                                 Technologies, Inc.)            Officer


FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES

    Fischer Francis Trees & Watts, Inc. and its affiliates and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as "FFTW") is a sub-adviser for the Registrant's International Fixed Income Fund. The principal business address of FFTW is 200 Park Avenue, 46th Floor, New York, New York 10166. FFTW is a registered investment adviser under the Advisers Act.

            NAME                          COMPANY                         TITLE
-----------------------------  -----------------------------  -----------------------------
ADVISER -- FISCHER FRANCIS TREES & WATTS, INC.
Liaquat Ahamed                 Charter Atlantic Corporation   Chief Executive Officer and
Chief Executive Officer,                                        Director
Chief
  Investment Officer and
  Director

                               Fischer Francis Trees & Watts  Chief Executive Officer

Stephen Casper                 Charter Atlantic Corporation   Chief Operating Officer,
Chief Operating Officer,                                        Chief Financial Officer and
Chief                                                           Director
  Financial Officer and
  Director

                               FFTW Diversified Alpha Fund    Director
                                 Ltd

                               FFTW Emerging Markets Debt     Director
                                 Fund plc

                               FFTW Funds Inc.                Director

                               FFTW Funds Selection           Director

            NAME                          COMPANY                         TITLE
-----------------------------  -----------------------------  -----------------------------
                               FFTW Funds Selection II        Director

                               FFTW Global Debt Fund plc      Director

                               FFTW Mortgage LIBOR            Director
                                 Fund plc*

                               FFTW Mortgage Total Return     Director
                                 Fund plc

                               Fischer Francis Trees & Watts  Chief Operating Officer and
                                                                Chief Financial Officer

                               Fischer Francis Trees & Watts  Director
                                 (Singapore) Pte Ltd

                               Fischer Francis Trees & Watts  Statutory Auditor
                                 KK

                               The Depository Trust &         Director
                                 Clearing Corporation

                               The Depository Trust Company   Director

                               The Emerging Markets Clearing  Director
                                 Corporation

                               The Government Securities      Director
                                 Clearing Corporation

                               The National Securities        Director
                                 Clearing Corporation

Stephen Constantine            Charter Atlantic Corporation   Director
Director

                               BrokerTec Futures Exchange     Director
                                 LLC

O. John Olcay                  Charter Atlantic Corporation   Director
Director

                               FFTW Emerging Markets Debt     Chairman of the Board of
                                 Fund plc                       Directors

                               FFTW Funds Inc.                Chairman of the Board of
                                                                Directors and Chief
                                                                Executive Officer

                               FFTW Funds Selection           Chairman of the Board of
                                                                Directors

                               FFTW Funds Selection II        Chairman of the Board of
                                                                Directors

                               FFTW Global Debt Fund plc      Chairman of the Board of
                                                                Directors

                               FFTW Mortgage LIBOR Fund plc*  Chairman of the Board of
                                                                Directors

            NAME                          COMPANY                         TITLE
-----------------------------  -----------------------------  -----------------------------
                               FFTW Mortgage Total Return     Chairman of the Board of
                                 Fund plc                       Directors

                               Fischer Francis Trees & Watts  Chairman of the Board of
                                 (Singapore) Pte Ltd            Directors

                               Fischer Francis Trees & Watts  Chairman of the Board of
                                 KK                             Directors

Vivien Levy-Garboua            BNP Paribas (Luxembourg) S.A.  President
Director

                               BNP Paribas (Suisse) S.A.      Administrateur

                               BNP Paribas (UK)               President

                               BNP Paribas Asset Management   Member of the Executive
                                 Group                          Committee and Head of Asset
                                                                Management Services

                               BNP Paribas Immobilier         Representant Cimoxi,
                                                                Administrateur

                               BNP Paribas Private Bank,      President
                                 Paris

                               BNP Paribas Securities         Vice President du Conseil de
                                 Services                       Surveillance

                               CARDIF                         Representant permanent BNP
                                                                Paribas

                               Charter Atlantic Corporation   Director

                               COFICEM                        Membre du Conseil
                                                                d'Administration

                               KLEPIERRE                      President du Conseil de
                                                                Surveillance

                               Meunier Promotion              President du Conseil de
                                                                Surveillance

                               NATIO VIE                      Vice President du Conseil de
                                                                Surveillance

                               OGDI                           President du Conseil
                                                                d'Administration

                               Presses Universitaries de      Membre du Conseil de
                                 France                         Surveillance

                               SEGECE                         Representant permanent BNP
                                                                Paribas

                               U.E.B (Switzerland) Geneve     President

Gilles de Vaugrigneuse         Charter Atlantic Corporation   Director
Director

                               BNP Paribas Asset Management   Chairman and Chief Executive
                                 Group                          Officer

            NAME                          COMPANY                         TITLE
-----------------------------  -----------------------------  -----------------------------
Stephen C. Francis             Charter Atlantic Corporation   Vice Chairman of the Board of
Vice Chairman of the Board                                      Directors
  of Directors

                               Fischer Francis Trees & Watts  Managing Director

                               Fischer Francis Trees & Watts  Director
                                 (Singapore) Pte Ltd

                               VaxGen Inc.                    Director

Simon Hard                     Charter Atlantic Corporation   Director
Director

                               Fischer Francis Trees & Watts  Vice Chairman
                                 KK

Robin S. Meister               Charter Atlantic Corporation   Chief Legal and Risk Officer,
Chief Legal and Risk Officer,                                   Secretary of the Board of
  Secretary of the Board of                                     Directors
  Directors

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer
                                 KK

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer
                                 (Singapore) Pte Ltd

John H. Watts                  Charter Atlantic Corporation   Chairman of the Board of
Chairman of the Board of                                        Directors
  Directors

                               BNP Paribas Asset Management   Director

                               The National Park Foundation   Director

                               The League of Conservation     Director
                                 Voters

                               Rober College of Istanbul      Director

SUB-ADVISER: FISCHER FRANCIS TREES & WATTS

      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Liaquat Ahamed                 Charter Atlantic Corporation   Chief Executive Officer and
Chief Executive Officer                                         Director

                               Fischer Francis Trees & Watts  Chief Executive Officer,
                                 Inc.                           Chief Investment Officer
                                                                and Director

Stephen Casper                 Charter Atlantic Corporation   Chief Operating Officer,
Chief Operating Officer and                                     Chief Financial Officer and
  Chief Financial Officer                                       Director

                               FFTW Diversified Alpha Fund    Director
                                 Ltd

      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               FFTW Emerging Markets Debt     Director
                                 Fund plc

                               FFTW Funds Inc.                Director

                               FFTW Funds Selection           Director

                               FFTW Funds Selection II        Director

                               FFTW Global Debt Fund plc      Director

                               FFTW Mortgage LIBOR Fund plc*  Director

                               FFTW Mortgage Total Return     Director
                                 Fund plc

                               Fischer Francis Trees & Watts  Chief Operating Officer,
                                 Inc.                           Chief Financial Officer and
                                                                Director

                               Fischer Francis Trees & Watts  Director
                                 (Singapore) Pte Ltd

                               Fischer Francis Trees & Watts  Statutory Auditor
                                 KK

                               The Depository Trust &         Director
                                 Clearing Corporation

                               The Depository Trust Company   Director

                               The Emerging Markets Clearing  Director
                                 Corporation

                               The Government Securities      Director
                                 Clearing Corporation

                               The National Securities        Director
                                 Clearing Corporation

Stephen C. Francis             Charter Atlantic Corporation   Vice Chairman of the Board of
Managing Director                                               Directors

                               Fischer Francis Trees & Watts  Vice Chairman of the Board of
                                 Inc.                           Directors

                               Fischer Francis Trees & Watts  Director
                                 (Singapore) Pte Ltd

                               VaxGen Inc.                    Director

Robin S. Meister               Charter Atlantic Corporation   Chief Legal and Risk Officer,
Chief Legal and Risk Officer                                    Secretary of the Board of
                                                                Directors

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer,
                                 Inc.                           Secretary of the Board of
                                                                Directors

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer
                                 KK

      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer
                                 (Singapore) Pte Ltd

SUB-ADVISER -- FISCHER FRANCIS TREES & WATTS (SINGAPORE) PTE LTD

      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Stephen P. Casper              Charter Atlantic Corporation   Chief Operating Officer,
Director                                                        Chief Financial Officer and
                                                                Director

                               FFTW Diversified Alpha Fund    Director
                                 Ltd

                               FFTW Emerging Markets Debt     Director
                                 Fund plc

                               FFTW Funds Inc.                Director

                               FFTW Funds Selection           Director

                               FFTW Funds Selection II        Director

                               FFTW Global Debt Fund plc      Director

                               FFTW Mortgage LIBOR Fund plc*  Director

                               FFTW Mortgage Total Return     Director
                                 Fund plc

                               Fischer Francis Trees & Watts  Chief Operating Officer and
                                                                Chief Financial Officer

                               Fischer Francis Trees & Watts  Chief Operating Officer,
                                 Inc.                           Chief Financial Officer and
                                                                Director

                               Fischer Francis Trees & Watts  Statutory Auditor
                                 KK

                               The Depository Trust &         Director
                                 Clearing Corporation

                               The Depository Trust Company   Director

                               The Emerging Markets Clearing  Director
                                 Corporation

                               The Government Securities      Director
                                 Clearing Corporation

                               The National Securities        Director
                                 Clearing Corporation

Roy Wei-Chien Diao
Director

Stephen C. Francis             Charter Atlantic Corporation   Vice Chairman of the Board of
Director                                                        Directors

                               Fischer Francis Trees & Watts  Managing Director

      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Fischer Francis Trees & Watts  Vice Chairman of the Board of
                                 Inc.                           Directors

                               VaxGen Inc.                    Director

Robin S. Meister               Charter Atlantic Corporation   Chief Legal and Risk Officer,
Chief Legal and Risk Officer                                    Secretary of the Board of
                                                                Directors

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer,
                                 Inc.                           Secretary of the Board of
                                                                Directors

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer
                                 KK

O. John Olcay                  Charter Atlantic Corporation   Director
Chairman of the Board of
  Directors

                               FFTW Emerging Markets Debt     Chairman of the Board of
                                 Fund plc                       Directors

                               FFTW Funds Inc.                Chairman of the Board of
                                                                Directors and Chief
                                                                Executive Officer

                               FFTW Funds Selection           Chairman of the Board of
                                                                Directors

                               FFTW Funds Selection II        Chairman of the Board of
                                                                Directors

                               FFTW Global Debt Fund plc      Chairman of the Board of
                                                                Directors

                               FFTW Mortgage LIBOR Fund plc*  Chairman of the Board of
                                                                Directors

                               FFTW Mortgage Total Return     Chairman of the Board of
                                 Fund plc                       Directors

                               Fischer Francis Trees & Watts  Director
                                 Inc.

                               Fischer Francis Trees & Watts  Chairman of the Board of
                                 KK                             Directors

SUB-ADVISER -- FISCHER FRANCIS TREES & WATTS KK

      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Stephen P. Casper              Charter Atlantic Corporation   Chief Operating Officer,
Statutory Auditor                                               Chief Financial Officer and
                                                                Director

                               FFTW Diversified Alpha Fund    Director
                                 Ltd

      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               FFTW Emerging Markets Debt     Director
                                 Fund plc

                               FFTW Funds Inc.                Director

                               FFTW Funds Selection           Director

                               FFTW Funds Selection II        Director

                               FFTW Global Debt Fund plc      Director

                               FFTW Mortgage LIBOR Fund plc*  Director

                               FFTW Mortgage Total Return     Director
                                 Fund plc

                               Fischer Francis Trees & Watts  Chief Operating Officer and
                                                                Chief Financial Officer

                               Fischer Francis Trees & Watts  Chief Operating Officer,
                                 Inc.                           Chief Financial Officer and
                                                                Director

                               Fischer Francis Trees & Watts  Director
                                 (Singapore) Pte Ltd.

                               The Depository Trust &         Director
                                 Clearing Corporation

                               The Depository Trust Company   Director

                               The Emerging Markets Clearing  Director
                                 Corporation

                               The Government Securities      Director
                                 Clearing Corporation

                               The National Securities        Director
                                 Clearing Corporation

Simon Hard                     Charter Atlantic Corporation   Director
Vice Chairman

                               Fischer Francis Trees & Watts  Director
                                 Inc.

Ken Katayama
President and Representative
  Director

Lawrence Krause                Korean Economic Institute of   Director
Director                         America

                               PriceSmart                     Director

Robin S. Meister               Charter Atlantic Corporation   Chief Legal and Risk Officer,
Chief Legal and Risk Officer                                    Secretary of the Board of
                                                                Directors

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer

      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer,
                                 Inc.                           Secretary of the Board of
                                                                Directors

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer
                                 (Singapore) Pte Ltd

O. John Olcay                  Charter Atlantic Corporation   Director
Chairman of the Board of
  Directors

                               FFTW Emerging Markets Debt     Chairman of the Board of
                                 Fund plc                       Directors

                               FFTW Funds Inc.                Chairman of the Board of
                                                                Directors and Chief
                                                                Executive Officer

                               FFTW Funds Selection           Chairman of the Board of
                                                                Directors

                               FFTW Funds Selection II        Chairman of the Board of
                                                                Directors

                               FFTW Global Debt Fund plc      Chairman of the Board of
                                                                Directors

                               FFTW Mortgage LIBOR Fund plc*  Chairman of the Board of
                                                                Directors

                               FFTW Mortgage Total Return     Chairman of the Board of
                                 Fund plc                       Directors

                               Fischer Francis Trees & Watts  Director
                                 Inc.

                               Fischer Francis Trees & Watts  Chairman of the Board of
                                 (Singapore) Pte Ltd.           Directors


FISHER INVESTMENTS, INC.



    Fisher Investments, Inc. ("Fisher") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Fisher is 13100 Skyline Boulevard, Woodside, California 94062. Fisher is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Kenneth L. Fisher,             Purisima Securities, LLC       Majority Shareholder
Chief Executive Officer,
  Chief Investment Officer,
  Investment Policy Committee
  member

                               Purisima Funds, LLC            President, Trustee

                               Fisher Investments Europe      Director, Shareholder
                                 Limited

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jeffery L. Silk,
President, Chief Operating
  Officer, Investment Policy
  Committee member

Andrew S. Teufel,              Purisima Securities, LLC       President, Treasurer
Assistant President, Director
  of Research, Investment
  Policy Committee member

Deglin F. Kenealy,             Purisima Securities, LLC       Registered Principal
Executive Vice President,
  Private Client Group

Sherrilyn A. Fisher,           Purisima Funds, LLC            Secretary
Chief Financial Officer,
  Corporate Secretary

                               Fisher Investments Europe      Director, Shareholder
                                 Limited

Steven R. Triplett,            Purisima Securities, LLC       Registered Principal
Assistant President



FRANKLIN PORTFOLIO ASSOCIATES, LLC



    Franklin Portfolio Associates, LLC ("Franklin") is a sub-adviser for the Registrant's Large Cap and Large Cap Value Funds. The principal business address of Franklin is Two International Place, 22nd Floor, Boston, Massachusetts 02110. Franklin is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
John S. Cone,                  Mellon Financial Corporation   Officer
President & CEO, Director

Oliver E. Buckley,             Mellon Financial Corporation   Officer
Sr. Vice President

Michael F. Dunn,               Mellon Financial Corporation   Officer
Sr. Vice President

Paul F. Healey,                Mellon Financial Corporation   Officer
Sr. Vice President, Director

Mary M. McDermott-Holland,
Sr. Vice President

John V. Doggett,               Mellon Financial Corporation   Officer
Vice President

Gregg E. Pendergast,
Vice President

Stephen L. Sexeny,             Mellon Financial Corporation   Officer
Vice President

Ajay Zutshi,                   Mellon Financial Corporation   Officer
Vice President

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ian D. Arvin,
Vice President

Jennifer A. Vinson,
Vice President

Kristin D. Crawford,
Vice President

Timothy E. Burke,
Trading Officer

Khaled A. Moheydeen,
Technology Officer

Milton B. Sachse,
Technology Officer

Michael J. Savitz,             Mellon Financial Corporation   Vice President
Chief Legal Officer

John J. Nagorniak,
Chairman

Stephen Canter,                Mellon Financial Corporation   Sr. Vice President
Director

Guy A. Hudson,                 Mellon Financial Corporation   Sr. Vice President
Director

Ronald P. O' Hanley,           Mellon Financial Corporation   Vice Chairman
Director


GOLDMAN SACHS ASSET MANAGEMENT, L.P.

    Goldman Sachs Asset Management, L.P. ("GSAM") is a sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal business address of GSAM is 32 Old Slip, New York, New York 10005. GSAM is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
------------------------------  ------------------------------  ------------------------------
Henry M. Paulson, Jr.           The Goldman Sachs Group, Inc.   Chairman, Chief Executive
Managing Director                                                 Officer and Director

Robert J. Hurst                 The Goldman Sachs Group, Inc.   Vice Chairman and Director
Managing Director

John A. Thain                   The Goldman Sachs Group, Inc.   President, Co-Chief Operating
Managing Director                                                 Officer and Director

John L. Thornton                The Goldman Sachs Group, Inc.   President, Co-Chief Operating
Managing Director                                                 Officer and Director

Philip D. Murphy                              --                              --
Managing Director and Co-Head
  Investment Management
  Division

      NAME AND POSITION
   WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
------------------------------  ------------------------------  ------------------------------
David W. Blood                  Goldman Sachs Asset Management  Director
Managing Director and Co-Head     International
  (Asset Management Group)

Peter S. Kraus                                --                              --
Managing Director and Co-Head
  (Investment Management
  Division)


LEE MUNDER INVESTMENTS, LTD.

    Lee Munder Investments, Ltd. ("Lee Munder") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Lee Munder is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. Lee Munder is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lee Munder,                    Capital Automotive REIT        Director
Chairman

Kenneth Swan                                --                             --
President

Robert A. Smith                Castanea Partners, Inc         Co-Founder and Managing
Partner                                                         Director

                               The Neiman Marcus Group        Vice Chairman of the Board of
                                                                Directors

Jonathan Stone                              --                             --
Portfolio Manager

Nicholas Battelle                           --                             --
Portfolio Manager

Terry Gardner                               --                             --
CFO

LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED

    Lloyd George Investment Management (Bermuda) Limited ("LGIM") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of LGIM is 3808 One Exchange Square, Central, Hong Kong. LGIM is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Lloyd George                         --                             --
Chairman & CEO

William Kerr                                --                             --
Vice Chairman & CFO

Pamela Chan                                 --                             --
Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Man Fat Tang                                --                             --
Director

Adaline Ko                                  --                             --
Director

Zaheer Sitabkhan                            --                             --
Director

Samir Mehta                                 --                             --
Director

Catherine Tan                               --                             --
Director

Jacob Rees Mogg                             --                             --
Director

Edward Robertson                            --                             --
Director

LSV ASSET MANAGEMENT

    LSV Asset Management ("LSV") is a sub-adviser for the Registrant's Large Cap Value, Small Cap and Large Cap Funds. The principal business address of LSV is 200 West Madison Street, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
SEI Funds, Inc.                             --                             --
General Partner

Josef Lakonishok               University of Illinois         Professor of Finance
CEO, Portfolio Manager

Andrei Shleifer                Harvard University             Professor of Economics
Partner

Robert Vishny                  University of Chicago          Professor of Finance
Partner, Portfolio Manager

Menno Vermeulen                             --                             --
Partner, Portfolio Manager

Christopher J. LaCroix                      --                             --
Partner, Managing Director of
  Business Development

Tremaine Atkinson                           --                             --
Partner, Chief Operating
  Officer

MARTINGALE ASSET MANAGEMENT, L.P.

    Martingale Asset Management, L.P. ("Martingale") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116. Martingale is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Martingale Asset Management                 --                             --
  Corporation
General Partner

Patricia J. O'Connor                        --                             --
Treasurer, Administrator,
  Shareholder of MAM

William Edward Jacques                      --                             --
Executive Vice President,
  Portfolio Manager,
  Shareholder of MAM

Alan J. Stassman                            --                             --
Chairman, Shareholder of MAM

Arnold Seton Wood                           --                             --
President, Portfolio Manager,
  Shareholder of MAM

Douglas Evan Stark, CFA                     --                             --
Investment Research,
  Portfolio Manager

Paul Burik                     Commerz International Capital  CIO, Deputy Managing Director
Director                         Management, GmbH

Peter M. Lampe                 Commerz International          VP, Controller, Compliance
                                 Management, GmbH               Officer


MAZAMA CAPITAL MANAGEMENT, INC.



    Mazama Capital Management, Inc. ("Mazama") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Mazama is One SW Columbia Street, Suite 1860, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ronald Adair Sauer                          --                             --
President, Chairman and
  Senior Portfolio Manager

Helen McDonald Degener         The Mathes Company             VP and Portfolio Manager
Director and Chief Investment
  Officer

Jill Ronne Collins                          --                             --
Senior VP Marketing & Client
  Service

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Brian Paul Alfrey                           --                             --
Director, Executive Vice
  President and Chief
  Operating Officer

Stephen Charles Brink                       --                             --
Senior Vice President,
  Director Research

MCKINLEY CAPITAL MANAGEMENT INC.


    McKinley Capital Management, Inc. ("McKinley Capital") is a sub-adviser for the Registrant's Small Cap, Large Cap, Large Cap Growth and International Equity Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, AK 99503. McKinley Capital is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert B. Gillam               FAS Alaska, Inc.               Officer, Director
President, CIO

                               McKinley Offshore Management,  Director
                                 Ltd.

                               McKinley Market Neutral        Director
                                 Offshore Limited

                               McKinley Partners LLC          Manager

Diane M. Wilke                 McKinley Market Neutral        Director
Executive Vice President, COO    Offshore Limited

                               McKinley Offshore Management,  Director
                                 Ltd.

                               FAS Alaska, Inc.               Officer, Director

B. Thomas Willison                          --                             --
Director

Tamara L. Leitis                            --                             --
Assistant Vice President, HR
  Manager

Gregory O'Keefe                             --                             --
Controller


METROPOLITAN WEST ASSET MANAGEMENT LLC

    Metropolitan West Asset Management LLC ("MWAM") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of MWAM 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025. MWAM is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Scott Dubchansky                            --                             --
Chief Executive Officer,
  Partner

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Tad Rivelle                                 --                             --
Chief Investment Officer,
  Partner

Laird Landmann                              --                             --
Portfolio Manager, Partner

David Lippman                               --                             --
Portfolio Manager, Partner

Steve Kane                                  --                             --
Portfolio Manager, Partner

Chris Scibelli                              --                             --
Director of Marketing,
  Partner

Patrick Moore                               --                             --
Director of Client Services

Joseph Hattesohl                            --                             --
Chief Financial Officer

Lara Mulpagano                              --                             --
Chief Operating Officer

Cal Rivelle                                 --                             --
Chief Technology Officer

Jay Menvielle                               --                             --
Controller

MWFIN                                       --                             --
Minority Partner

MONTAG & CALDWELL, INC.

    Montag & Caldwell, Inc. ("Montag & Caldwell") is a sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal business address of Montag & Caldwell is 3455 Peachtree Street, NE, Suite 1200, Atlanta, Georgia 30326. Montag & Caldwell is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ronald E. Canakaris, CFA                    --                             --
CEO, President, Director and
  CIO

Solon P. Patterson, CFA                     --                             --
Chairman, Director

Tom C. Brown
Director

William A. Vogel CFA                        --                             --
Executive Vice President,
  Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andrew Neil Rithet                          --                             --
Director

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

    Morgan Stanley Investment Management Inc. ("Morgan Stanley") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Morgan Stanley is 1221 Avenue of the Americas, New York, NY 10020. Morgan Stanley is an investment adviser registered under the Adviser Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Ronald E. Robison                     Morgan Stanley                         Managing Director
Chief Global Operations Officer,
  Managing Director

                                      Morgan Stanley Investment Advisers     Managing Director, Director
                                       Inc.

                                      Morgan Stanley Services Company Inc.   Managing Director, Director

                                      Morgan Stanley Trust                   President, Chief Executive Officer,
                                                                              Director

                                      Morgan Stanley Funds                   Vice President

Alexander C. Frank                    Morgan Stanley                         Global Treasurer
Treasurer and Managing Director

Mitchell M. Merin                     Morgan Stanley Investment Advisors     President, Chief Executive Officer,
President and COO                      Inc.                                   Director

                                      Morgan Stanley Distributors Inc.       Chairman, CEO, Director

                                      Morgan Stanley Trust                   Chairman and Director

                                      Morgan Stanley Services Company Inc.   President, CEO, Director

                                      Morgan Stanley Funds                   President, CEO

                                      TCW/DW Term Trust 2003                 President, CEO

                                      Various Morgan Stanley Subsidiaries    Director

                                      Van Kampen Open-End Funds              Trustee, President, CEO

                                      Van Kampen Closed-End Funds            Trustee, President, CEO

Joseph J. McAlinden                   Morgan Stanley Investment Advisors     Managing Director, CIO
Managing Director, CIO                 Inc.

                                      Morgan Stanley Investments LP          Managing Director, CIO

                                      Morgan Stanley Trust                   Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      Van Kampen Open-End Funds              CIO

                                      Van Kampen Closed-End Funds            CIO

Rajesh Kuman Gupta                    Morgan Stanley Investment Advisors     Managing Director and Chief
Chief Administrative Officer--         Inc.                                   Administrative Officer--
  Investments and Managing Director                                           Investments

                                      Morgan Stanley Investments LP          Managing Director and Chief
                                                                              Administrative Officer--
                                                                              Investments

Barry Fink                            Morgan Stanley Investment Advisors     Managing Director
General Counsel, Managing Director     Inc. and Morgan Stanley Services
                                       Company

                                      Morgan Stanley Funds                   Secretary and General Counsel

                                      Morgan Stanley DW Inc.                 Assistant Secretary

                                      TCW/DW Term Trust 2003                 Secretary and General Counsel

Jeffrey Hiller                                         --                                     --
Managing Director, Global Compliance
  Director

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

    Nicholas-Applegate Capital Management ("Nicholas-Applegate") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nicholas-Applegate is 600 West Broadway, Suite 2900, San Diego, California 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                                POSITION WITH
   WITH INVESTMENT ADVISER     BUSINESS AND OTHER CONNECTIONS          OTHER COMPANY
-----------------------------  ------------------------------  -----------------------------
Arthur E. Nicholas             Nicholas-Applegate Holdings,    Chairman
Chairman                         LLC

                               Nicholas-Applegate Securities,  Chairman Emeritus
                                 LLC

                               Nicholas-Applegate              Chairman Emeritus
                                 Institutional Funds

                               Nicholas-Applegate Securities   President
                                 International LDC

                               Nicholas-Applegate Fund, Inc.   Director Emeritus

Edward Blake Moore, Jr.        Nicholas-Applegate Holdings,    Secretary, General Counsel
General Counsel                  LLC

                               Nicholas-Applegate Securities,  General Counsel, Secretary
                                 LLC

      NAME AND POSITION                                                POSITION WITH
   WITH INVESTMENT ADVISER     BUSINESS AND OTHER CONNECTIONS          OTHER COMPANY
-----------------------------  ------------------------------  -----------------------------
                               Nicholas-Applegate              President and Chairman of the
                                 Institutional Funds             Board

Marna P. Whittington, Ph. D    Allianz Dresner Asset           Chief Operating Officer
President, Executive             Management
  Committee

                               Nicholas-Applegate Holdings,    President and CEO
                                 LLC

                               Nicholas-Applegate Securities,  President and CEO
                                 LLC

Eric Spencer Sagerman          Nicholas-Applegate Southeast    Director
Head of Global Marketing,        Asia Fund
  Executive Committee

                               Nicholas-Applegate India Fund,  Director
                                 Ltd PCC

William Charles Maher, CPA     Nicholas-Applegate Holdings,    Chief Financial Officer,
Chief Financial Officer          LLC                             Treasurer

                               Nicholas-Applegate              Treasurer
                                 Institutional Funds

                               Nicholas-Applegate Securities,  Chief Financial Officer
                                 LLC

Horacio Valeiras                            --                              --
Chief Investment Officer

Peter James Johnson            Nicholas-Applegate Securities,  Vice President
Senior Vice President,           LLC
  Director of Institutional
  Sales

Charles H. Field, Jr.          Nicholas-Applegate Securities,  Deputy General Counsel
Chief of Compliance and          LLC
  Deputy General Counsel

                               Nicholas-Applegate              Secretary
                                 Institutional Funds

                               Nicholas-Applegate Securities   Vice President and Secretary
                                 International LDC

                               Nicholas-Applegate U.S.         Director
                                 Convertible Arbitrage Master
                                 Fund, LTD

                               Nicholas-Applegate U.S.         Director
                                 Convertible Arbitrage Fund,
                                 LTD

                               Torrey Pines Master Fund, LTD   Director

                               Torrey Pines Fund, LTD          Director

      NAME AND POSITION                                                POSITION WITH
   WITH INVESTMENT ADVISER     BUSINESS AND OTHER CONNECTIONS          OTHER COMPANY
-----------------------------  ------------------------------  -----------------------------
                               Nicholas-Applegate Southeast    Director
                                 Asia Fund

                               Nicholas-Applegate India Fund   Director

Nicholas-Applegate Holdings    Allianz Dresner Asset           General Partner
  LLC                            Management
Managing Member

Allianz Dresner Asset          Allianz of America, Inc.        Sole Shareholder
  Management of America, LLC
Limited Partner

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.

    Nomura Corporate Research and Asset Management Inc. ("Nomura") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nomura is Two World Financial Center, Building B, 25th Floor, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Levine                  Nomura Holding America Inc.    Executive Managing Director
President, CEO and Board
  Member

Lance Bernard Fraser                        --                             --
Managing Director, Chief
  Operating Officer

Joseph Redmond Schmuckler      Nomura Securities              Board Member, President,
Co-Chairman of the Board         International, Inc.            Chief Operating Officer

                               Nomura Holding America Inc.    Board Member, Chief Operating
                                                                Officer and Executive
                                                                Managing Director

David Mair Findlay             Nomura Holding America, Inc.   Chief Legal Officer, Board
Board Member, Chief Legal                                       Member, Executive Managing
  Officer                                                       Director, Secretary

                               Nomura Securities              Chief Legal Officer, Board
                                 International, Inc.            Member, Executive Managing
                                                                Director, Secretary

Hideyuki Takahashi             Nomura Securities              Board Member, Chief Executive
Co-Chairman of the Board         International, Inc.            Officer

                               Nomura Holding America Inc.    Board Member, President,
                                                                Chief Executive Officer

David Crall                                 --                             --
Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Stephen Kotsen                              --                             --
Vice President


PEREGRINE CAPITAL MANAGEMENT INC.


    Peregrine Capital Management Inc. ("Peregrine") is a sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal business address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402-2018. Peregrine is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jon Robert Campbell            Wells Fargo Minnesota, N.A.    Chairman, CEO, President
Director

                               Wells Fargo & Company          Regional President - Great
                                                                Lakes Region

                               Fairview Health Services       Director

                               Capital City Partnership       Director

                               The Minneapolis Orchestral     Director
                                 Association

                               Minnesota Business             Director
                                 Partnership

                               Mentoring Partnership of       Director
                                 Minnesota

                               The Minneapolis Foundation     Director

Jay Hendrickson Strohmaier
Senior Vice President,
  Portfolio Manager

James Patrick Ross
Senior Vice President, Senior
  Portfolio Advisor

Janelle Mae Walter
Assistant Vice President,
  Business Systems Consultant

Colin Michael Sharp
Senior Vice President,
  Director of Technology and
  Operations

Reid Kilberg
Senior Vice President, Client
  Service & Marketing

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jason R. Ballsrud
Vice President, Equity
  Analyst


PRUDENTIAL INVESTMENT MANAGEMENT, INC.



    Prudential Investment Management, Inc. ("Prudential") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of Prudential is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. Prudential is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                                                                          ROLE
Matthew J. Chanin              Asian Infrastructure           Director
Director and Senior Vice         Mezzanine Capital Fund
  President

                               PIC Holdings Limited           Director

                               PCG Finance Company I, LLC     President

                               PIM Warehouse, Inc.            Director

                               PIM Warehouse, Inc.            Vice President

                               Pruco Life Insurance Company   Asst. Vice President
                                 of New Jersey

                               Pruco Life Insurance Company   Asst. Vice President

                               PRICOA Capital Group Limited   Director

                               PRICOA General Partner         Director
                                 Limited

                               PRICOA Capital Management      Director
                                 Limited

                               Prudential Global              Director
                                 Funding, Inc.

                               Prudential Private Placement   Director
                                 Investors, Inc.

                               Prudential Property and        Asst. Financial Vice
                                 Casualty Insurance Co.         President

                               Prudential Equity              Director
                                 Investors, Inc.

                               Prudential Equity              President
                                 Investors, Inc.

                               The Prudential Insurance       Second VP
                                 Company of America

                               TRGOAG Company, Inc.           Chief Executive Officer

                               TRGOAG Company, Inc.           Director

                               TRGOAG Company, Inc.           President

                               Prudential Capital Group,      Senior Managing Director
                                 L.P.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                                                                          ROLE
Dennis M. Kass                 Jennison Associates LLC        Chairman
Director and Vice President

                               Jennison Associates LLC        CEO

                               Prudential Trust Company       Director

                               JP Morgan Fleming Asset        Former Vice Chairman and CFO
                                 Management

Philip N. Russo                Jennison Associates LLC        Director
Director

                               PIM Foreign                    Vice President Finance
                                 Investments, Inc.

                               PIM Warehouse, Inc.            Treasurer

                               PRICOA General Partner         Director
                                 Limited

                               American Skandia Investment    Executive Vice President
                                 Services, Inc.

                               American Skandia Investment    Chief Financial Officer
                                 Services, Inc.

                               American Skandia Investment    Director
                                 Services,

                               American Skandia Fund          Chief Financial Officer
                                 Services, Inc.

                               American Skandia Fund          Director
                                 Services, Inc.

                               American Skandia Advisory      Executive Vice President
                                 Services, Inc.

                               American Skandia Advisory      Chief Financial Officer
                                 Services, Inc.

                               American Skandia Advisory      Director
                                 Services, Inc.

                               PIM Investments, Inc.          Vice President

                               PIM Investments, Inc.          Director

                               PIFM Holdco, Inc.              Executive Vice President

                               PIFM Holdco, Inc.              Chief Financial Officer

                               PIFM Holdco, Inc.              Treasurer

                               Prudential Investments LLC     Executive Vice President

                               Prudential Investments LLC     Chief Financial Officer

                               Prudential Investments LLC     Treasurer

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                                                                          ROLE
                               Prudential Mutual Fund         Chief Financial Officer
                                 Services LLC

                               Prudential Mutual Fund         Chief Financial Officer
                                 Services LLC

John R. Strangfeld             Jennison Associates LLC        Director
Chairman and Director

                               Prudential Capital &           President
                                 Investment Services, LLC

                               Prudential Capital &           Director
                                 Investment Services, LLC

                               Prudential Securities Group    Chairman & CEO
                                 Inc.

                               Prudential Securities Group    Director
                                 Inc.

                               Prudential Equity              Director
                                 Group, Inc.

                               Prudential Equity              Chairman & CEO
                                 Group, Inc.

                               Prudential Financial, Inc.     Vice Chairman

                               Prudential Asset Management    Director
                                 Holding Company

                               Prudential Asset Management    President
                                 Holding Company

                               PIM Global Financial           Chairman
                                 Strategies, Inc.

                               PIM Global Financial           Director
                                 Strategies, Inc.

James J. Sullivan              Prumerica Asia Fund            Director
Director, Vice President and     Management (Singapore) Ltd.
  Managing Director

                               Prudential Trust Company       Chief Executive Officer

                               Prudential Trust Company       President

                               Prudential Trust Company       Director

                               Prudential Trust Company       Chairman

                               Prumerica Asia Fund            Director
                                 Management Limited

                               The Prudential Insurance       Signatory Second VP
                                 Company of America

                               The Prudential Asset           Director
                                 Management Company, Inc.

                               The Prudential Asset           President
                                 Management Company, Inc.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                                                                          ROLE
                               PIM Global Financial           Director
                                 Strategies, Inc.

                               PIM Global Financial           Co-President
                                 Strategies, Inc.

Bernard Winograd               745 Property Investments       Chief Executive Officer
Director, President and CEO

                               745 Property Investments       Trustee

                               Circle Housing Corporation     Director

                               Jennison Associates LLC        Director

                               PIC Holdings Limited           Director

                               PIC Holdings Limited           Chairman

                               PIM Foreign                    President
                                 Investments, Inc.

                               PIM Warehouse, Inc.            Director

                               PIM Warehouse, Inc.            Chairman

                               Prudential Investment          Executive Vice President
                                 Management Services LLC

                               Prudential Asset Management    Director
                                 Holding Company

                               Prudential Asset Management    Vice President
                                 Holding Company

                               The Prudential Insurance       Signatory Second VP
                                 Company of America

                               PIM Investments, Inc.          President

                               PIM Investments, Inc.          Director


RS INVESTMENT MANAGEMENT, L.P.

    RS Investment Management, L.P. ("RSIM") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of RSIM is 388 Market Street, Suite 200, San Francisco, California 94111. RSIM is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
George Randall Hecht           RS Investment Trust            President and Principal
Chief Executive Officer                                         Executive Officer

                               RS Investment Management Co.,  Chief Executive Officer and
                                 LLC                            Member

                               RS Investment Management,      Chief Executive Officer
                                 Inc.

                               RS Growth Group LLC            Member

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               RS Value Group LLC             Member

                               RS Real Estate Group LLC       Member

                               RS Bayview, Inc.               President

James L. Callinan              RS Investment Management Co.,  Member
Portfolio Manager                LLC

                               RS Investment                  Portfolio Manager
                                 Management, Inc.

                               RS Growth Group LLC            President, Portfolio Manager
                                                                and Member

Paul H. Stephens               RS Value Group LLC             Portfolio Manager and Member

Andrew P. Pilara               RS Investment Management Co.   Member
Portfolio Manager                LLC

                               RS Value Group LLC             President, Portfolio Manager
                                                                and Member

James P. Foster                RS Investment Management Co.   Member
                                 LLC

                               RS Real Estate Group           President and Member

SANFORD C. BERNSTEIN & CO., LLC

    Sanford C. Bernstein & Co., LLC ("Bernstein") is a sub-adviser for the Large Cap and Large Cap Value Funds. The principal address of Bernstein is 767 Fifth Avenue, New York, New York 10153-0185. Bernstein is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lewis Alan Sanders             Alliance Capital Management    Vice Chairman, CIO
Director                         Corporation ("ACMC")

Gerald M. Lieberman            ACMC                           Executive Officer
Chief Financial Officer &
  Director

John Donato Carifa             ACMC                           Director, President & COO
Director

Lisa Shalett                   Alliance Capital Management    Executive Officer
CEO, Chairman                    L.P.


SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED


    Security Capital Research & Management Incorporated ("Security Capital") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Security

Capital is 11 South LaSalle Street, Chicago, Illinois, 60603. Security Capital is a registered investment adviser under the Advisers Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                    OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Kevin W. Bedell                                        --                                     --
Senior Vice President

Anthony R. Manno, Jr.                                  --                                     --
President, Sole Director, and
  Managing Director

David E. Rosenbaum                                     --                                     --
Senior Vice President

Jeffrey C. Nellessen                                   --                                     --
Chief Financial Officer, Secretary,
  Treasurer, and Controller

Kenneth D. Statz                                       --                                     --
Managing Director

David T. Novick                                        --                                     --
General Counsel



SEI INVESTMENTS MANAGEMENT CORPORATION



    SEI Investments Management Corporation ("SIMC") is an investment adviser for each of the funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Alfred P. West, Jr.                   SEI Investments Company                Director, Chairman & CEO
  Chairman, CEO, Director

                                      SEI Investments                        Director, Chairman of the Board of
                                       Distribution Co.                       Directors

                                      SEI Ventures, Inc.                     Director, Chairman, President

                                      SEI Funds, Inc.                        CEO, Chairman of the Board of
                                                                              Directors

                                      SEI Global Investments Corp.           Director, CEO, Chairman of the Board

                                      SEI Investments Global (Cayman),       Chairman of the Board, CEO
                                       Limited

                                      SEI Capital AG                         Chairman of the Board, CEO

                                      SEI Global Capital                     Director, CEO, Chairman of the Board
                                       Investments, Inc.

                                      SEI Investments Management             Manager
                                       Corporation Delaware, L.L.C.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      LSV Asset Management                   Management Committee

                                      SEI Investments Fund Management        Chairman, CEO

                                      SEI Global Holdings (Cayman) Inc.      Chairman of the Board, CEO

                                      SEI Investments De Mexico              Director

                                      SEI Asset Korea                        Director

                                      SEI Venture Capital, Inc.              Director, Chairman of the Board, CEO

                                      SEI Insurance Group, Inc.              Director

                                      SEI Investments Global Funds           Chairman, CEO
                                       Services

                                      SEI Investments Management             Director, Chairman, CEO
                                       Corporation II

                                      SEI Inc. (Canada)                      Director

Edward D. Loughlin                    SEI Investments Company                Executive Vice President,
Director, Executive Vice President                                            President--Asset Management
                                                                              Division

                                      SEI Investments Distribution Co.       Director, Executive Vice President

                                      SEI Trust Company                      Director

                                      SEI Funds, Inc.                        Executive Vice President

                                      SEI Advanced Capital                   Director, President
                                       Management, Inc.

                                      SEI Capital Limited (Canada)           Director

                                      SEI Investments Global Funds           Executive Vice President
                                       Services

                                      SEI Investments (France)               Board of Directors

                                      SEI Investments Management             Director, Executive Vice President
                                       Corporation II

                                      SEI Investments Fund Management        Executive Vice President

                                      SEI Investments Canada Company         Director

Dennis J. McGonigle                   SEI Investments Company                Executive Vice President, CFO
Executive Vice President

                                      SEI Investments                        Executive Vice President
                                       Distribution Co.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Trust Company                      Director

                                      SEI Investments, Inc.                  Director, President

                                      SEI Ventures, Inc.                     Director, Executive Vice President

                                      SEI Investments Developments, Inc.     Director, President

                                      SEI Investments Fund Management        Executive Vice President

                                      SEI Investments Global Funds           Executive Vice President
                                       Services

                                      SEI Insurance Group, Inc.              Director

                                      SEI Realty Capital Corporation         Director, President

                                      SEI Investments Management             Executive Vice President
                                       Corporation II

                                      SEI Funds, Inc.                        Director, President

                                      SEI Global Capital Investments, Inc.   Director, President

                                      SEI Primus Holding Corp.               Director, President

                                      SEI Venture Capital, Inc.              Director

                                      SEI Private Trust Company              Director

                                      SEI Investments Management             Manager, President
                                       Corporation, L.L.C.

Carl A. Guarino                       SEI Investments Company                Executive Vice President
Director, Executive Vice President

                                      SEI Investments Distribution Company   Director, Executive Vice President

                                      SEI Global Investments Corp.           Senior Vice President

                                      SEI Global Holdings (Cayman) Inc.      Director

                                      SEI Investments De Mexico              Director

                                      SEI Asset Korea                        Director

                                      SEI Investments (Europe) Ltd.          Director

                                      SEI Investments (South Africa)         Director
                                       Limited

                                      SEI Investments (France)               Board of Directors

                                      SEI Venture Capital, Inc.              Executive Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments--Unit Trust            Director
                                       Management (UK) Limited

                                      LSV Asset Management                   Management Committee

                                      SEI Investments Management             Director, Executive Vice President
                                       Corporation II

                                      SEI Investments Management             Manager, President
                                       Corporation Delaware, L.L.C.

                                      SEI Investments Global, Limited        Director

Robert S. Ludwig                      SEI Funds, Inc.                        Vice President
  Senior Vice President, CIO

                                      SEI Investments Fund Management        Vice President, Team Leader

                                      SEI Investments Global Funds           Vice President, Team Leader
                                       Services

                                      SEI Investments Management             Senior Vice President, CIO
                                       Corporation II

Jack May                              SEI Investments                        Senior Vice President
Senior Vice President                  Distribution Co.

                                      SEI Investments Management             Senior Vice President
                                       Corporation II

James V. Morris                       SEI Investments Management             Senior Vice President
Senior Vice President                  Corporation II

Steve Onofrio                         SEI Investments Management             Senior Vice President
Senior Vice President                  Corporation II

Kevin P. Robins                       SEI Investments Company                Senior Vice President
Senior Vice President

                                      SEI Investments                        Senior Vice President
                                       Distribution Co.

                                      SEI Investments Global (Cayman),       Director
                                       Limited

                                      SEI Trust Company                      Director

                                      SEI Insurance Group, Inc.              Director, President

                                      SEI Global Holdings (Cayman) Inc.      Director

                                      SEI Venture Capital, Inc.              Vice President

                                      SEI Private Trust Company              Director, Senior Vice President

                                      SEI Family Office Services, LLC        Director, Vice President

                                      SEI Giving Fund                        Director, President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Management             Senior Vice President
                                       Corporation II

                                      LSV Asset Management                   Management Committee

Kenneth Zimmer                        SEI Investments Company                Senior Vice President
Senior Vice President

                                      SEI Investments Management             Senior Vice President
                                       Corporation II

Timothy D. Barto                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Jay Brown                             SEI Investments Management             Vice President
Vice President                         Corporation II

Todd Cipperman                        SEI Investments Company                Senior Vice President, General
General Counsel, Senior Vice                                                  Counsel, Assistant Secretary
  President, Secretary

                                      SEI Investments                        General Counsel, Senior Vice
                                       Distribution Co.                       President

                                      SEI Inc. (Canada)                      Senior Vice President, General
                                                                              Counsel & Secretary

                                      SEI Trust Company                      General Counsel, Senior Vice
                                                                              President, Assistant Secretary

                                      SEI Investments, Inc.                  General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Ventures, Inc.                     General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Investments Developments, Inc.     General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Funds, Inc.                        General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Insurance Group                    Director, Senior Vice President,
                                                                              General Counsel

                                      SEI Investments Global Funds           Senior Vice President, General
                                       Services                               Counsel, Secretary

                                      SEI Family Office Services, LLC        Vice President, General Counsel,
                                                                              Secretary

                                      SEI Global Investments Corp.           General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Advanced Capital                   General Counsel, Senior Vice
                                       Management, Inc.                       President, Director, Secretary

                                      SEI Investments Global (Cayman),       Director, General Counsel, Secretary
                                       Limited

                                      SEI Investments Global Management      General Counsel, Director, Assistant
                                       (Cayman) Inc.                          Secretary

                                      SEI Global Capital                     General Counsel, Senior Vice
                                       Investments, Inc.                      President, Secretary

                                      SEI Investments Global, Limited        Director

                                      SEI Primus Holding Corp.               General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Investments Fund Management        General Counsel, Senior Vice
                                                                              President, Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Global Holdings (Cayman) Inc.      Director, General Counsel, Secretary

                                      SEI Investments (Europe) Ltd.          Director

                                      SEI Investments Canada Company         Senior Vice President, General
                                                                              Counsel

                                      SEI Investments (South Africa)         Director
                                       Limited

                                      SEI Venture Capital, Inc.              Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Investments-Unit Trust             Director
                                       Management (UK) Limited

                                      SEI Investments Management             Senior Vice President, General
                                       Corporation II                         Counsel, Secretary

                                      SEI Investments Management             Senior Vice President, General
                                       Corporation Delaware, L.L.C.           Counsel, Secretary

                                      SEI Investments Global (Bermuda)       Director, President
                                       Ltd.

Robert Crudup                         SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Investments Company                Senior Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Richard A. Deak                       SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital Management,       Vice President, Assistant Secretary
                                       Inc.

                                      SEI Global Capital Investments, Inc.   Vice President, Assistant Secretary

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Managing Director
                                       Services

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

Melissa Doran Rayer                   SEI Investments Management             Vice President
Vice President                         Corporation II

Michael Farrell                       SEI Investments Management             Vice President
Vice President                         Corporation II

                                      SEI Investments Distribution Co.       Vice President

Vic Galef                             SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Lydia A. Gavalis                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Management             Vice President
                                       Corporation Delaware, L.L.C.

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Greg Gettinger                        SEI Investments Company                Vice President
Vice President

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President

                                      SEI Investments, Inc.                  Vice President

                                      SEI Ventures, Inc.                     Vice President

                                      SEI Investments Developments, Inc.     Vice President

                                      SEI Realty Capital Corporation         Vice President, Secretary

                                      SEI Funds, Inc.                        Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Global Investments Corp.           Vice President

                                      SEI Advanced Capital                   Vice President
                                       Management, Inc.

                                      SEI Global Capital                     Vice President
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Venture Capital, Inc.              Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

                                      SEI Investments Management             Vice President
                                       Corporation Delaware, L.L.C.

Kathy Heilig                          SEI Inc. (Canada)                      Vice President, Treasurer
Vice President, Treasurer

                                      SEI Investments Company                Vice President, Treasurer, Chief
                                                                              Accounting Officer, Controller

                                      SEI Investments Distribution Company   Vice President

                                      SEI Ventures, Inc.                     Vice President, Treasurer

                                      SEI Insurance Group, Inc.              Vice President, Treasurer

                                      SEI Realty Capital Corporation         Vice President, Treasurer

                                      SEI Global Investments Corp.           Director, Vice President, Treasurer

                                      SEI Advanced Capital                   Director, Vice President, Treasurer
                                       Management, Inc.

                                      SEI Investments Global (Cayman),       Vice President, Treasurer
                                       Limited

                                      SEI Primus Holding Corp.               Director, Vice President, Treasurer

                                      SEI Global Capital Investments, Inc.   Director, Vice President, Treasurer

                                      SEI Investments Global Funds           Vice President, Treasurer
                                       Services

                                      SEI Investments Fund Management        Vice President, Treasurer

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Global Holdings (Cayman) Inc.      Vice President, Treasurer, Assistant
                                                                              Secretary

                                      SEI Venture Capital, Inc.              Director, Vice President, Treasurer

                                      SEI Funds, Inc.                        Director, Vice President, Treasurer

                                      SEI Family Office Services, LLC        Vice President, Treasurer

                                      SEI Investments Management             Vice President, Treasurer
                                       Corporation II

                                      SEI Investments Management             Manager, Vice President, Treasurer
                                       Corporation Delaware, L.L.C.

                                      SEI Investments, Inc.                  Director, Vice President, Treasurer

                                      SEI Investments Developments, Inc.     Director, Vice President, Treasurer

John Krzeminski                       SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Venture Capital, Inc.              Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Family Office Services, LLC        Director, Vice President

                                      SEI Investments Fund Management        Vice President

                                      SEI Investments Management             Vice President, Managing Director
                                       Corporation II

Christine M. McCullough               SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Investments Management             Vice President
                                       Corporation Delaware, L.L.C.

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Private Trust Company              General Counsel

Carolyn McLaurin                      SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Roger Messina                         SEI Investments Management             Vice President
Vice President                         Corporation II

Kathryn L. Stanton                    SEI Investments                        Vice President
Vice President                         Distribution Co.

                                      SEI Giving Fund                        Vice President, Treasurer

                                      SEI Investments Management             Vice President
                                       Corporation II

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Raymond B. Webster                    SEI Investments Management             Vice President
Vice President                         Corporation II

Susan R. West                         SEI Investments Management             Vice President, Managing Director
Vice President, Managing Director      Corporation II

Lori L. White                         SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments                        Vice President, Assistant Secretary
                                       Distribution Co.

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Mark S. Wilson                        SEI Investments Management             Vice President
Vice President                         Corporation II

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
John D. Anderson                      SEI Investments Management             Vice President
Vice President                         Corporation II

Scott W. Dellorfano                   SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Scott C. Fanatico                     SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Steven A. Gardner                     SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Investments Management             Vice President, Managing Director
                                       Corporation II

Bridget Jensen                        SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Alan H. Lauder                        SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Global Investments Corp.           Vice President

                                      SEI Investments (South Africa)         Director
                                       Limited

                                      SEI Investments Management             Vice President
                                       Corporation II

Paul Lonergan                         SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Ellen Marquis                         SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Investments Global (Cayman),       Vice President
                                       Limited

                                      SEI Investments Management             Vice President
                                       Corporation II

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Sherry Kajdan Vetterlein              SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Giving Fund                        Vice President, Assistant Secretary

                                      SEI Global Capital Investments, Inc.   Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Investments Global (Bermuda)       Vice President
                                       Ltd.

William E. Zitelli, Jr.               SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Global Capital Investments, Inc.   Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Investments Global (Bermuda)       Vice President, Assistant Secretary
                                       Ltd.

John C. Munch                         SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

Wayne M. Withrow                      SEI Investments Company                Executive Vice President
Senior Vice President

                                      SEI Investments Distribution Co.       Senior Vice President

                                      SEI Investments Global Funds           Executive Vice President
                                       Services

                                      SEI Investments Fund Management        Executive Vice President

                                      SEI Investments Management             Senior Vice President
                                       Corporation II

Joanne Nelson                         SEI Investments Distribution Co.       Vice President
Vice President

Rudolf F. Schmidt                     SEI Investments (South Africa)         Director
Vice President                         Limited

David Campbell                                         --                                     --
Senior Vice President

Al Chiaradonna                                         --                                     --
Senior Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Lori Heinel                                            --                                     --
Senior Vice President

Brandon Sharrett                                       --                                     --
Senior Vice President

Teresa Araco                                           --                                     --
Vice President

Kevin Barr                                             --                                     --
Vice President

Corinne Coyle                                          --                                     --
Vice President

Ross Ellis                                             --                                     --
Vice President

Philip McCabe                                          --                                     --
Vice President

Steven Meyer                          SEI Investments Trustee & Custodial    Director
Vice President                         Services (Ireland) Limited

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Investments Global (Bermuda)       Director, Vice President
                                       Ltd.

Rosanne Miller                        SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary


SHENKMAN CAPITAL MANAGEMENT, INC.

    Shenkman Capital Management, Inc. ("Shenkman") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Shenkman is 461 Fifth Avenue, New York, New York 10017-6283. Shenkman is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Mark Ronald Shenkman                        --                             --
President, Director

Albert Fuss                    International Asset            Chairman
Director                         Management, Ltd.

Victor M. Rosenzweig           Olshan, Grundman, Frome &      Partner
Director                         Rosenzweig, L.L.P. (law
                                 firm)

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Frank X. Whitley                            --                             --
Executive Vice President

Mark J. Flanagan                            --                             --
Senior Vice President

Richard H. Weinstein                        --                             --
Senior Vice President &
  General Counsel

Robert Stricker                Citigroup Asset Management     Managing Director, U.S. Fixed
Senior Vice President                                           Income


TRANSAMERICA INVESTMENT MANAGEMENT, LLC

    Transamerica Investment Management, LLC ("TIM") is a sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal business address of TIM is 1150 S. Olive St., 27th Floor, Los Angeles, California 90015. TIM is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Gary U. Rolle                               --                             --
President, Manager, Chief
  Investment Officer

Jeffrey S. Van Harte                        --                             --
Senior Vice President,
  Manager, Head of Equities

Heidi Y. Hu                                 --                             --
Senior Vice President,
  Director of Fixed Income

John R. Kenney                 Great Companies, LLC           Chairman, Director, Co-Chief
Manager                                                         Executive Officer

Brian C. Scott                 AEGON/Transamerica Fund        Director, President, Chief
Manager                          Advisers, Inc.                 Executive Officer

Ann Marie Swanson                           --                             --
Vice President, Chief
  Compliance Officer,
  Secretary

John C. Riazzi                              --                             --
Manager, Chief Executive
  Officer

Larry N. Norman                AEGON, USA                     Executive Vice President,
  Manager                                                       Chief Operating Officer

WELLINGTON MANAGEMENT COMPANY, LLP


    Wellington Management Company, LLP ("Wellington Management") is a sub-adviser to the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Wellington

Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Adviser Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Kenneth Lee Abrams                          --                             --
Partner

Nicholas Charles Adams         Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Rand Lawrence Alexander                     --                             --
Partner

Deborah Louise Allinson        Wellington Trust Company, NA   Vice President
Partner

Steven C. Angeli                            --                             --
Partner

James Halsey Averill                        --                             --
Partner

John F. Averill                Wellington Hedge               Sr. Vice President
Partner                          Management, Inc.

                               Wellington Global Holdings,    Sr. Vice President
                                 Ltd.

Karl E. Bandtel                Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Global Holdings,    Sr. Vice President
                                 Ltd.

                               Wellington Hedge               Sr. Vice President
                                 Management, Inc.

Mark James Beckwith                         --                             --
Partner

James A. Bevilacqua            Wellington Hedge               Sr. Vice President
Partner                          Management, Inc.

                               Wellington Global Holdings,    Sr. Vice President
                                 Ltd.

                               Wellington Global              Sr. Vice President
                                 Administrator, Ltd.

Kevin J. Blake                 Wellington Global              Director
Partner                          Administrator, Ltd.

                               Wellington Global Holdings,    Director
                                 Ltd.

                               Wellington Luxembourg S.C.A.   Supervisory Board

                               Wellington Management Global   Director
                                 Holdings, Ltd.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
William Nicholas Booth                      --                             --
Partner

Michael J. Boudens             Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Hedge               Sr. Vice President
                                 Management, Inc.

Paul Braverman                 Wellington Global              Chairman, Director &
Partner                          Administrator, Ltd.            Treasurer

                               Wellington Global Holdings,    Chairman, Director &
                                 Ltd.                           Treasurer

                               Wellington Hedge               Treasurer
                                 Management, Inc.

                               Wellington International       Director
                                 Management Company Pte Ltd.

                               Wellington Management Global   Chairman, Director &
                                 Holdings, Ltd.                 Treasurer

                               Wellington Management          Director & Finance Officer
                                 International, Ltd.

                               Wellington Luxembourg S.C.A.   Supervisory Board

                               Wellington Trust Company, NA   Vice President and Treasurer/
                                                                Cashier

Robert A. Bruno                             --                             --
Partner

Michael T. Carmen                           --                             --
Partner

Maryann Evelyn Carroll                      --                             --
Partner

William R.H. Clark             Wellington International       Managing Director
Partner                          Management Company Pte Ltd.

John D. Costa                               --                             --
Partner

Pamela Dippel                  Wellington Trust Company, NA   Director & Vice President
Partner

Scott M. Elliott                            --                             --
Partner

Robert Lloyd Evans                          --                             --
Partner

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
David R. Fassnacht                          --                             --
Partner

Lisa de la Fuente Finkel       Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Hedge               Sr. Vice President
                                 Management, Inc.

Mark T. Flaherty               Wellington Trust Company, NA   Vice President
Partner

Charles Townsend Freeman                    --                             --
Partner

Laurie Allen Gabriel           Wellington Global              Sr. Vice President
Managing Partner                 Administrator, Ltd.

                               Wellington Hedge               Sr. Vice President & Director
                                 Management, Inc.

                               Wellington Trust Company, NA   Vice President

Ann C. Gallo                                --                             --
Partner

Nicholas Peter Greville        Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington International       Director
                                 Management Company Pte Ltd.

                               Wellington Management          Director
                                 International Ltd

Paul J. Hamel                  Wellington Trust Company, NA   Vice President
Partner

William J. Hannigan            Wellington Global              Vice President
Partner                          Administrator, Ltd.

                               Wellington Hedge Management,   Sr. Vice President
                                 Inc.

Lucius Tuttle Hill, III                     --                             --
Partner

James P. Hoffman                            --                             --
Partner

Jean M. Hynes                  Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Paul David Kaplan                           --                             --
Partner

Lorraine A. Keady              Wellington Hedge               Sr. Vice President
Partner                          Management, Inc.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Wellington Global              Deputy Chairman & Director
                                 Administrator, Ltd.

                               Wellington Global Holdings,    Deputy Chairman & Director
                                 Ltd.

                               Wellington Luxembourg S.C.A.   Supervisory Board

                               Wellington Management          Director
                                 International Ltd

                               Wellington International       Director
                                 Management Company Pte Ltd

                               Wellington Trust Company, NA   Vice President, Trust Officer

John Charles Keogh             Wellington Trust Company, NA   Vice President
Partner

George Cabot Lodge, Jr.        Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Hedge               Sr. Vice President
                                 Management, Inc.

                               Wellington Trust Company, NA   Vice President

Nancy Therese Lukitsh          Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Hedge               Sr. Vice President
                                 Management, Inc.

                               Wellington Trust Company, NA   Vice President & Director

Mark Thomas Lynch              Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Mark D. Mandel                 Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Christine Smith Manfredi       Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Global Holdings,    Sr. Vice President
                                 Ltd.

                               Wellington Hedge               Sr. Vice President
                                 Management, Inc.

                               Wellington Trust Company, NA   Vice President

Earl Edward McEvoy                          --                             --
Partner

Duncan Mathieu McFarland       Wellington Hedge               Chairman & Director
Managing Partner                 Management, Inc.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Wellington International       Director
                                 Management Company Pte Ltd.

                               Wellington Management          Director
                                 International Ltd.

                               Wellington Trust Company, NA   Vice President & Director

Paul Mulford Mecray III                     --                             --
Partner

Matthew Edward Megargel                     --                             --
Partner

James Nelson Mordy                          --                             --
Partner

Diane Carol Nordin             Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Hedge               Sr. Vice President
                                 Management, Inc.

                               Wellington Trust Company, NA   Vice President & Director

                               Wellington Management          Director
                                 International Ltd.

                               Wellington International       Director
                                 Management Company Pte Ltd

Stephen T. O'Brien                          --                             --
Partner

Andrew S. Offit                             --                             --
Partner

Edward Paul Owens              Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Saul Joseph Pannell            Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Thomas Louis Pappas                         --                             --
Partner

Jonathan Martin Payson         Wellington Trust Company, NA   President, Chairman of the
Partner                                                         Board, Director

Philip H. Perelmuter                        --                             --
Partner

Robert Douglas Rands           Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

James Albert Rullo                          --                             --
Partner

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
John Robert Ryan               Wellington Hedge               Director
Managing Partner                 Management, Inc.

Joseph Harold Schwartz                      --                             --
Partner

James H. Shakin                             --                             --
Partner

Theodore Shasta                Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Andrew J. Shilling                          --                             --
Partner

Binkley Calhoun Shorts                      --                             --
Partner

Scott E. Simpson               Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Trond Skramstad                             --                             --
Partner

Stephen Albert Soderberg                    --                             --
Partner

Eric Stromquist                Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Brendan James Swords           Wellington Global              President
Partner                          Administrator, Ltd.

                               Wellington Global Holdings,    President
                                 Ltd.

                               Wellington Hedge               President
                                 Management, Inc.

                               Wellington Management Global   President
                                 Holdings, Ltd.

Harriett Tee Taggart                        --                             --
Partner

Frank L. Teixeira                           --                             --
Partner

Perry Marques Traquina         Wellington Trust Company, NA   Vice President & Director
Partner

                               Wellington Management          Director and Chairman of the
                                 International Ltd              Board

                               Wellington International       Director and Chairman of the
                                 Management Company Pte Ltd     Board

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Gene Roger Tremblay                         --                             --
Partner

Nilesh P. Undavia              Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Clare Villari                               --                             --
Partner

Kim Williams                                --                             --
Partner

Itsuki Yamashita               Wellington International       Sr. Managing Director
Partner                          Management Company Pte Ltd.

WESTERN ASSET MANAGEMENT COMPANY

    Western Asset Management Company ("Western") is a sub-adviser for the Core Fixed Income Fund. The principal business address of Western is 117 East Colorado Boulevard, Pasadena, California 91105. Western is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
James W. Hirschmann            Pacific American Income        President
President and Chief Executive    Shares
  Officer

                               Western Asset Funds            President

                               Western Asset Premier Bond     President
                                 Fund

                               Western Asset Management       Director
                                 Company Limited

Timothy C. Scheve              Legg Mason, Inc.               Senior Executive Vice
Non Employee Director                                           President

Edward A. Taber                Legg Mason, Inc.               Senior Executive Vice
Non Employee Director                                           President

Bruce D. Alberts                            --                             --
Chief Financial Officer

Ilene S. Harker                Pacific American Income        Vice President
Secretary and Director of        Shares
  Compliance Controls

                               Western Asset Funds            Vice President

                               Western Asset Premier Bond     Vice President
                                 Fund

Gavin L. James                 Western Asset Funds            Vice President
Director of Global Client
  Services

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
S. Kenneth Leech               Western Asset Premier Bond     Vice President
Chief Investment Officer         Fund

                               Pacific American Income        Vice President
                                 Shares

                               Western Asset Funds            Vice President

Stephen A. Walsh               Western Asset Funds            Vice President
Deputy Chief Investment
  Officer

ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                              July 15, 1982
SEI Liquid Asset Trust                              November 29, 1982
SEI Tax Exempt Trust                                December 3, 1982
SEI Index Funds                                     July 10, 1985
SEI Institutional Managed Trust                     January 22, 1987
SEI Institutional International Trust               August 30, 1988
The Advisors' Inner Circle Fund                     November 14, 1991
STI Classic Funds                                   May 29, 1992
The Arbor Fund                                      January 28, 1993
Bishop Street Funds                                 January 27, 1995
STI Classic Variable Trust                          August 18, 1995
SEI Asset Allocation Trust                          April 1, 1996
SEI Insurance Products Trust                        June 14, 1996
HighMark Funds                                      February 15, 1997
Armada Funds                                        March 8, 1997
Expedition Funds                                    June 9, 1997
Oak Associates Funds                                February 27, 1998
The Nevis Fund, Inc.                                June 29, 1998
CNI Charter Funds                                   April 1, 1999
The Armada Advantage Fund                           May 1, 1999
Amerindo Funds Inc.                                 July 13, 1999
iShares Inc.                                        January 28, 2000
iShares Trust                                       April 25, 2000
Pitcairn Funds                                      August 1, 2000
First Focus Funds, Inc.                             October 1, 2000
JohnsonFamily Funds, Inc.                           November 1, 2000
The MDL Funds                                       January 24, 2001
Causeway Capital Management Trust                   September 20, 2001

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                    POSITION AND OFFICE              POSITIONS AND OFFICES
          NAME                        WITH UNDERWRITER                  WITH REGISTRANT
------------------------  ----------------------------------------  ------------------------
Alfred P. West, Jr.       Director, Chairman of the Board of                   --
                            Directors
Carmen V. Romeo           Director                                             --
Mark J. Held              President & Chief Operating Officer                  --
Richard B. Lieb           Director, Executive Vice President                   --
Dennis J. McGonigle       Executive Vice President                             --
Robert M. Silvestri       Chief Financial Officer & Treasurer                  --
Carl A. Guarino           Senior Vice President                                --
Jack May                  Senior Vice President                                --
Kevin P. Robins           Senior Vice President                                --
Wayne M. Withrow          Senior Vice President                                --
Patrick K. Walsh          Senior Vice President                                --
John D. Anderson          Vice President & Managing Director                   --
Timothy D. Barto          Vice President & Assistant Secretary      Vice President &
                                                                      Secretary
Todd Cipperman            Senior Vice President & General Counsel   Vice President &
                                                                      Assistant Secretary
Robert Crudup             Vice President & Managing Director                   --
Richard A. Deak           Vice President & Assistant Secretary                 --
Scott W. Dellorfano       Vice President & Managing Director                   --
Barbara Doyne             Vice President                                       --
Jeff Drennen              Vice President                                       --
Scott C. Fanatico         Vice President & Managing Director                   --
Vic Galef                 Vice President & Managing Director                   --
Steven A. Gardner         Vice President & Managing Director                   --
Lydia A. Gavalis          Vice President & Assistant Secretary                 --
Greg Gettinger            Vice President & Assistant Secretary                 --
Sherry K. Vetterlein      Vice President & Assistant Secretary      Vice President &
                                                                      Assistant Secretary
Kathy Heilig              Vice President                                       --
Jeff Jacobs               Vice President                                       --
Bridget Jensen            Vice President
Samuel King               Vice President                                       --
John Kirk                 Vice President & Managing Director                   --
Kim Kirk                  Vice President & Managing Director                   --
John Krzeminski           Vice President & Managing Director                   --
Karen LaTourette          Secretary
Alan H. Lauder            Vice President                                       --
Paul Lonergan             Vice President & Managing Director                   --
Ellen Marquis             Vice President                                       --
Robert Aller              Vice President                                       --
Mark Nagle                Vice President                                       --
Carolyn McLaurin          Vice President & Managing Director                   --
Christine M. McCullough   Vice President & Assistant Secretary      Vice President and
                                                                      Assistant Secretary

                                    POSITION AND OFFICE              POSITIONS AND OFFICES
          NAME                        WITH UNDERWRITER                  WITH REGISTRANT
------------------------  ----------------------------------------  ------------------------
Joanne Nelson             Vice President                                       --
Rob Redican               Vice President                                       --
Maria Rinehart            Vice President                                       --
Steve Smith               Vice President                                       --
Daniel Spaventa           Vice President                                       --
Kathryn L. Stanton        Vice President                                       --
Lori L. White             Vice President & Assistant Secretary                 --
William E. Zitelli, Jr.   Vice President & Assistant Secretary      Vice President and
                                                                      Assistant Secretary

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

           First Union National Bank
           Broad and Chestnut Streets
           P.O. Box 7618
           Philadelphia, PA 19101

           State Street Bank and Trust Company
           225 Franklin Street
           Boston, MA 02110

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Fund Management
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5),(6),(9) and 10 and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Money Managers:

           Alliance Capital Management L.P.
           1345 Avenue of the Americas
           New York, New York 10105


           Analytic Investors
           700 South Flower, Suite 2400
           Los Angeles, California 90017



           Aronson+Johnson+Oritz, LP
           230 South Broad Street
           Twentieth Floor
           Philadelphia, Pennsylvania 19102


           Artisan Partners Limited Partnership
           1000 N. Water Street, Suite 1770
           Milwaukee, Wisconsin 53202

           Barclays Global Fund Advisors
           45 Fremont Street
           San Francisco, California 94105



           BlackRock Advisors, Inc.
           100 Bellevue Parkway
           Wilmington, Delaware 19809


           The Boston Company Asset Management
           One Boston Place
           Boston, Massachusetts 02108


           Capital Guardian Trust Company
           333 South Hope Street,
           55th Floor
           Los Angeles, California 90071


           David J. Greene & Company, LLC
           599 Lexington Avenue
           New York, New York 10022


           Delaware Management Business Trust
           One Commerce Square
           2005 Market Street
           Philadelphia, Pennsylvania 19103


           Emerging Markets Management, L.L.C.
           1001 Nineteenth Street North
           17th Floor
           Arlington, Virginia 22209-1722


           Enhanced Investment Technologies, LLC
           2401 P.G.A. Boulevard
           Suite 100
           Palm Beach Gardens, Florida 33410


           Fischer Francis Trees & Watts, Inc.
           200 Park Avenue, 46th Floor
           New York, New York 10166


           Fisher Investments, Inc.
           13100 Skyline Blvd.
           Woodside, California 94062



           Franklin Portfolio Associates, LLC
           Two International Place
           22nd Floor
           Boston, Massachusetts 02110



           Goldman Sachs Asset Management, L.P.
           32 Old Slip
           New York, New York 10005



           Lee Munder Investments, Ltd.
           200 Clarendon Street, 28th Floor
           Boston, Massachusetts 02116


           Lloyd George Investment Management (Bermuda) Limited
           3808 One Exchange Square
           Central, Hong Kong

           LSV Asset Management
           181 W. Madison Street
           Chicago, Illinois 60606


           Martingale Asset Management, L.P.
           222 Berkeley Street
           Boston, Massachusetts 02116

           Mazama Capital Management, Inc.
           One Southwest Columbia Street
           Suite 1500
           Portland, Oregon 97258

           McKinley Capital Management Inc.
           3301 C Street
           Suite 500
           Anchorage, Alaska 99503

           Metropolitan West Asset Management Inc.
           11766 Wilshire Boulevard, Suite 1580
           Los Angeles, California 90025

           Montag & Caldwell, Inc.
           3455 Peachtree Rd. NE Ste 1200
           Atlanta, Georgia 30326-3248

           Morgan Stanley Investment Management Inc.
           1221 Avenue of the Americas
           New York, New York 10020

           Nicholas-Applegate Capital Management
           600 West Broadway, Suite 2900
           San Diego, California 92101


           Nomura Corporate Research and Asset Management Inc.
           2 World Financial Center
           Building B
           New York, New York 10281-1198


           Peregrine Capital Management Inc.
           800 LaSalle Avenue, Suite 1850
           Minneapolis, Minnesota 55402


           Prudential Investment Management, Inc.
           Gateway Center 2
           McCarter Highway & Market Street
           Newark, New Jersey 07102


           RS Investments
           388 Market Street
           Suite 200
           San Francisco, California 94111

           Sanford C. Bernstein & Co., LLC
           767 Fifth Avenue
           New York, New York 10153

           Security Capital Research &
           Management Incorporated
           11 South LaSalle Street, 2nd Floor
           Chicago, Illinois 60603


           SEI Investments Management Corporation
           One Freedom Valley Drive
           Oaks, Pennsylvania 19456


           Shenkman Capital Management, Inc.
           461 Fifth Avenue
           New York, New York 10017


           Transamerica Investment Management, LLC
           1150 S. Olive Street, 27th Floor
           Los Angeles, California 90015

           Wellington Management Company, LLP
           75 State Street
           Boston, Massachusetts 02109

           Western Asset Management Company
           117 East Colorado Boulevard, 6th Floor
           Pasadena, California 91105

ITEM 29.  MANAGEMENT SERVICES:

    None.

ITEM 30.  UNDERTAKINGS:

    None.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of SEI Institutional Investments Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, Officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement persuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 12 to Registration Statement No. 33-58041 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of July, 2003.


                                SEI INSTITUTIONAL INVESTMENTS TRUST

                                By:            /s/ EDWARD D. LOUGHLIN
                                     -----------------------------------------
                                                 Edward D. Loughlin
                                        PRESIDENT & CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


              *
------------------------------  Trustee                        July 29, 2003
      Rosemarie B. Greco

              *
------------------------------  Trustee                        July 29, 2003
       William M. Doran

              *
------------------------------  Trustee                        July 29, 2003
       F. Wendell Gooch

              *
------------------------------  Trustee                        July 29, 2003
   George J. Sullivan, Jr.

              *
------------------------------  Trustee                        July 29, 2003
       James M. Storey

              *
------------------------------  Trustee                        July 29, 2003
       Robert A. Nesher

    /s/ EDWARD D. LOUGHLIN
------------------------------  President & Chief              July 29, 2003
      Edward D. Loughlin          Executive Officer

      /s/ JAMES R. FOGGO
------------------------------  Controller & Chief             July 29, 2003
        James R. Foggo            Financial Officer



 *By:  /s/ EDWARD D. LOUGHLIN
      -------------------------
         Edward D. Loughlin
          ATTORNEY-IN-FACT

                                 EXHIBIT INDEX


           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(a)        Registrant's Declaration of Trust is incorporated herein by reference to Exhibit (1) of Registrant's Registration
                               Statement on Form N-1A (File No. 33-58041), filed with the
                               Securities and Exchange Commission ("SEC") on March 10,
                               1995.
           EX-99.B(b)        Amended By-Laws, dated February 20, 2001, are herein
                               incorporated by reference to Exhibit (b)(3) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.
           EX-99.B(c)        Not Applicable.
           EX-99.B(d)(1)     Investment Advisory Agreement between the Trust and SEI
                               Investments Management Corporation ("SIMC") (formerly "SEI
                               Financial Management Corporation") as previously filed
                               with Registrant's Pre-Effective Amendment No. 2 on Form
                               N-1A (File No. 33-58041), filed with the SEC on June 7,
                               1996 is herein incorporated by reference to
                               Exhibit (5)(a) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.
           EX-99.B(d)(2)     Investment Sub-Advisory Agreement between SIMC and BlackRock
                               Investment Management, Inc. with respect to the Core Fixed
                               Income Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(g) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.
           EX-99.B(d)(3)     Investment Sub-Advisory Agreement between SIMC and LSV Asset
                               Management with respect to the Trust's Large Cap and Small
                               Cap Funds as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(k) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.
           EX-99.B(d)(4)     Investment Sub-Advisory Agreement between SIMC and Western
                               Asset Management Company with respect to the Core Fixed
                               Income Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(u) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.
           EX-99.B(d)(5)     Schedule B dated January 1, 1997 to the Trust's Sub-Advisory
                               Agreement dated June 14, 1996 between SIMC and LSV Asset
                               Management with respect to the Large Cap and Small Cap
                               Value Funds is incorporated by reference to
                               Exhibit (5)(ee) of Registrant's Registration Statement on
                               Form N-1A (File No. 33-58041), filed with the SEC on
                               September 29, 1997.
           EX-99.B(d)(6)     Investment Sub-Advisory Agreement between SIMC and RS
                               Investments with respect to the Small Cap Fund is herein
                               incorporated by reference to Exhibit (5)(hh) of
                               Post-Effective Amendment No. 3 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041),
                               filed with the SEC on September 25, 1998.
           EX-99.B(d)(7)     Investment Sub-Advisory Agreement between SIMC and Capital
                               Guardian Trust Company with respect to the International
                               Equity Fund is herein incorporated by reference to
                               Exhibit (5)(ii) of Post-Effective Amendment No. 3 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041), filed with the SEC on September 25, 1998.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(8)     Assignment and Assumption Agreement dated June 26, 2002 and
                               Consent dated June 28, 2002 between SIMC and BlackRock
                               Advisors, Inc. is herein incorporated by reference to
                               Exhibit (d)(12) of Post-Effective Amendment No. 10 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 30, 2002.
           EX-99.B(d)(9)     Investment Sub-Advisory Agreement between SIMC and Artisan
                               Partners Limited Partnership with respect to the Small Cap
                               Fund is herein incorporated by reference to
                               Exhibit (d)(43) of Post-Effective Amendment No. 4 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on July 16, 1999.
           EX-99.B(d)(10)    Investment Sub-Advisory Agreement between SIMC and Nomura
                               Corporate Research and Asset Management Inc. with respect
                               to the High Yield Bond Fund is herein incorporated by
                               reference to Exhibit (d)(45) of Post-Effective Amendment
                               No. 7 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on September 28,
                               2001.
           EX-99.B(d)(11)    Investment Sub-Advisory Agreement between SIMC and Security
                               Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to
                               Exhibit (d)(46) of Post-Effective Amendment No. 5 to
                               Registrant's Registration Statement on Form N-1A (File No.
                               33-58041) filed with the SEC on September 28, 1999.
           EX-99.B(d)(12)    Investment Sub-Advisory Agreement between SIMC and The
                               Boston Company Asset Management with respect to the
                               Emerging Markets Equity Fund is herein incorporated by
                               reference to Exhibit (d)(47) of Post-Effective Amendment
                               No. 6 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on September 27,
                               2000.
           EX-99.B(d)(13)    Investment Sub-Advisory Agreement between SIMC and McKinley
                               Capital Management Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(52) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.
           EX-99.B(d)(14)    Investment Sub-Advisory Agreement between SIMC and David J.
                               Greene & Company, LLC with respect to the Small Cap Fund
                               is herein incorporated by reference to Exhibit (d)(53) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.
           EX-99.B(d)(15)    Investment Sub-Advisory Agreement between SIMC and Morgan
                               Stanley Investment Management Inc. with respect to the
                               International Equity Fund is herein incorporated by
                               reference to Exhibit (d)(56) of Post-Effective Amendment
                               No. 7 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on September 28,
                               2001.
           EX-99.B(d)(16)    Investment Sub-Advisory Agreement between SIMC and Peregrine
                               Capital Management Inc. with respect to the Large Cap and
                               Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 7 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 28, 2001.
           EX-99.B(d)(17)    Investment Sub-Advisory Agreement between SIMC and Sanford
                               C. Bernstein & Co., LLC, as revised October 2, 2000, with
                               respect to the Large Cap and Large Cap Value Funds is
                               herein incorporated by reference to Exhibit (d)(58) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(18)    Investment Sub-Advisory Agreement between SIMC and Shenkman
                               Capital Management, Inc. with respect to the High Yield
                               Bond Fund is herein incorporated by reference to
                               Exhibit (d)(59) of Post-Effective Amendment No. 7 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 28, 2001.
           EX-99.B(d)(19)    Investment Sub-Advisory Agreement between SIMC and
                               Transamerica Investment Management, LLC with respect to
                               the Large Cap and Large Cap Growth Funds is herein
                               incorporated by reference to Exhibit (d)(61) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.
           EX-99.B(d)(20)    Investment Sub-Advisory Agreement dated March 19, 2002
                               between SIMC and Barclays Global Fund Advisors, with
                               respect to the Large Cap Index, Large Cap Value Index, and
                               Large Cap Growth Index Funds, is herein incorporated by
                               reference to Exhibit (d)(62) of Post-Effective Amendment
                               No. 9 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on March 29, 2002.
           EX-99.B(d)(21)    Investment Sub-Advisory Agreement dated March 12, 2002
                               between SIMC and Montag & Caldwell Inc., with respect to
                               the Large Cap and Large Cap Growth Funds is herein
                               incorporated by reference to Exhibit (d)(63) of
                               Post-Effective Amendment No. 9 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58401)
                               filed with the SEC on March 29, 2002.
           EX-99.B(d)(22)    Investment Sub-Advisory Agreement dated March 14, 2002
                               between SIMC and Wellington Management Company, LLP, with
                               respect to the Small Cap Growth Fund, is herein
                               incorporated by reference to Exhibit (d)(64) of
                               Post-Effective Amendment No. 9 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on March 29, 2002.
           EX-99.B(d)(23)    Investment Sub-Advisory Agreement between SIMC and Lloyd
                               George Investment Management (Bermuda) Limited dated
                               September 16, 2002 with respect to the Emerging Markets
                               Equity Fund is herein incorporated by reference to
                               Exhibit (d)(35) of Post-Effective Amendment No. 10 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 30, 2002.
           EX-99.B(d)(24)    Investment Sub-Advisory Agreement between SIMC and Mazama
                               Capital Management, Inc. dated December 13, 1999 with
                               respect to the Small Cap Fund is herein incorporated by
                               reference to Exhibit (d)(36) of Post-Effective Amendment
                               No. 10 to Registrant's Registration Statement on
                               Form N-1A (File No. 33-58041) filed with the SEC on
                               September 30, 2002.
           EX-99.B(d)(25)    Investment Sub-Advisory Agreement between SIMC and
                               Metropolitan West Asset Management LLC dated June 26, 2002 with respect to the Core Fixed Income Fund is herein
                               incorporated by reference to Exhibit (d)(37) of
                               Post-Effective Amendment No. 10 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 30, 2002.
           EX-99.B(d)(26)    Form of Investment Sub-Advisory Agreement between SIMC and
                               Fischer Francis Trees & Watts, Inc. with respect to the
                               International Fixed Income Fund is herein incorporated by
                               reference to Exhibit (d)(38) of Post-Effective Amendment
                               No. 10 to Registrant's Registration Statement on
                               Form N-1A (File No. 33-58041) filed with the SEC on
                               September 30, 2002.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(27)    Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. is herein incorporated by
                               reference to Exhibit (d)(39) of Post-Effective Amendment
                               No. 10 to Registrant's Registration Statement on
                               Form N-1A (File No. 33-58041) filed with the SEC on
                               September 30, 2002.
           EX-99.B(d)(28)    Investment Sub-Advisory Agreement between SIMC and Lee
                               Munder Investments, Ltd. with respect to the Small Cap
                               Fund is herein incorporated by reference to Exhibit
                               (d)(36) of Post-Effective Amendment No. 11 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on May 16, 2003.
           EX-99.B(d)(29)    Investment Sub-Advisory Agreement between SIMC and
                               Martingale Asset Management with respect to the Small Cap
                               Fund is herein incorporated by reference to Exhibit
                               (d)(37) of Post-Effective Amendment No. 11 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on May 16, 2003.
           EX-99.B(d)(30)    Investment Sub-Advisory Agreement between SIMC and Goldman
                               Sachs Asset Management, L.P. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by
                               reference to Exhibit (d)(38) of Post-Effective Amendment
                               No. 11 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on May 16, 2003.
           EX-99.B(d)(31)    Investment Sub-Advisory Agreement between SIMC and Emerging
                               Markets Management, L.L.C. with respect to the Emerging
                               Markets Equity Fund is herein incorporated by reference to
                               Exhibit (d)(39) of Post-Effective Amendment No. 11 to
                               Registrant's Registration Statement on Form N-1A (File No.
                               33-58041) filed with the SEC on May 16, 2003.
           EX-99.B(d)(32)    Investment Sub-Advisory Agreement between SIMC and McKinley
                               Capital Management, Inc. with respect to the Large Cap and
                               Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 11 to
                               Registrant's Registration Statement on Form N-1A (File No.
                               33-58041) filed with the SEC on May 16, 2003.
           EX-99.B(d)(33)    Form of Investment Sub-Advisory Agreement between SIMC and
                               LSV Asset Management with respect to the Large Cap Value
                               Fund is herein incorporated by reference to Exhibit
                               (d)(41) of Post-Effective Amendment No. 11 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on May 16, 2003.
           EX-99.B(d)(34)    Investment Sub-Advisory Agreement between SIMC and Alliance
                               Capital Management L.P. with respect to the Emerging
                               Markets Equity Fund is herein incorporated by reference to
                               Exhibit (d)(42) of Post-Effective Amendment No. 11 to
                               Registrant's Registration Statement on Form N-1A (File No.
                               33-58041) filed with the SEC on May 16, 2003.
           EX-99.B(d)(35)    Form of Investment Sub-Advisory Agreement between SIMC and
                               Nicholas-Applegate Capital Management with respect to the
                               High Yield Bond Fund is herein incorporated by reference
                               to Exhibit (d)(44) of Post-Effective Amendment No. 11 to
                               Registrant's Registration Statement on Form N-1A (File No.
                               33-58041) filed with the SEC on May 16, 2003.
           EX-99.B(d)(36)    Investment Sub-Advisory Agreement between SIMC and
                               Aronson+Johnson+Oritz, LP with respect to the Large Cap
                               and Large Cap Value Funds is filed herewith.
           EX-99.B(d)(37)    Investment Sub-Advisory Agreement between SIMC and Franklin
                               Portfolio Associates, LLC with respect to the Large Cap
                               and Large Cap Value Funds is filed herewith.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(38)    Investment Sub-Advisory Agreement between SIMC and Barclays
                               Global Fund Advisors with respect to the Large Cap
                               Disciplined Equity Fund is filed herewith.
           EX-99.B(d)(39)    Investment Sub-Advisory Agreement between SIMC and Enhanced
                               Investment Technologies, LLC with respect to the Large Cap
                               Disciplined Equity Fund is filed herewith.
           EX-99.B(d)(40)    Investment Sub-Advisory Agreement between SIMC and Analytic
                               Investors, Inc. with respect to the Large Cap Disciplined
                               Equity Fund is filed herewith.
           EX-99.B(d)(41)    Investment Sub-Advisory Agreement between SIMC and
                               Prudential Investment Management, Inc. with respect to the
                               Large Cap Disciplined Equity Fund is filed herewith.
           EX-99.B(d)(42)    Investment Sub-Advisory Agreement between SIMC and Delaware
                               Management Business Trust with respect to the Small Cap
                               and Small/Mid Cap Equity Funds is filed herewith.
           EX-99.B(d)(43)    Investment Sub-Advisory Agreement between SIMC and Mazama
                               Capital Management, Inc. with respect to the Small/Mid Cap
                               Equity Fund is filed herewith.
           EX-99.B(d)(44)    Investment Sub-Advisory Agreement between SIMC and
                               Wellington Management Company, LLP with respect to the
                               Small/Mid Cap Equity Fund is filed herewith.
           EX-99.B(d)(45)    Investment Sub-Advisory Agreement between SIMC and Security
                               Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is filed herewith.
           EX-99.B(d)(46)    Investment Sub-Advisory Agreement between SIMC and BlackRock
                               Advisors, Inc. with respect to the Small Cap and Small/Mid
                               Cap Equity Funds is filed herewith.
           EX-99.B(d)(47)    Investment Sub-Advisory Agreement between SIMC and Fisher
                               Investments, Inc. with respect to the International Equity
                               Fund is filed herewith.
           EX-99.B(d)(48)    Investment Sub-Advisory Agreement between SIMC and Alliance
                               Capital Management, L.P. with respect to the International
                               Equity Fund is filed herewith.
           EX-99.B(d)(49)    Investment Sub-Advisory Agreement between SIMC and McKinley
                               Capital Management, Inc. with respect to the International
                               Equity Fund is filed herewith.
           EX-99.B(e)        Amended and Restated Distribution Agreement between the
                               Trust and SEI Investments Distribution Co. dated
                               September 16, 2002 is herein incorporated by reference to
                               Exhibit (e) of Post-Effective Amendment No. 10 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 30, 2002.
           EX-99.B(f)        Not Applicable.
           EX-99.B(g)(1)     Custodian Agreement between the Trust and First Union
                               National Bank, N.A. with respect to the Trust's Large Cap,
                               Small Cap, Core Fixed Income and High Yield Bond Funds as
                               previously filed with Registrant's Pre-Effective Amendment
                               No. 2 on Form N-1A (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to
                               Exhibit (8) of Post-Effective Amendment No. 2, filed with
                               the SEC on September 29, 1997.
           EX-99.B(g)(2)     Custodian Agreement between the Trust and State Street Bank and Trust Company is incorporated by reference to
                               Exhibit (8)(a) of Post-Effective Amendment No. 2 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041), filed with the SEC on September 29, 1997.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(h)(1)     Amended and Restated Administration and Transfer Agency
                               Agreement between the Trust and SEI Investments Fund
                               Management dated September 16, 2002 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment
                               No. 10 to Registrant's Registration Statement on
                               Form N-1A (File No. 33-58041) filed with the SEC on
                               September 30, 2002.
           EX-99.B(h)(2)     Form of Administrative Services Plan and Agreement between the Trust and the Distributor relating to the Class T
                               Shares is herein incorporated by reference to
                               Exhibit (h)(2) of Post-Effective Amendment No. 10 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 30, 2002.
           EX-99.B(h)(3)     Form of Amended Shareholder Service Plan and Agreement
                               between the Trust and the Distributor relating to the
                               Class T Shares is herein incorporated by reference to
                               Exhibit (h)(3) of Post-Effective Amendment No. 10 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 30, 2002.
           EX-99.B(i)        Opinion and Consent of Counsel is filed herewith.
           EX-99.B(j)        Consent of Independent Accountants is filed herewith.
           EX-99.B(k)        Not Applicable.
           EX-99.B(l)        Not Applicable.
           EX-99.B(m)        Not Applicable.
           EX-99.B(n)        Amended and Restated Rule 18f-3 Plan dated November 14,
                               2001, as approved September 16, 2002, is herein
                               incorporated by reference to Exhibit (n) of Post-Effective
                               Amendment No. 10 to Registrant's Registration Statement on
                               Form N-1A (File No. 33-58041) filed with the SEC on
                               September 30, 2002.
           EX-99.B(o)        Not Applicable.
           EX-99.B(p)(1)     The Code of Ethics for SEI Investments Company dated
                               December 2001 is incorporated by reference to
                               Exhibit (p)(2) of Post-Effective Amendment No. 50 of SEI
                               Tax Exempt Trust's Registration Statement on Form N-1A
                               (File Nos. 2-76990 and 811-3447), filed with the SEC on
                               December 30, 2002 (Accession #0001047469-02-008648).
           EX-99.B(p)(2)     The Code of Ethics for SEI Institutional Investments Trust
                               dated March 20, 2000 is herein incorporated by reference
                               to Exhibit (p)(2) of Post-Effective Amendment No. 33 of
                               SEI Institutional Managed Trust's Registration Statement
                               on Form N-1A (File Nos. 811-4878 and 33-9504), filed with
                               the SEC on July 3, 2000
                               (Accession #0000912057-00-030741).
           EX-99.B(p)(3)     The Code of Ethics for Alliance Capital Management, L.P. is
                               herein incorporated by reference to Exhibit (p)(3) of
                               Post-Effective Amendment No. 10 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 30, 2002.
           EX-99.B(p)(4)     The Code of Ethics dated 2002 for Artisan Partners Limited
                               Partnership is herein incorporated by reference to
                               Exhibit (p)(4) of Post-Effective Amendment No. 10 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 30, 2002.
           EX-99.B(p)(5)     The Code of Ethics for Barclays Global Fund Advisors is
                               herein incorporated by reference to Exhibit (p)(42) of
                               Post-Effective Amendment No. 10 to Registrant's
                               Registration Statement on Form N-1A filed with the SEC on
                               March 29, 2002.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(p)(6)     The Code of Ethics for BlackRock Advisors, Inc. is herein
                               incorporated by reference to Exhibit (p)(6) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).
           EX-99.B(p)(7)     The Code of Ethics for The Boston Company Asset Management
                               is herein incorporated by reference to Exhibit (p)(8) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.
           EX-99.B(p)(8)     The Code of Ethics for Capital Guardian Trust Company is
                               herein incorporated by reference to Exhibit (p)(5) of
                               Post-Effective Amendment No. 30 of SEI Institutional
                               International Trust's Registration Statement on Form N-1A
                               (File No. 33-22821), filed with the SEC on June 30, 2000.
           EX-99.B(p)(9)     The Code of Ethics for David J. Greene and Company, LLC is
                               herein incorporated by reference to Exhibit (p)(24) of
                               Post-Effective Amendment No. 34 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               No. 33-9504), filed with the SEC on July 14, 2000
                               (Accession #0000912057-00-032065).
           EX-99.B(p)(10)    The Code of Ethics for Emerging Markets Management, L.L.C.
                               is herein incorporated by reference to Exhibit (p)(33) of
                               Post-Effective Amendment No. 5 of SEI Insurance Products
                               Trust's Registration Statement on Form N-1A (File
                               No. 333-70013), filed with the SEC on April 30, 2003.
           EX-99.B(p)(11)    Code of Ethics for Fischer Francis Trees & Watts, Inc. is
                               herein incorporated by reference to Exhibit (p)(13) of
                               Post-Effective Amendment No. 10 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 30, 2002.
           EX-99.B(p)(12)    The Code of Ethics for Goldman Sachs Asset Management, L.P.
                               is herein incorporated by reference to Exhibit (p)(34) of
                               SEI Insurance Products Trust's Registration Statement on
                               Form N-1A (File Nos. 333-70013 and 811-09183) filed with
                               the SEC on April 30, 2003.
           EX-99.B(p)(13)    The Code of Ethics for Lee Munder Investments, Ltd. is
                               herein incorporated by reference to Exhibit (p)(35) of SEI
                               Insurance Products Trust's Registration Statement on
                               Form N-1A (File Nos. 333-70013 and 811-09183) filed with
                               the SEC on April 30, 2003.
           EX-99.B(p)(14)    Code of Ethics for Lloyd George Investment Management is
                               herein incorporated by reference to Exhibit (p)(16) of
                               Post-Effective Amendment No. 10 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 30, 2002.
           EX-99.B(p)(15)    The Code of Ethics for LSV Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(9) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).
           EX-99.B(p)(16)    The Code of Ethics for Martingale Asset Management, L.P. is
                               herein incorporated by reference to Exhibit (p)(39) of SEI
                               Insurance Products Trust's Registration Statement on
                               Form N-1A (File Nos. 333-70013 and 811-09183) filed with
                               the SEC on April 30, 2003.
           EX-99.B(p)(17)    The Code of Ethics for Mazama Capital Management, Inc. is
                               herein incorporated by reference to Exhibit (p)(11) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504) filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(p)(18)    The Code of Ethics for McKinley Capital Management Inc. is
                               herein incorporated by reference to Exhibit (p)(19) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.
           EX-99.B(p)(19)    Code of Ethics for Metropolitan Asset Management LLC is
                               herein incorporated by reference to Exhibit (p)(21) of
                               Post-Effective Amendment No. 10 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 30, 2002.
           EX-99.B(p)(20)    The Code of Ethics for Montag & Caldwell Inc. is herein
                               incorporated by reference to Exhibit (p)(43) of
                               Post-Effective Amendment No. 10 to Registrant's
                               Registration Statement on Form N-1A filed with the SEC on
                               March 29, 2002.
           EX-99.B(p)(21)    The Code of Ethics, for Morgan Stanley Investment Management
                               Inc. is herein incorporated by reference to
                               Exhibit (p)(20) of Post-Effective Amendment No. 7 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 28, 2001.
           EX-99.B(p)(22)    The Code of Ethics for Nicholas-Applegate Capital Management
                               is herein incorporated by reference to Exhibit (p)(13) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).
           EX-99.B(p)(23)    The Code of Ethics for Nomura Corporate Resesarch & Asset
                               Management Inc. is herein incorporated by reference to
                               Exhibit (p)(14) of Post-Effective Amendment No. 33 of SEI
                               Institutional Managed Trust's Registration Statement on
                               Form N-1A (File Nos. 811-4878 and 33-9504), filed with the
                               SEC on July 3, 2000 (Accession #0000912057-00-030741).
           EX-99.B(p)(24)    The Code of Ethics for Peregrine Capital Management Inc. is
                               herein incorporated by reference to Exhibit (p)(30) of
                               Post-Effective Amendment No. 36 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               No. 33-9504), filed with the SEC on January 29, 2001
                               (Accession #0000912057-01-003276).
           EX-99.B(p)(25)    The Code of Ethics for RS Investments is herein incorporated by reference to Exhibit (p)(16) of Post-Effective
                               Amendment No. 33 of SEI Institutional Managed Trust's
                               Registration Statement on Form N-1A (File Nos. 811-4878
                               and 33-9504), filed with the SEC on July 3, 2000
                               (Accession #0000912057-00-030741).
           EX-99.B(p)(26)    The Code of Ethics for Sanford Bernstein & Co., LLC is
                               herein incorporated by reference to Exhibit (p)(17) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).
           EX-99.B(p)(27)    The Code of Ethics for Security Capital Research &
                               Management Incorporated is herein incorporated by
                               reference to Exhibit (p)(19) of Post-Effective Amendment
                               No. 33 of SEI Institutional Managed Trust's Registration
                               Statement on Form N-1A (File Nos. 811-4878 and 33-9504),
                               filed with the SEC on July 3, 2000
                               (Accession #0000912057-00-030741).
           EX-99.B(p)(28)    The Code of Ethics for Shenkman Capital Management is herein incorporated by reference to Exhibit (p)(39) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.


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
           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(p)(29)    The Code of Ethics for Transamerica Investment Management,
                               LLC is herein incorporated by reference to
                               Exhibit (p)(41) of Post-Effective Amendment No. 7 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 28, 2001.
           EX-99.B(p)(30)    The Code of Ethics for Wellington Management Company, LLP
                               incorporated by reference to Exhibit (p)(3) of
                               Post-Effective Amendment No. 43 to SEI Daily Income
                               Trust's Registration Statement (File Nos. 2-77048 and
                               811-03451) on Form N-1A, filed with the SEC on January 19,
                               2001.
           EX-99.B(p)(31)    The Code of Ethics dated 2002 for Western Asset Management
                               Company is herein incorporated by reference to
                               Exhibit (p)(37) of Post-Effective Amendment No. 10 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 30, 2002.
           EX-99.B(p)(32)    The Code of Ethics for Aronson+Johnson+Oritz, LP is filed
                               herewith.
           EX-99.B(p)(33)    The Code of Ethics for Franklin Portfolio Associates, LLC is
                               filed herewith.
           EX-99.B(p)(34)    The Code of Ethics for Enhanced Investment Technologies, LLC
                               is filed herewith.
           EX-99.B(p)(35)    The Code of Ethics for Analytic Investors, Inc. is filed
                               herewith.
           EX-99.B(p)(36)    The Code of Ethics for Prudential Investment
                               Management, Inc. is filed herewith.
           EX-99.B(p)(37)    The Code of Ethics for Delaware Management Business Trust is
                               filed herewith.
           EX-99.B(p)(38)    The Code of Ethics for Fisher Investments, Inc. is filed
                               herewith.
           EX-99.B(q)        Powers of Attorney for Robert A. Nesher, William M. Doran,
                               George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B.
                               Greco, James R. Foggo, James M. Storey and Edward D.
                               Loughlin are herein incorporated by reference to
                               Exhibit (q) of Post-Effective Amendment No. 5 to SEI
                               Insurance Products Trust's Registration Statement on Form
                               N-1A (File No. 333-70013) filed with the SEC on April 30,
                               2003.